As filed with the Securities and Exchange Commission on February 10, 2010
                                                    Registration No. 333-______
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO.____

ULTRA SERIES FUND
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Mangement, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing shall become effective on March 12, 2010, pursuant to Rule 488.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered...............................................  Class I and Class II Shares of the International Stock Fund, the Mid Cap Value Fund and the Small Cap Value Fund, $0.01 par value per share, of the Registrant

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PART A

ULTRA SERIES FUND
550 Science Drive
Madison, Wisconsin 53711
800-670-3600

ON BEHALF OF:
Global Securities Fund
Mid Cap Growth Fund
Small Cap Growth Fund

March 12, 2010

Dear Policy Owner and/or Beneficial Owner:

I am writing to inform you of the upcoming joint special meeting of shareholders of the Global Securities Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund, each a series of the Ultra Series Fund, to be held at 550 Science Drive, Madison, Wisconsin, on April 21, 2010, at 9:00 a.m., Central Time, or any adjournments or postponements thereof (the “Meeting”).  The Global Securities Fund, Mid Cap Growth Fund and Small Cap Growth Fund are collectively referred to herein as the “Merging Funds” and separately, as a “Merging Fund.”

As an owner of a variable annuity or variable life insurance policy issued by CUNA Mutual Insurance Society (“CUNA Mutual”), or another beneficial owner of one or more of the Merging Funds, you have the right to instruct CUNA Mutual how to vote the shares of the Merging Funds it holds under your policy with respect to the proposals described below.

The Board of Trustees of the Ultra Series Fund (the “Board”) recommends that the Merging Funds be combined with the funds identified below, each in a tax-free reorganization (each, a “Reorganization”).

Merging Fund	Acquiring Fund
Global Securities Fund, a series of the Ultra Series Fund	International Stock Fund, a series of the Ultra Series Fund
Mid Cap Growth Fund, a series of the Ultra Series Fund	Mid Cap Value Fund, a series of the Ultra Series Fund
Small Cap Growth Fund, a series of the Ultra Series Fund	Small Cap Value Fund, a series of the Ultra Series Fund

You are being asked to vote on a proposal to exchange the assets of your Merging Fund for shares of equal value of the respective Acquiring Fund. If the agreement and plan of reorganization applicable to your Merging Fund is approved by beneficial owners, and your policy remains invested in that Merging Fund through the closing of the Reorganization, your policy will be invested in shares of the Acquiring Fund listed next to that Merging Fund in the chart above.  Details of the Reorganization applicable to your Merging Fund, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement. The Prospectus/Proxy Statement also compares the strategies, expenses and performance of each Merging Fund with those of the respective Acquiring Fund.

The Board (of which I am a part) believes that the Reorganizations offer you the opportunity to pursue your investment goals in a larger fund with a comparable or stronger performance history that may benefit from economies of scale over the long-term.  After careful consideration, the Board has unanimously approved the Reorganizations and believes the Reorganizations are in the best interests of the Merging Funds and you, as an owner of a policy invested in one or more of these funds. The Board of Trustees recommends that you provide voting instructions in favor of these proposals.

Your voting instructions are important. Whether or not you plan to attend the Meeting, please complete, sign and return the your voting instruction form as soon as possible so that your voting instructions may be counted. A postage-paid envelope is enclosed for this purpose. You may also provide voting instructions by Internet or telephone by following the instructions on the enclosed voting instruction form. Please provide your voting instructions as soon as possible.

Thank you for your prompt attention and participation.

Sincerely,

/s/

Katherine L. Frank
President

ULTRA SERIES FUND
550 Science Drive
Madison, Wisconsin 53711
800-670-3600

ON BEHALF OF:
Global Securities Fund
Mid Cap Growth Fund
Small Cap Growth Fund

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
to be held on April 21, 2010

To the Policy Owners and/or Beneficial Owners:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of the Global Securities Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund, each a series of the Ultra Series Fund, will be held at 550 Science Drive, Madison, Wisconsin, on April 21, 2010, at 9:00 a.m., Central Time, as may be adjourned from time to time (the “Meeting”), for the purposes listed below:

For Shareholders of the Global Securities Fund
1.
To approve a proposed Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Global Securities Fund, a series of the Ultra Series Fund, to the International Stock Fund, a series of the Ultra Series Fund, in exchange for Class I and Class II shares of the International Stock Fund, and the distribution of these shares of the International Stock Fund to the holders of Global Securities Fund shares in liquidation and subsequent termination of the Global Securities Fund.

For Shareholders of the Mid Cap Growth Fund
2.
To approve a proposed Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Mid Cap Growth Fund, a series of the Ultra Series Fund, to the Mid Cap Value Fund, a series of the Ultra Series Fund, in exchange for Class I and Class II shares of the Mid Cap Value Fund, and the distribution of these shares of the Mid Cap Value Fund to the holders of Mid Cap Growth Fund shares in liquidation and subsequent termination of the Mid Cap Growth Fund.

For Shareholders of the Small Cap Growth Fund
3.
To approve a proposed Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Small Cap Growth Fund, a series of the Ultra Series Fund, to the Small Cap Value Fund, a series of the Ultra Series Fund, in exchange for Class I and Class II shares of the Small Cap Value Fund, and the distribution of these shares of the Small Cap Value Fund to the holders of Small Cap Growth Fund shares in liquidation and subsequent termination of the Small Cap Growth Fund.

For Shareholders of the Global Securities, Mid Cap Growth and Small Cap Growth Funds
4.	To consider and act upon any other business that may properly come before the Meeting.

*  *  *  *

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of
Trustees has fixed the close of business on March 1, 2010 as the record date for determining shareholders of each Merging Fund entitled to notice of and to vote at the Meeting.

By Order of the Board of Trustees,

/s/

Holly S. Baggot
Secretary

March 12, 2010

PROSPECTUS/PROXY STATEMENT

Dated March 12, 2010

Acquisition of the Assets of the		By and in Exchange for Shares of the
Global Securities Fund	è	International Stock Fund
Mid Cap Growth Fund	è	Mid Cap Value Fund
Small Cap Growth Fund	è	Small Cap Value Fund

Each, a series of the ULTRA SERIES FUND,
550 Science Drive
Madison, Wisconsin 53711
800-670-3600

INTRODUCTION

This Prospectus/Proxy Statement is being furnished in connection with the solicitation of voting instructions (proxies) by the Board of Trustees of the Ultra Series Fund for use at a Joint Special Meeting of Shareholders of the Global Securities Fund, the Mid Cap Growth Fund and the Small Cap Growth Fund, to be held at 550 Science Drive, Madison, Wisconsin, on April 21, 2010, at 9:00 a.m., Central Time, as may be adjourned from time to time (the “Meeting”).

The Board is soliciting proxies from the shareholders of:

i.
the Global Securities Fund, a series of the Ultra Series Fund (the “Global Fund”), in connection with the proposed transfer of all of its assets to the International Stock Fund, a series of Ultra Series Fund (the “International Fund”), in exchange for shares of the International Fund, and distribution of these shares of the International Fund to the holders of Global Fund shares in liquidation of the Global Fund (the “International Reorganization”);

ii.
the Mid Cap Growth Fund, a series of the Ultra Series Fund, in connection with the proposed transfer of all of its assets to the Mid Cap Value Fund, a series of Ultra Series Fund, in exchange for shares of the Mid Cap Value Fund, and distribution of these shares of the Mid Cap Value Fund to the holders of Mid Cap Growth Fund shares in liquidation of the Mid Cap Growth Fund (the “Mid Cap Reorganization”); and

iii.
the Small Cap Growth Fund, a series of the Ultra Series Fund, in connection with the proposed transfer of all of its assets to the Small Cap Value Fund, a series of Ultra Series Fund, in exchange for shares of the Small Cap Value Fund, and distribution of these shares of the Small Cap Value Fund to the holders of Small Cap Growth Fund shares in liquidation of the Small Cap Growth Fund (the “Small Cap Reorganization”).

Please take note of the following terms that are used throughout this Prospectus/Proxy Statement:

•	The Global Securities Fund, Mid Cap Growth Fund and Small Cap Growth Fund are referred to herein collectively as the “Merging Funds,” and each, as a “Merging Fund”;

•	The International Stock Fund, Mid Cap Value Fund and Small Cap Value Fund are referred to herein collectively as the “Acquiring Funds,” and each, as an “Acquiring Fund;”

•	The Merging Funds and the Acquiring Funds are referred to herein collectively as the “Funds,” and each, as a “Fund”;

•	The International Reorganization, the Mid Cap Reorganization and the Small Cap Reorganization are referred to herein collectively as the “Reorganizations,” and each, as a “Reorganization;”

•	The Ultra Series Fund is referred to herein as the “Trust;” and

•	The Board of Trustees of the Ultra Series Fund is referred to herein as the “Board.”

As an owner of a variable annuity or variable life insurance policy issued by CUNA Mutual Insurance Society (“CUNA Mutual”), or another beneficial owner of one or more of the Merging Funds, you have the right to instruct CUNA Mutual how to vote the shares of each Merging Fund attributable to your policy with respect to the applicable Reorganization, as described more fully below and in the accompanying Notice of Joint Special Meeting of Shareholders. Although CUNA Mutual is the legal owner of the shares of each Merging Fund and you are not directly a shareholder of any Merging Fund, you have this right because some or all of your policy value is invested in stock of one or more of the Merging Funds, as provided by your policy.  For ease of reference, policy owners and other beneficial owners of shares of the Merging Funds are referred to herein as “shareholders.”

The persons named as proxies in each proxy card will vote the shares of the applicable Merging Fund proportionately in accordance with the instructions received from those shareholders who respond with their voting instructions as to that Merging Fund.

If the Reorganizations are approved, following each transfer of Merging Fund assets, shares of the respective Acquiring Fund will be distributed to the shareholders of the applicable Merging Fund in liquidation of that Merging Fund.  As a result of the proposed transactions, each shareholder of a Merging Fund will receive shares of the respective Acquiring Fund at a total net asset value equal to the value of the shareholder’s shares of that Merging Fund computed on the business day immediately prior to the Reorganization, and that Merging Fund will subsequently be terminated as a series of the Trust. The value of your policy investment held in a Merging Fund will be the same as the value of your investment held in the respective Acquiring Fund immediately after the Reorganization.

In addition to the foregoing, upon consummation of the Mid Cap Reorganization, the surviving fund will be known as the “Mid Cap Fund,” and upon consummation of the Small Cap Reorganization, the surviving fund will be known as the “Small Cap Fund.”

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information that you should know before providing voting instructions on the proposed Reorganizations.  Each Reorganization will occur only if a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the applicable Merging Fund are voted in favor of that Reorganization.

Additional information concerning each Fund and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference:

Information about the Reorganizations:
•	Statement of Additional Information of the Merging Funds dated March 12, 2010, which relates to this Prospectus/Proxy Statement and the Reorganizations (the “Reorganization SAI”).

Information about the Merging Funds and Acquiring Funds:
•	Prospectus of Ultra Series Fund dated May 1, 2009, as supplemented on July 1, September 30, October 2 and October 8, 2009 and February 10, 2010 (the “Prospectus”);
•	Statement of Additional Information of Ultra Series Fund dated May 1, 2009, as supplemented on July 1 and September 30, 2009 (the “SAI”);
•	Annual Report to Shareholders of Ultra Series Fund for the fiscal year ended December 31, 2008; and
•	Semi-Annual Report to Shareholders of Ultra Series Fund for the six-month period ended June 30, 2009.

Copies of any of the above documents are available upon request and without charge by writing to Ultra Series Funds at 550 Science Drive, Madison, WI 53711, or calling 800-670-3600 toll-free, and specifying the document(s) you are requesting. Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov.  You may also review and copy these documents at the SEC’s Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The approximate date on which this Prospectus/Proxy Statement, the Joint Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about March 22, 2010.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SYNOPSIS	1
Reasons for the Reorganizations	1
Proposed Transactions	1
Tax Consequences	1
Accounting Treatment	2
Overview of Funds Subject to Transaction	2
Investment Objectives and Strategies	3
Fundamental and Non-Fundamental Investment Restrictions	7
Principal Risks	7
EXPENSE COMPARISON	9
PERFORMANCE	13
PORTFOLIO MANAGEMENT	15
Investment Adviser	15
Subadvisers and Portfolio Managers	16
Other Service Providers	17
REASONS FOR THE REORGANIZATIONS	17
INFORMATION ABOUT EACH REORGANIZATION	18
Plans of Reorganization	18
Tax Opinions	18
Federal Income Tax Consequences	19
Effect of the Reorganizations on Capital Loss Carryforwards	19
Accounting Treatment	19
Description of Acquiring Fund Shares	20
Expenses	20
Capitalization	20
SHAREHOLDER INFORMATION	21
Share Classes	21
Purchase, Exchange and Redemption of Shares	21
Distribution and Service Plan	22
How Shares are Priced	22
Market Timing Policy	23
Dividends and Distributions	24
Taxes	24
INFORMATION ON SHAREHOLDER RIGHTS	24
Shares of Beneficial Interest	24
Voting Rights	24
Limitation of Shareholder Liability	25
Limitation of Trustee and Officer Liability	25
Limitation of Interseries Liability	25
GENERAL INFORMATION ABOUT THE FUNDS	25
FINANCIAL STATEMENTS	25
VOTING INFORMATION	25
Solicitation of Voting Instructions	25
Quorum	25
Adjournment and/or Postponements	26
Vote Required	26
Method of Voting	26
Revocation	26
Abstentions and Broker Non-Votes	26
Proportional Voting	26
Record Date	26
Control Persons and Principal Holders of Securities	27
Failure to Obtain Shareholder Approval	27
SHAREHOLDER PROPOSALS	27
OTHER BUSINESS	27
EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

SYNOPSIS

This section summarizes the primary features and consequences of the Reorganizations.  It may not contain all of the information that is important to you.  To understand each Reorganization, you should read this entire Prospectus/Proxy Statement.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/ Proxy Statement, the Prospectus and SAI relating to the Funds, the Reorganization SAI, and the form of the Agreement and Plan of Reorganization (the “Reorganization Plan”), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Reasons for the Reorganizations.  The Board believes that each proposed Reorganization would be in the best interest of the shareholders of the applicable Merging Fund.  In reaching this decision, the Board considered the terms and conditions of each Reorganization Plan and the following factors, among others:

1.	The relatively small size of each Merging Fund and the likelihood that it will not increase substantially in size in the foreseeable future;
2.	Following each Reorganization, the shareholders of each Merging Fund will remain invested in an open-end portfolio with a substantially larger asset base;
3.
The likelihood that shareholders of each Merging Fund, as part of a larger portfolio, may benefit over time from reductions in overall operating expenses per share on a pro forma basis as a result of certain economies of scale after the Reorganizations;

4.	With respect to each Reorganization, the investment objective, principal investment policies and principal risks of the Acquiring Fund and the Merging Fund are similar;
5.	With respect to each Reorganization, the performance of the Acquiring Fund is comparable to or better than the related Merging Fund;
6.	The anticipated tax-free nature of the exchanges contemplated by each Reorganization for federal income tax purposes; and
7.	Shareholders of each Merging Fund will not experience any dilution in the value of their investment as a result of the applicable Reorganization.

For the reasons described in this Prospectus/Proxy Statement, the Board of Trustees, including those trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, concluded that the Reorganization of each Merging Fund into the applicable Acquiring Fund would be in the best interest of the shareholders of the Merging Fund.  Accordingly, the Board approved each Reorganization and recommends shareholder approval of each Reorganization.  Subject to shareholder approval, the Reorganizations are expected to be completed on or about May 1, 2010.

Proposed Transactions. The Board has authorized the Ultra Series Fund to enter into an Agreement and Plan of Reorganization with respect to each Reorganization that provides for the following:

•	The transfer of all the assets of each Merging Fund to the applicable Acquiring Fund in exchange for shares of the Acquiring Fund.
•
Following each transfer, Class I shares of the Acquiring Fund will be distributed to the Class I shareholders of the related Merging Fund and Class II shares of the Acquiring Fund will be distributed to the Class II shareholders of the Merging Fund.  The value of the Acquiring Fund shares distributed to shareholders of the Merging Fund will be equal to the total net asset value of the shares of the Merging Fund held by each shareholder, computed on the business day immediately prior to the Reorganization.

•	Following the distributions of Acquiring Fund shares to Merging Fund shareholders, the Merging Funds will be terminated as series of the Trust.

The total value of your policy interest in each Merging Fund will be the same as the total value of your policy interest in the related Acquiring Fund immediately after the applicable Reorganization.  The material terms of each Reorganization Plan are described in more detail in “Information About Each Reorganization” below.

Please note that with respect to the Mid Cap and Small Cap Reorganizations, upon consummation of the respective Reorganizations, the surviving fund in the Mid Cap Reorganization will change its name to the “Mid Cap Fund” and the surviving fund in the Small Cap Reorganization will change its name to the “Small Cap Fund.”  No shareholder approval is required to make this change and, therefore, you are not being solicited for your input on this name change.

Tax Consequences.  Pursuant to each Reorganization Plan, as a condition to closing of the Reorganization described therein, the applicable Merging Fund shall have received an opinion of counsel that for federal income tax purposes, no gain or loss will be recognized by it (or its shareholders, assuming each shareholder’s policy is treated as a variable annuity for federal income tax purposes) as a result of the Reorganization.  In each case, the tax basis of Acquiring Fund shares received by a Merging Fund shareholder will be the same as the tax basis of the shareholder’s Merging Fund shares. In addition, in each case, the tax basis of the assets of the Merging Fund in the hands of the applicable Acquiring Fund as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Merging Fund prior to the Reorganization.  See “Information About Each Reorganization” below.

If the Reorganizations take place, each Acquiring Fund may be constrained in the extent to which it can use the capital loss carryforwards of the respective Merging Fund. See “Information About Each Reorganization -- Effect of the Reorganizations on Capital Loss Carryforwards” below.

Accounting Treatment.   The International Fund will be both the legal and accounting survivor in the International Reorganization.  The same is true of the Small Cap Reorganization, where the Small Cap Value Fund will be both the legal and accounting survivor.  From an accounting standpoint, this means that the surviving fund in the International Reorganization and the surviving fund in the Small Cap Reorganization will have the historical financial statements and performance, as well as the fee structure, of the International Fund and the Small Cap Value Fund, respectively.  However, with regard to the Mid Cap Reorganization, while the Mid Cap Value Fund will be the legal survivor, the Mid Cap Growth Fund will be the accounting survivor.  What this means from an accounting standpoint is that for the Mid Cap Reorganization, the historical financial statements and performance of the Mid Cap Growth Fund will carry forward as the historical financials and performance of the surviving fund, but the fee structure of the Mid Cap Value Fund will be the fee structure of the surviving fund post-Reorganization.  For tax purposes, the surviving Funds will be the International Fund, the Small Cap Value Fund, and the Mid Cap Growth Fund.

Overview of Funds Subject to Transaction.  Each Merging Fund is a series of the Ultra Series Fund, an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act.  Following the closing of each Reorganization, the Merging Funds will terminate and the Acquiring Funds will survive and continue as series of the Trust.  The Merging Funds and the Acquiring Funds are managed and/or subadvised as shown in the following chart:

Merging Fund	Adviser/Subadviser and Portfolio Manager
Global Fund
Adviser:  Madison Asset Management, LLC
Subadviser:  Mondrian Investment Partners Limited
Portfolio Managers:  Nigel May, Elizabeth Desmond, Clive Gillmore, Brendan Baker, Andrew Porter and Jonathan Spread

Mid Cap Growth Fund	Adviser: Madison Asset Management, LLC Subadviser: None Portfolio Manager: Rich Eisinger
Small Cap Growth Fund	Adviser: Madison Asset Management, LLC Subadviser: None Portfolio Manager: Ray DiBernardo

Acquiring Fund	Adviser/Subadviser and Portfolio Manager
International Fund	Adviser: Madison Asset Management, LLC Subadviser: Lazard Asset Management, LLC Portfolio Managers: John Reinsberg, Michael Bennett, Michael Fry, and Michael Powers
Mid Cap Value Fund	Adviser: Madison Asset Management, LLC Subadviser: None Portfolio Manager: Livia Asher
Small Cap Value Fund	Adviser: Madison Asset Management, LLC Subadviser: Wellington Management Company LLP Portfolio Manager: Timothy McCormack

As of December 31, 2009, the net assets of each Fund were as follows:
Merging Fund	Net Assets	Acquiring Fund	Net Assets
Global Fund	$ 33,618,906	International Fund	$ 81,959,251
Mid Cap Growth Fund	$231,140,313	Mid Cap Value Fund	$182,584,750
Small Cap Growth Fund	$ 4,563,396	Small Cap Value Fund	$ 8,605,016

Investment Objectives and Strategies.

Global Fund è International Fund

Investment Objectives. The investment objective of the Global Fund is to seek capital appreciation, while the investment objective of the International Fund is to seek long-term growth of capital.  Neither Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies.  The Global Fund and the International Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below.  The combined fund will follow the principal investment strategies of the International Fund.

The Global Fund pursues its investment objective primarily by investing in equity securities of issuers located throughout the world.  Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, indices, certain non-traditional equity securities and warrants.  The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) or Global Depository Receipts (“GDRs”), or other securities representing underlying shares of non-U.S. issuers. The Fund also may purchase exchange traded funds (“ETFs”) or other similar funds to invest indirectly in certain markets and to manage cash flow.   In selecting stocks for the Fund, the subadviser identifies those stocks that it believes will provide high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor.  The subadviser conducts fundamental research on a global basis in order to identify securities that, in the subadviser’s opinion, have the potential for long-term total return.  This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries.  The subadviser’s general management strategy emphasizes long-term holding of securities, although securities may be sold in subadviser’s discretion without regard to the length of time they have been held.   In considering possible emerging countries in which the Fund may invest, the subadviser places particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions.  Under normal circumstances, no more than 10% of the Fund’s net assets will be invested in debt securities issued by emerging country companies or foreign governments, or by their agencies, instrumentalities or political subdivisions, all of which may be high-yield, high-risk fixed income securities rated lower than BBB by S&P and Baa by Moody’s or, if unrated, considered to be of equivalent quality by the subadviser.  To facilitate investment activities, the Fund will generally hold a small portion of its assets in cash or cash equivalent instruments.

The International Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its assets in foreign equity securities.  Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as ADRs, EDRs and GDRs.  The Fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.  The Fund usually holds securities of issuers located in at least three countries other than the U.S.  Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries.  Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index.  The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries.  The subadviser typically maintains this segment of the Fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects.  This is sometimes referred to as a “value” approach.  It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Although both Funds expect to pursue their respective investment objectives utilizing their principal investment strategies regardless of market conditions, each Fund may invest up to 100% in money market securities, and the Global Fund may also invest in high-quality debt investments, for temporary defensive purposes.  To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

The following table shows that each Fund has substantially the same investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.  A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security.  Numbers in this table show allowable usage only; for actual usage, consult the Funds’ Annual and Semi-Annual Reports.

Policy	Global	International
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	25	25
Shares of Other Investment Companies1	10	10
Non-Investment Grade Securities	20	20
Foreign Securities	*	*
Emerging Market Securities	50	50
Illiquid Securities2	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	X	X
Swaps	15	15
Options on Securities, Indices or Currencies	10**	10**
Futures Contracts3	10**	10**
Options on Futures Contracts3	10**	10**
Forward Foreign Currency Exchange Contracts	30**	10**
__________________________________
1  Includes ETFs.
2  Numbers in this row refer to net, rather than total, assets.
3  Financial futures contracts and related options only, including futures, contracts and options on futures  contracts and on currencies.

Legend
*
One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.
X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

Mid Cap Growth Fund è Mid Cap Value Fund

Investment Objectives.  The Mid Cap Growth Fund has the same investment objective as that of the Mid Cap Value Fund:  to seek long-term capital appreciation.  Neither Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies.  The Mid Cap Growth Fund and the Mid Cap Value Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below.  The combined fund will follow the principal investment strategies of the Mid Cap Growth Fund (not the Mid Cap Value Fund).

Both Funds seek long-term capital appreciation by investing in equity securities of midsize and smaller companies (generally, stocks with a market capitalization of less than $15 billion or the largest companies in the Russell Midcap® Index, if greater) and, under normal market conditions, both Funds maintain at least 80% of their respective assets in such mid cap securities.   However, neither Fund will automatically sell a stock just because its market capitalization has changed and such positions may be increased through additional purchases.

Both Funds may also invest in warrants and preferred stocks, and may invest up to 25% of their assets in foreign securities.  In addition, both Funds may invest in exchange traded funds (“ETFs”) that are registered investment companies, debt securities and convertible debt securities (including, in the case of the Mid Cap Growth Fund, non-investment grade convertible debt).  The Mid Cap Value Fund may also invest in real estate investment trusts (“REITs”).

For the Mid Cap Value Fund, MAM seeks stocks in the midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects.  The Fund includes smaller, less developed issuers, which may have difficulty competing with larger companies, but the successful ones generate strong cash flows that can be used to build the value of the business or be used in the same way to benefit the shareholders (e.g., share repurchase, dividends, etc.).  The Fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic value.

For the Mid Cap Growth Fund, MAM seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio manager believes in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

Although each Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, both Funds may invest up to 100% in money market instruments.  To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

The following table shows that each Fund has substantially the same investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.  A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security.  Numbers in this table show allowable usage only; for actual usage, consult the Funds’ Annual and Semi-Annual Reports.

Policy	Mid Cap Value	Mid Cap Growth
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	25	*
Shares of Other Investment Companies1	10	10
Non-Investment Grade Securities	20	20
Foreign Securities	25	25
Emerging Market Securities	15	15
Illiquid Securities2	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	X	X
Swaps	15	15
Options on Securities, Indices or Currencies	20	20**
Futures Contracts3	20	20**
Options on Futures Contracts3	20	20**
Forward Foreign Currency Exchange Contracts	10**	10
__________________________________
1  Includes ETFs.
2  Numbers in this row refer to net, rather than total, assets.
3  Financial futures contracts and related options only, including futures, contracts and options on futures  contracts and on currencies.

Legend
*
One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.
X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

Small Cap Growth Fund è Small Cap Value Fund

Investment Objectives.  The Small Cap Growth Fund has the same investment objective as that of the Small Cap Value Fund:  to seek long-term capital appreciation.  Neither Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies.  The Small Cap Growth Fund and the Small Cap Value Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below.  The combined fund will follow the principal investment strategies of the Small Cap Value Fund.

The Small Cap Growth Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to have high earnings growth rates, while the Small Cap Value Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation.  For this purpose, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000® Index.

The subadviser to the Small Cap Growth Fund employs a growth-oriented investment approach in selecting stocks, using proprietary quantitative research to identify companies that the subadviser believes offer superior performance attributes.  The subadviser’s investment process is rooted in its belief that SEC-mandated 13-F filings of other active managers contain valuable information about small cap growth securities, sectors and growth factors.  The subadviser analyzes portfolios of small cap growth managers from SEC filings, mutual fund databases and other data sources, storing this data in its proprietary long-term database.  The subadviser then uses quantitative and qualitative screens to identify managers whom they believe will produce consistent and reliable outperformance in the future.  Once a small group of superior managers is identified, their portfolios are combined to produce a “buy” universe of securities which is then optimized to construct a liquid and well diversified portfolio.

In pursuing its investment objective, the Small Cap Growth Fund may invest in warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies.  The Small Cap Growth Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.  Although not a current investment strategy, the Small Cap Growth Fund is permitted to invest up to 20% of its total assets in foreign securities.

With regard to the Small Cap Value Fund, the subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations.  The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market.  Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.  The Small Cap Value Fund may invest up to 20% of its assets in foreign securities, and may also invest in ETFs that are registered investment companies.

Although each Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, both Funds may invest up to 100% in money market instruments.  To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

The following table shows that each Fund has the same investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.  A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security.  Numbers in this table show allowable usage only; for actual usage, consult the Funds’ Annual and Semi-Annual Reports.

Policy	Small Cap Growth	Small Cap Value
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	*	*
Shares of Other Investment Companies1	10	10
Non-Investment Grade Securities	30	30
Foreign Securities	20	20
Emerging Market Securities	15	15
Illiquid Securities2	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	X	X
Swaps	15	15
Options on Securities, Indices or Currencies	25**	25**
Futures Contracts3	25**	25**
Options on Futures Contracts3	25**	25**
Forward Foreign Currency Exchange Contracts	10**	10**
__________________________________
1  Includes ETFs.
2  Numbers in this row refer to net, rather than total, assets.
3  Financial futures contracts and related options only, including futures, contracts and options on futures  contracts and on currencies.

Legend
*
One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.
X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

Fundamental and Non-Fundamental Investment Restrictions.  In addition to the objectives and strategies described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.  The fundamental investment restrictions applicable to each Fund may only be changed by shareholder vote, while the non-fundamental investment restrictions may be changed by action of the Board of Trustees alone.  These restrictions—which are identical across all Funds—are set forth below.

The Funds have adopted the following fundamental investment restrictions –  Except as noted below, no Fund may:

(1)
borrow money, except that it may (i) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (ii) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank, the Fund’s aggregate borrowings from any source do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a Fund’s aggregate borrowings later exceed 33 1/3% of the Fund’s total assets, the Fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A Fund may make additional investments while it has borrowings outstanding. A Fund may make other borrowings to the extent permitted by applicable law;

(2)
underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

(3)
invest over twenty-five percent (25%) of assets taken at its market value in any one industry.  Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules.  Telephone, gas, and electric utility industries shall be considered separate industries;

(4)	purchase physical commodities or enter into contracts requiring the delivery or receipt of physical commodities;
(5)	purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein;
(6)
issue senior securities as defined in the 1940 Act, except as is permitted by such Act, by rules under such Act, and by SEC positions with respect to the issuance of obligations which might be deemed senior securities;

(7)
make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Board and may make loans of securities as permitted by applicable law; or

(8)
with respect to 75% of the Fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not considered a violation of any of the foregoing restrictions.

In addition to the fundamental investment restrictions listed above, the investment objective of each Fund is a fundamental policy that cannot be changed without the approval of the Fund’s shareholders.

The Funds’ have adopted the following non-fundamental investment restriction – no Fund will purchase securities on margin or sell short; however, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.

Principal Risks.   An investment in each Fund entails investment risk.  The principal risks of investing in each of the Funds is set forth below.   This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and SAI of the Funds, which are incorporated by reference.

Global Fund è International Fund

Because of the similarity in the types of investments made on behalf of each of the Funds, the Global Fund and the International Fund have substantially similar risks.  A discussion of the principal risks of investing in the Funds is set forth below.  The combined fund will have the same risks as the International Fund.

Because both Funds invest in equity securities, both Funds are subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  Loss of money is a significant risk of investing in these Funds.

In addition, with regard to both Funds, investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the Funds more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.
•	Higher trading and custody charges compared to securities of U.S. companies.
•
Different accounting and reporting practices than U.S. companies.  As a result, it is often more difficult to evaluate financial information from foreign issuers.  Also, the laws of some foreign countries limit the information that is made available to investors.

•	Less stringent securities regulations than those of the U.S.
•	Potential political instability.
•
Potential economic instability.  The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification.  Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Central and South America, Africa, Asia and Eastern Europe.  The small size, inexperience and limited trading volume of the securities markets in certain of these countries may also make investments in such countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries.

An investment in the Global Fund also carries with it currency risks because the Fund may invest in securities issued in any currency and may hold foreign currency.  Securities of issuers within a given country may be denominated in the currency of another country or in multinational current units, including the Euro. The subadviser for the Global Fund uses a purchasing power parity (“PPP”) approach to evaluate currency risk.  PPP is a theory which states that exchange rates between currencies are in equilibrium when their purchasing power is the same in each of the two countries.  In this regard, the Fund may engage in hedging activities, and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.  Such hedging may only be undertaken defensively, back into the base currency of the Fund.

Mid Cap Growth Fund è Mid Cap Value Fund

Because of their similar investment objectives and strategies, the Mid Cap Growth Fund and the Mid Cap Value Fund have substantially similar risks. A discussion of the principal risks of investing in the Funds is set forth below.  Because the combined fund will follow the principal investment strategies of the Mid Cap Growth Fund (not those of the Mid  Cap Value Fund), the combined fund will have the same risks as the Mid Cap Growth Fund.

Because both Funds invest in equity securities, both Funds are subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  Loss of money is a significant risk of investing in these Funds.

In addition, due to their focus on stocks of smaller and midsize stocks, both Funds have the potential to experience significant volatility over time.  Midsize and smaller companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies, because growth prospects for these companies may be less certain and the market for such securities may be smaller. Such securities are also subject to the liquidity risk such that during certain periods, their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions.  The Funds could lose money if they have to sell illiquid securities at a disadvantageous time.

Because both Funds may invest up to 25% of their assets in foreign securities, both Funds are subject to risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.

With regard to the Mid Cap Value Fund, because of its “value” approach to investing, the Fund is subject to the risk that the perceived intrinsic values of stocks selected for its portfolio may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.  The same cannot be said of the Mid Cap Growth Fund which, through its “growth at a reasonable price” or “GARP” strategy, seeks to participate in market appreciation during bull markets, while protecting shareholders during bear markets as compared to funds holding more speculative and volatile securities.

Small Cap Growth Fund è Small Cap Value Fund

Because of their similar investment objectives and strategies, the Small Cap Growth Fund and the Small Cap Value Fund have substantially similar risks.  A discussion of the principal risks of investing in the Funds is set forth below.  The combined fund will have the same risks as the Small Cap Value Fund.

Because both Funds invest in equity securities, both Funds are subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  Loss of money is a significant risk of investing in these Funds.

Due to the Funds’ focus on small cap companies, the Funds may experience significant volatility over time.  Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.  During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for a Fund if it has to sell illiquid securities at a disadvantageous time.

The Small Cap Growth Fund emphasizes investments in stocks that are considered “growth” stocks.  Growth stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks.  As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.  Some growth-oriented companies may not have established financial histories and often have limited product lines, markets or financial resources and may depend on a few key personnel for management.  Such companies may be susceptible to losses and risks of bankruptcy.

The Small Cap Growth Fund also engages in active and frequent trading of portfolio securities to achieve its investment objective, which increases the Fund’s costs and can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

The Small Cap Value emphasizes investments in stocks that are considered “value” stocks.  A “value” approach to investing includes the risks that an issuer’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

The Small Cap Value Fund also may invest in foreign securities.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to: fluctuations in currency exchange rates;  higher trading and custody charges compared to securities of U.S. companies; and different accounting and reporting practices than U.S. companies.  As a result, it is often more difficult to evaluate financial information from foreign issuers.  Also, the laws of some foreign countries limit the information that is made available to investors and may be less stringent that those of the U.S.  The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.  The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Although not a current investment strategy, the Small Cap Growth Fund is permitted to invest up to 20% of its total assets in foreign securities.

EXPENSE COMPARISON

The following tables allow you to compare the expenses of the Funds and show what the expenses of the International, Mid Cap Value and Small Cap Value Funds are estimated to be assuming the respective Reorganization takes place.

The expense amounts set forth in the tables and the examples are based on the fiscal year ended December 31, 2008.   Madison Asset Management, LLC (“MAM”) initiated its service as the adviser to the Funds on July 1, 2009 and agreed to implement contractual expense limits for the Class I shares of the Funds through June 30, 2011 to ensure that no Fund’s expenses for that share class would exceed those that existed on December 31, 2008.  These expense limits are reflected in the pro forma figures set forth below.

Neither the tables nor the examples reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made.  If these fees and charges were included, costs would be higher.

Global Fund è International Fund

Shareholder Transaction Expenses (paid directly from your investment):  N/A

Annual Fund Operating Expenses (deducted from Fund assets and reflected in the share price):

CLASS I
Fund	Management Fee1,3	12b-1 Fee2	Other Expenses3	Annual Fund Operating Expenses
Global	0.95%	None	0.02%	0.97%
International	1.20%	None	0.02%	1.22%
International Pro Forma Combined	1.20%	None	0.02%	1.22%

CLASS II
Fund	Management Fee1,3	12b-1 Fee2	Other Expenses3	Annual Fund Operating Expenses
Global	0.95%	0.25%	0.02%	1.22%
International	1.20%	0.25%	0.02%	1.47%
International Pro Forma Combined	1.20%	0.25%	0.02%	1.47%
_____________________________________________________________
1	The management fee is the amount paid to Madison Asset Management, LLC (“MAM”) for managing each Fund’s portfolio and assisting in other aspects of its operations.

2 “12b-1” fees are the fees each Fund pays its distributor, Mosaic Funds Distributor, LLC (“MFD”), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.  These fees may also include service fees paid to MFD for account service and maintenance.  MFD may, in turn, use all of or a portion of the 12b-1 fees it receives to compensate other qualified broker-dealers or other financial intermediaries for selling Fund shares and servicing shareholder accounts.

3
Under its management agreement with the Trust, MAM provides or arranges for each Fund to have all other operational and other support services it needs, the fee for which is included in the management fee set forth in this table.  Not included in this arrangement are services (and associated fees and expenses) of an extraordinary or non-recurring nature, nor are fees and expenses of the Board of Trustees, the independent auditors, compliance, interest on borrowings or taxes.   These other fees that are not included in the management agreement are captured in the “Other Fees” column in the table.  With regard to these other fees, MAM has contractually agreed to cap these fees for the Class I shares until at least June 30, 2011 so as to maintain Fund expense levels for this share class at no more than the amount of such expenses incurred by each Fund’s Class I shares for the fiscal year ended December 31, 2008.

Examples

Examples shown below are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The examples show what expenses you would pay if you invested $10,000 in each Fund for the time periods indicated.  The examples assume you reinvested all dividends and distributions, that the average annual return for each Fund was 5%, and that the Funds’ annual operating expenses (as set forth above) remain the same.

Although your actual costs may be higher or lower, assuming annual Fund operating expenses as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

CLASS I
Fund	Year 1	Year 3	Year 5	Year 10
Global	$99	$309	$536	$1,190
International	$124	$387	$670	$1,477
International Pro Forma Combined	$124	$387	$670	$1,477

CLASS II
Fund	Year 1	Year 3	Year 5	Year 10
Global	$124	$387	$670	$1,477
International	$150	$465	$803	$1,757
International Pro Forma Combined	$150	$465	$803	$1,757

These examples are for comparison purposes only and are not a representation of the Funds’ actual expenses and returns, either past or future.  Actual expenses may be greater or less than those shown above.

Mid Cap Growth Fund è Mid Cap Value Fund

Shareholder Transaction Expenses (paid directly from your investment):  N/A

Annual Fund Operating Expenses (deducted from Fund assets and reflected in the share price):

Please note the surviving fund in this  Reorganization (which will be the Mid  Cap Value Fund) will reduce its management fee from 1.00% to 0.90% upon consummation of the Reorganization, as shown in the tables below.

CLASS I
Fund	Management Fee1,3	12b-1 Fee2	Other Expenses3	Annual Fund Operating Expenses
Mid Cap Growth	0.85%	None	0.02%	0.87%
Mid Cap Value	1.00%	None	0.02%	1.02%
Mid Cap Value Pro Forma Combined	0.90%	None	0.02%	0.92%

CLASS II
Fund	Management Fee1,3	12b-1 Fee2	Other Expenses3	Annual Fund Operating Expenses
Mid Cap Growth	0.85%	0.25%	0.02%	1.12%
Mid Cap Value	1.00%	0.25%	0.02%	1.27%
Mid Cap Value Pro Forma Combined	0.90%	0.25%	0.02%	1.17%
_____________________________________________________________
1	The management fee is the amount paid to Madison Asset Management, LLC (“MAM”) for managing each Fund’s portfolio and assisting in other aspects of its operations.

2 “12b-1” fees are the fees each Fund pays its distributor, Mosaic Funds Distributor, LLC (“MFD”), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.  These fees may also include service fees paid to MFD for account service and maintenance.  MFD may, in turn, use all of or a portion of the 12b-1 fees it receives to compensate other qualified broker-dealers or other financial intermediaries for selling Fund shares and servicing shareholder accounts.

3
Under its management agreement with the Trust, MAM provides or arranges for each Fund to have all other operational and other support services it needs, the fee for which is included in the management fee set forth in this table.  Not included in this arrangement are services (and associated fees and expenses) of an extraordinary or non-recurring nature, nor are fees and expenses of the Board of Trustees, the independent auditors, compliance, interest on borrowings or taxes.   These other fees that are not included in the management agreement are captured in the “Other Fees” column in the table.  With regard to these other fees, MAM has contractually agreed to cap these fees for the Class I shares until at least June 30, 2011 so as to maintain Fund expense levels for this share class at no more than the amount of such expenses incurred by each Fund’s Class I shares for the fiscal year ended December 31, 2008.

Examples

Examples shown below are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The examples show what expenses you would pay if you invested $10,000 in each Fund for the time periods indicated.  The examples assume you reinvested all dividends and distributions, that the average annual return for each Fund was 5%, and that the Funds’ annual operating expenses (as set forth above) remain the same.

Although your actual costs may be higher or lower, assuming annual Fund operating expenses as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

CLASS I
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Growth	$89	$278	$482	$1,073
Mid Cap Value	$104	$325	$563	$1,248
Mid Cap Value Pro Forma Combined	$94	$293	$509	$1,131

CLASS II
Fund	Year 1	Year 3	Year 5	Year 10
Mid Cap Growth	$114	$356	$617	$1,363
Mid Cap Value	$129	$403	$697	$1,534
Mid Cap Value Pro Forma Combined	$119	$372	$644	$1,420

These examples are for comparison purposes only and are not a representation of the Funds’ actual expenses and returns, either past or future.  Actual expenses may be greater or less than those shown above.

Small Cap Growth Fund è Small Cap Value Fund

Shareholder Transaction Expenses (paid directly from your investment):  N/A

Annual Fund Operating Expenses (deducted from Fund assets and reflected in the share price):

CLASS I
Fund	Management Fee1,3	12b-1 Fee2	Other Expenses3	Annual Fund Operating Expenses
Small Cap Growth	1.10%	None	0.02%	1.12%
Small Cap Value	1.10%	None	0.02%	1.12%
Small Cap Value Pro Forma Combined	1.10%	None	0.02%	1.12%

CLASS II
Fund	Management Fee1,3	12b-1 Fee2	Other Expenses3	Annual Fund Operating Expenses
Small Cap Growth	1.10%	0.25%	0.02%	1.37%
Small Cap Value	1.10%	0.25%	0.02%	1.37%
Small Cap Value Pro Forma Combined	1.10%	0.25%	0.02%	1.37%
_____________________________________________________________
1	The management fee is the amount paid to Madison Asset Management, LLC (“MAM”) for managing each Fund’s portfolio and assisting in other aspects of its operations.

2 “12b-1” fees are the fees each Fund pays its distributor, Mosaic Funds Distributor, LLC (“MFD”), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.  These fees may also include service fees paid to MFD for account service and maintenance.  MFD may, in turn, use all of or a portion of the 12b-1 fees it receives to compensate other qualified broker-dealers or other financial intermediaries for selling Fund shares and servicing shareholder accounts.

3
Under its management agreement with the Trust, MAM provides or arranges for each Fund to have all other operational and other support services it needs, the fee for which is included in the management fee set forth in this table.  Not included in this arrangement are services (and associated fees and expenses) of an extraordinary or non-recurring nature, nor are fees and expenses of the Board of Trustees, the independent auditors, compliance, interest on borrowings or taxes.   These other fees that are not included in the management agreement are captured in the “Other Fees” column in the table.  With regard to these other fees, MAM has contractually agreed to cap these fees for the Class I shares until at least June 30, 2011 so as to maintain Fund expense levels for this share class at no more than the amount of such expenses incurred by each Fund’s Class I shares for the fiscal year ended December 31, 2008.

Examples

Examples shown below are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The examples show what expenses you would pay if you invested $10,000 in each Fund for the time periods indicated.  The examples assume you reinvested all dividends and distributions, that the average annual return for each Fund was 5%, and that the Funds’ annual operating expenses (as set forth above) remain the same.

Although your actual costs may be higher or lower, assuming annual Fund operating expenses as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

CLASS I
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$114	$356	$617	$1,363
Small Cap Value	$114	$356	$617	$1,363
Small Cap Value Pro Forma Combined	$114	$356	$617	$1,363

CLASS II
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$139	$434	$750	$1,646
Small Cap Value	$139	$434	$750	$1,646
Small Cap Value Pro Forma Combined	$139	$434	$750	$1,646

These examples are for comparison purposes only and are not a representation of the Funds’ actual expenses and returns, either past or future.  Actual expenses may be greater or less than those shown above.

PERFORMANCE

The bar charts and tables below show each Merging Fund’s annual returns and long-term performance in comparison to the annual returns and long-term performance of the applicable Acquiring Fund.  The charts and tables provide some indication of the risks of investing in the Acquiring Funds.  The chart for each Fund shows how the performance of that Fund has varied from year to year.  The tables compare the performance of the applicable Fund over time to that of a widely recognized, unmanaged index of common stock prices.  An index does not reflect fees or expenses, and it is not possible to invest directly in an index.  A Fund’s past performance does not necessarily indicate how that Fund will perform in the future.

Important information about performance is also contained in management’s discussion of that Fund’s performance which appears in the Funds’ most recent Annual and Semi-Annual Reports.

The returns shown do not reflect fees and charges imposed under variable annuity and variable life insurance contracts through which an investment may be made.  If these fees and charges were included, they would reduce these returns.

Global Fund è International Fund

Global Fund.  Annual total returns of the Class I shares of the Global Fund as of December 31 were as follows for each year shown:
2001:	-10.32%
2002:	-21.77%
2003:	41.24%
2004:	18.42%
2005:	13.97%
2006:	17.38%
2007:	5.77%
2008:	-38.14%

Best Calendar Quarter:	2Q 2003	20.02%
Worst Calendar Quarter:	3Q 2002	-17.80%

   Class I year-to-date total return as of June 30, 2009 was -0.55%.

The table below shows the average annual total returns as of December 31, 2008 for each share class of the Global Fund compared with the return of a market index.
	1 Year	5 Years	Since Inception
Class I Shares1	-38.14%	0.72%	0.32%
Class II Shares1	-38.30%	0.47%	0.07%
MSCI World Index2	-40.33%	0.00%	-1.67%
_______________________________________________________

1 Class II shares incepted on May 1, 2009.  Performance for Class II shares prior to inception is based on the performance of the Fund’s Class I shares, which incepted on October 31, 2000 and are not subject to a 12b-1 fee.  Historical performance for the Class I shares has been restated to take into account the 12b-1 fee charged on the Class II shares.

2 The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries and captures approximately 85% of the market cap of each country.

International Fund.  Annual total returns of the Class I shares of the International Fund as of December 31 were as follows for each year shown:
2001:	-18.46%
2002:	-7.98%
2003:	33.61%
2004:	20.48%
2005:	16.53%
2006:	24.19%
2007:	11.42%
2008:	-38.62%

Best Calendar Quarter:	2Q 2003	18.08%
Worst Calendar Quarter:	3Q 2002	-17.19%

Class I year-to-date total return as of June 30, 2009 was 6.21%.

The table below shows the average annual total return as of December 31, 2008 for each share class of the International Fund compared with the return of a market index.
	1 Year	5 Years	Since Inception
Class I Shares1	-38.62%	3.58%	1.89%
Class II Shares1	-38.78%	3.33%	1.63%
MSCI World Index2	-43.06%	2.10%	0.36%
__________________________________________________________

1 Class II shares incepted on May 1, 2009.  Performance for Class II shares prior to inception is based on the performance of the Fund’s Class I shares, which incepted on October 31, 2000 and are not subject to a 12b-1 fee.  Historical performance for the Class I shares has been restated to take into account the 12b-1 fee charged on the Class II shares.

2 The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Mid Cap Growth Fund è Mid Cap Value Fund

Mid Cap Growth Fund.  Annual total returns of the Class I shares of the Mid Cap Growth Fund as of December 31 were as follows for each year shown:
2001:	-30.89%
2002:	-25.21%
2003:	33.41%
2004:	13.41%
2005:	8.75%
2006:	11.38%
2007:	8.44%
2008:	-46.89%

Best Calendar Quarter:	4Q 2001	20.99%
Worst Calendar Quarter:	4Q 2008	-32.68%

Class I year-to-date total return as of June 30, 2009 was 21.19%.

The table below shows the average annual total returns as of December 31, 2008 for each share class of the Mid Cap Growth Fund compared with the return of a market index.
	1 Year	5 Years	Since Inception
Class I Shares1	-46.89%	-4.58%	-8.28%
Class II Shares1	-47.03%	-4.82%	-8.51%
Russell Midcap® Growth Index2	-44.32%	-2.33%	-5.30%
_________________________________________________________________

1 Class II shares incepted on May 1, 2009.  Performance for Class II shares prior to inception is based on the performance of the Fund’s Class I shares, which incepted on October 31, 2000 and are not subject to a 12b-1 fee.  Historical performance for the Class I shares has been restated to take into account the 12b-1 fee charged on the Class II shares.

2 The Russell Midcap® Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates.

Mid Cap Value Fund.  Annual total returns of the Class I shares of the Mid Cap Value Fund as of December 31 were as follows for each year shown:

2000:	23.85%
2001:	11.16%
2002:	-17.41%
2003:	31.21%
2004:	15.96%
2005:	10.32%
2006:	16.96%
2007:	0.25%
2008:	-36.45%

Best Calendar Quarter:	4Q 2001	20.98%
Worst Calendar Quarter:	4Q 2008	-23.36%

Class I year-to-date total return as of June 30, 2009 was 3.61%.

The table below shows the average annual total returns as of December 31, 2008 for each share class of the Mid Cap Value Fund compared with the return of a market index.
	1 Year	5 Years	Since Inception
Class I Shares1	-36.45%	-0.97%	5.09%
Class II Shares1	-36.61%	-1.22%	4.82%
Russell Midcap® Value Index2	-38.44%	0.33%	3.96%
______________________________________________________

1 Class II shares incepted on May 1, 2009.  Performance for Class II shares prior to inception is based on the performance of the Fund’s Class I shares, which incepted on May 1, 1999 and are not subject to a 12b-1 fee.  Historical performance for the Class I shares has been restated to take into account the 12b-1 fee charged on the Class II shares.

2 The Russell Midcap® Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

Small Cap Growth Fund è Small Cap Value Fund

Small Cap Growth Fund.  Annual total returns of the Class I shares of the Small Cap Growth Fund as of December 31 were as follows for each year shown:
2008:	-43.41%

Best Calendar Quarter:	2Q 2008	3.32%
Worst Calendar Quarter:	4Q 2008	-29.41%

Class I year-to-date total return as of June 30, 2009 was 0.36%.

The table below shows the average annual total returns as of December 31, 2008 for each share class of the Small Cap Growth Fund compared with the return of a market index.
	1 Year	Since Inception
Class I Shares1	-43.41%	-28.78%
Class II Shares1	-43.56%	-28.92%
Russell 2000® Growth Index2	-38.54%	-24.44%
_________________________________________________

1 Class II shares incepted on May 1, 2009.  Performance for Class II shares prior to inception is based on the performance of the Fund’s Class I shares, which incepted on May 1, 2007 and are not subject to a 12b-1 fee.  Historical performance for the Class I shares has been restated to take into account the 12b-1 fee charged on the Class II shares.

2 The Russell 2000® Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates.

Small Cap Value Fund.  Annual total returns of the Class I shares of the Small Cap Value Fund as of December 31 were as follows for each year shown:
2008:	-25.54%

Best Calendar Quarter:	3Q 2008	1.82%
Worst Calendar Quarter:	4Q 2008	-23.32%

Class I year-to-date total return as of June 30, 2009 was 2.46%.

The table below shows the average annual total returns as of December 31, 2008 for each share class of the Small Cap Value Fund compared with the return of a market index.
	1 Year	Since Inception
Class I Shares1	-25.54%	-21.12%
Class II Shares1	-25.73%	-21.32%
Russell 2000® Value Index2	-28.92%	-24.44%
______________________________________________

1 Class II shares incepted on May 1, 2009.  Performance for Class II shares prior to inception is based on the performance of the Fund’s Class I shares, which incepted on May 1, 2007 and are not subject to a 12b-1 fee.  Historical performance for the Class I shares has been restated to take into account the 12b-1 fee charged on the Class II shares.

2 The Russell 2000® Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth rates.

PORTFOLIO MANAGEMENT

Investment Adviser.  Madison Asset Management, LLC (“MAM”) manages each Fund’s investments and business operations under the overall supervision of the Board of Trustees of the Ultra Series Fund.  MAM has the responsibility for making all investment decisions for the Funds.  MAM’s principal business address is 550 Science Drive, Madison, Wisconsin 53711.

MAM is registered as an investment adviser with the SEC and all of the firm’s voting shares are held by Madison Investment Advisors, Inc. (“MIA”).  The Funds’ management agreement with MAM calls for each Fund to pay MAM a management fee at the following annual rates (reflected as a percentage of each Fund’s average daily net assets):

Merging Fund	Acquiring Fund
Global Fund: 0.95%	International Fund: 1.20%
Mid Cap Growth Fund: 0.85%	Mid Cap Value Fund: 1.00%1
Small Cap Growth Fund: 1.10%	Small Cap Value Fund: 1.10%
      __________________________________________________
1As previously noted, upon consummation of the Mid Cap Reorganization, the Mid
 Cap Value Fund will reduce its management fee from 1.00% to 0.90%.

In addition to providing portfolio management services to each of the Funds, MAM also provides or arranges for the provision of substantially all other services required by the Funds.  Such services include all administrative, accounting and legal services, as well as the services of custodians, transfer agents and dividend disbursing agents.  The fees and expenses associated with these other services are reflected in the management fees paid to MAM.  No additional fees are due from the Funds for these services.  Fees and expenses not covered by this arrangement consist of the following:  extraordinary or non-recurring fees and expenses; fees and expenses of the Board of Trustees, the independent auditors and compliance; interest on borrowings; and taxes.   With regard to these other fees, MAM has contractually agreed to cap these fees for the Class I shares of each Fund until at least June 30, 2011 so as to maintain Fund expense levels for this share class at no more than the amount of such expenses incurred by each Fund’s Class I shares for the fiscal year ended December 31, 2008.

Subadvisers and Portfolio Managers.  MAM manages the assets of all of the Funds using a “manager of managers” approach under which MAM may manage some or all of the Funds’ assets and may allocate some or all of these assets among one or more specialist subadvisers.  MAM selects subadvisers based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style.  While superior performance is the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating subadvisers.  MAM compensates each subadviser out of its own assets.  Even when MAM delegates its investment management authority to a subadviser, MAM remains responsible to the Funds for all decisions made by the applicable subadviser.  Additional information regarding each of the subadvisers and portfolio managers can be found in the Prospectus and SAI of the Funds.

Global Fund and International Fund.  With regard to the Global Fund, MAM has delegated its investment management authority to Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, London, EC2V 7JD.  Mondrian is based in London and is controlled by members of its management.  Mondrian has managed assets since the firm’s founding in 1990.  Mondrian is registered as an investment adviser with the SEC and is regulated in the United Kingdom by the Financial Services Authority.  Mondrian manages the Global Fund using a team approach, consisting of the following individuals:  Nigel May (Chief Investment Officer—Global Equities of Mondrian), Elizabeth Desmond, CFA (Chief Investment Officer—International Equities of Mondrian), Clive Gillmore (Chief Executive Officer of Mondrian), Brendan Baker (Senior Portfolio Manager of Mondrian), Andrew Porter, CFA (Portfolio Manager of Mondrian), and Jonathan Spread, CFA (Portfolio Manager of Mondrian).

With regard to the International Fund, MAM has delegated its investment management authority to Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, 59th Floor, New York, New York 10112.  Lazard began managing separate account international equity portfolios in 1985. Lazard employs over 100 global investment professionals, with smaller teams responsible for portfolio construction. Lazard is a New York-based subsidiary of Lazard Frères & Co. LLC (“LF & Co.”), a New York limited liability company. Lazard provides its institutional and private clients with a wide variety of investment banking, brokerage management and related services. LF & Co. established Lazard as its investment management division and registered it with the SEC as an investment adviser on May 1, 1970. Investment management services are also provided by Lazard Asset Management Limited, based in London, Lazard Asset Management (Deutschland) GmbH, based in Frankfurt, Lazard Asset Management Italy, based in Milan, Lazard Japan Asset Management KK, based in Tokyo, and Lazard Asset Management Pacific Co., based in Sydney, all of which are controlled by Lazard. Investment research is undertaken on a global basis utilizing the global investment team members worldwide.  Lazard manages the International Fund using a team approach, consisting of the following individuals:  John Reinsberg (Deputy Chairman of Lazard), Michael Bennett, CPA (Managing Director of Lazard), Michael Fry (Managing Director of Lazard), and Michael Powers (Managing Director of Lazard).

After the Reorganization is consummated, MAM will continue to manage the International Fund and Lazard will continue to serve as the Fund’s subadviser.

Mid Cap Growth Fund and Mid Cap Value Fund.  MAM manages both the Mid Cap Growth Fund and the Mid Cap Value Fund without the use of a subadviser.  The Mid Cap Growth Fund is managed by Rich Eisinger (Portfolio Manager of MAM and Managing Director of MIA), while the Mid Cap Value Fund is managed by Livia Asher (Portfolio Manager of MAM).

After the Reorganization is consummated, MAM will continue to manage the Mid Cap Value Fund with Rich Eisinger and Matt Hayner (Portfolio Manager of MAM and Vice President of MIA) as the co-portfolio managers.

Small Cap Growth Fund and Small Cap Value Fund.  With regard to the Small Cap Growth Fund, MAM manages this Fund without the use of a subadviser.  The portfolio manager of the Fund is Ray DiBernardo, CFA (Portfolio Manager of MAM and Vice President of MIA).

For the Small Cap Value Fund, MAM has delegated its investment management authority to Wellington Management Company, LLP (“Wellington”), 75 State Street, Boston, Massachusetts 02109.  Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington and its predecessor organizations have provided investment advisory services for over 70 years. Timothy McCormack, CFA (Senior Vice President and Equity Portfolio Manager of Wellington), serves as the portfolio manager of the Fund.

After the Reorganization is consummated, MAM will continue to manage the Small Cap Value Fund and Wellington will continue to serve as the Fund’s subadviser.

Other Service Providers.   Mosaic Funds Distributor, LLC (“MFD”) acts as the principal distributor of Fund shares.  MFD’s principal business address is 550 Science Drive, Madison, Wisconsin 53711.  MFD is wholly owned subsidiary of MIA, which is affiliated with MAM.  CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, Iowa 50677, is the transfer agent and dividend disbursing agent for the Funds, and State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02100, provides the Funds with fund accounting and administration services.  State Street also serves as the Funds’ custodian.

REASONS FOR THE REORGANIZATIONS

The Board of Trustees of the Ultra Series Fund, at a meeting held on February 4, 2010, approved the Reorganizations as being in the best interests of the Merging Funds and their respective shareholders.  In approving the Reorganizations, the Board considered, among other things, (i) the similarities between the investment objectives, strategies and risks of each Merging Fund with that of each applicable Acquiring Fund; (iii) the costs of the Reorganizations, which will be borne by MAM and/or its affiliates; (iv) the relatively small size of each Merging Fund and the likelihood that it will not increase substantially in size in the foreseeable future; (v) as a result of each Reorganization, the shareholders of each Merging Fund will remain invested in an open-end portfolio with a substantially larger asset base; (vi) the continuity of shareholder servicing for Merging Fund shareholders who will become Acquiring Fund shareholders; and (vii) the anticipated tax-free nature of the Reorganization.

The Board also considered (x) for the Small Cap Reorganization, the fact that the Merging Fund’s expense ratio and management fee are the same as the Acquiring Fund; (y) for the Mid Cap Reorganization, while the Merging Fund’s expense ratio and management fee are lower than the Acquiring Fund, the Acquiring Fund’s management fee will be reduced upon consummation of the Reorganization making the fee more consistent with what other similar funds charge for these services; and (z) for the International Reorganization, while the Merging Fund’s management fee is lower than the Acquiring Fund, the Board satisfied itself that the higher fee of the Acquiring Fund is justified given that the Merging Fund consistently invested a portion of its portfolio in domestic securities as part of its investment strategy, which investments are typically subject to lower overall expenses than foreign and international securities.  As such, the higher fees paid by the Acquiring Fund compared with the Merging Fund reflect this important distinction between the two funds.

The Board also took into account the generally better performance of each Merging Fund as compared to each Acquiring Fund over all time periods.  The Board also determined that since the value of Acquiring Fund shares to be received by each Merging Fund shareholder will be equal to the value of the Merging Fund shares surrendered in exchange therefor, shareholders of each Merging Fund will not experience any dilution in the value of their investment as a result of the Reorganization.

With regard to both the Small Cap and Mid Cap Reorganizations, the Board of Trustees also considered MAM’s view that there has been a convergence of growth and value investing to the point that it is difficult today to distinguish between the two.  In the analysis of companies, valuation methods such as intrinsic value analysis, price-to-book ratios, price-to-earnings ratios, and asset values were used previously to search for “value.”  But recently, many growth companies have sold at low valuations and have been purchased as “value” stocks.  Whether growth or value, the investment goal is to find companies that will continue to grow and expand, regardless of whether they are characterized as growth or value (i.e., even value companies want to grow their businesses). In fact, one of the primary value characteristics is the orderliness of growth.   Therefore, it is MAM’s view that the defining characteristics of growth companies and value companies have blurred in recent years, providing further justification of the proposed Small Cap and Mid Cap Reorganizations.

Furthermore, the Board considered MAM’s belief that optimizing its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate between the funds offered through MAM and may increase the combined Funds’ prospects for increased sales and economies of scale (in terms of overall operating expenses per share on a pro forma basis).  The Board also considered MAM’s view that the Reorganizations represent the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Thus, when considering all of the above factors, the Board determined that the Reorganization of each Merging Fund into the respective Acquiring Fund would be in the best interests of each Merging Fund and its shareholders.

After discussion, and following a further review of the materials and the terms of each proposed Reorganization Plan, the Board of Trustees, including the independent trustees, approved each Reorganization and recommended its approval by the shareholders of the applicable Merging Fund.

INFORMATION ABOUT EACH REORGANIZATION

The following summary of each Reorganization is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Exhibit A to this Prospectus/Proxy Statement. The material terms of the Reorganization Plan for the International Reorganization, the Mid Cap Reorganization and the Small Cap Reorganization are identical.

Plans of Reorganization. The Reorganization Plan applicable to each Reorganization provides that each Acquiring Fund will acquire all the assets of the respective Merging Fund in exchange for Class I and Class II shares of the Acquiring Fund.  If approved by shareholders, each Reorganization is expected to be completed on or about May 1, 2010 (the “Closing Date”).

The value of the full and fractional shares of each Acquiring Fund share to be issued to shareholders of the related Merging Fund will equal the value of the shares of that Merging Fund outstanding immediately prior to the respective Reorganization. Portfolio securities of each Merging Fund will be valued in accordance with the valuation practices of that Merging Fund.

At the time of each Reorganization, the Merging Fund will pay all of its obligations and liabilities, and prior to the respective Reorganization, will issue a dividend to distribute to its shareholders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforward). Each Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

On the Closing Date, each Merging Fund will liquidate and distribute pro rata to its shareholders as of the close of business on the business day immediately preceding the Closing Date (the “Valuation Date”) full and fractional shares of the respective Acquiring Fund at a total net asset value equal to the value of the shareholder’s shares of that Merging Fund computed as of the close of business on the Valuation Date.  This method of valuation is consistent with interpretations of Rule 22c-1 under the 1940 Act by the SEC's Division of Investment Management.  Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Acquiring Fund, representing the respective pro rata number of full and fractional shares of that Acquiring Fund due shareholders of the respective Merging Fund.  Share certificates will not be issued in connection with the Reorganizations.

The consummation of each Reorganization Plan is subject to the conditions set forth therein, including the approval of each Reorganization Plan by the affirmative vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Merging Fund.  The votes of the shareholders of the Acquiring Funds are not being solicited because their approval or consent is not necessary for the Reorganizations.

Tax Opinions.  Both Funds involved in a Reorganization shall have received an opinion of counsel, addressed to the applicable Funds and in form and substance satisfactory to each Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code of 1986, as amended (the “Code”), to the applicable Merging Fund and Acquiring Fund, and their respective shareholders.   For purposes of rendering its opinion, counsel has assumed that each shareholder’s policy or contract is treated as a variable annuity for federal income tax purposes.  With respect to each Reorganization, counsel will opine, based on the facts and assumptions stated in the applicable legal opinion, that for federal income tax purposes:

1.
Neither the Merging Fund nor the respective Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Merging Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, and, in the case of the Merging Fund, upon the distribution (whether actual or constructive) of shares of the Acquiring Fund to shareholders of the Merging Fund in exchange for their shares of the Merging Fund;

2.
The shareholders of the Merging Fund who receive shares of the respective Acquiring Fund pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares

3.	of the Merging Fund for shares of the Acquiring Fund (including any share interests they are deemed to have received) pursuant to the Reorganization;
4.
The tax basis of shares of the Acquiring Fund received by shareholders of the respective Merging Fund will be the same as the tax basis of the shares of the Merging Fund surrendered in the exchange; and the holding period of shares of the Acquiring Fund received by each shareholder of the Merging Fund will include the period during which the shares of the Merging Fund exchanged therefor were held by such shareholders, provided the shares of the Merging Fund were held as a capital asset on the date of the Reorganization; and

5.
The tax basis of the Merging Fund's assets acquired by the respective Acquiring Fund will be the same as the tax basis of such assets to the Merging Fund immediately prior to the Reorganization, and the holding period of the assets of the Merging Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Merging Fund.

Federal Income Tax Consequences.  Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) and Section 368(a)(1)(D) of the Code, as applicable.  Opinions of Counsel are not binding on the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and shareholders could recognize a gain or loss on the transaction.  For additional information concerning federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the contracts or policies.

Effect of the Reorganizations on Capital Loss Carryforwards. The following tables provide information regarding the capital loss carryforwards as of December 31, 2008, for the Funds.  All capital loss carryforwards shown in the following table expire on December 31, 2015.

Merging Fund (1)	Capital Loss Carryforwards
Global Fund	$751,246
Mid Cap Value Fund	$38,971,539
Small Cap Growth Fund	$892,538

Acquiring Fund (1)	Capital Loss Carryforwards
International Fund	$1,823,628
Mid Cap Growth Fund	$21,456,972
Small Cap Value Fund	$306,489

(1)  Acquiring Fund and Merging Fund for tax purposes

If a Reorganization is not consummated, the loss carryforwards of each related Fund should be available to offset any net realized capital gains of that Fund through the expiration date in 2015.  It is anticipated that no distributions of net realized capital gains would be made by any Fund until the capital loss carryforwards expire or are offset by net realized capital gains.

If a Reorganization is consummated, the applicable Acquiring Fund will be constrained in the extent to which it can use the capital loss carryforwards of the related Merging Fund because of limitations imposed by the Code on the occurrence of an ownership change.  Each Acquiring Fund should be able to use each calendar year a capital loss carryforward in an amount equal to the net asset value of the related Merging Fund on the Closing Date multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service.  If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2010, the amount of capital loss carryforwards that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the Closing Date, which is currently anticipated to be on or about May 1, 2010.

Accounting Treatment.  The International Fund will be both the legal and accounting survivor in the International Reorganization as will the Small Cap Value Fund in the Small Cap Reorganization.  From an accounting standpoint, this means that the surviving funds in these two Reorganizations will have the historical financial statements and performance, as well as the fee structure, of the International Fund and the Small Cap Value Fund.  However, with regard to the Mid Cap Reorganization, while the Mid Cap Value Fund will be the legal survivor, the Mid Cap Growth Fund will be the accounting survivor.  Therefore, the historical financial statements and performance of the Mid Cap Growth Fund will become the historical financials and performance of the surviving fund, but the fee structure of the Mid Cap Value Fund will become the fee structure of the surviving fund.  For tax purposes, the surviving Funds will be the International Fund, the Small Cap Value Fund, and the Mid Cap Growth Fund.

Description of Acquiring Fund Shares. In accordance with the procedures under each Reorganization Plan as described above, each shareholder of the Merging Fund will receive that number of full and fractional Class I and Class II shares of the respective Acquiring Fund equal in value at the Valuation Date to the value of the shares of the Merging Fund then held by such shareholder.  Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.
The shares of each Acquiring Fund are sold at NAV without any front-end or deferred sales charges, and while the Class I shares of each Acquiring Fund are not subject to distribution-related or shareholder-servicing related fees, the Class II shares are subject to such a fee (at the annual rate of 0.25%).  Because each transfer will be effected at NAV without the imposition of a sales charge, the shareholders of each Merging Fund will receive Class I or Class II shares of the respective Acquiring Fund without paying any front-end sales charge or a contingent deferred sales charge as a result of the applicable Reorganization.
After a Reorganization, to the extent that your policy remains invested in Class I or Class II shares of a Acquiring Fund, the value of your policy interest will depend on the performance of that Acquiring Fund, rather than that of the respective Merging Fund.

Following the Reorganizations, the shares of the Acquiring Funds will be sold only to insurance companies for allocation to their separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies issued by such companies, and to certain pension or retirement plans that are qualified plans under federal tax law. The interest of a policy or contract owner or plan participant in the shares will be subject to the terms of the particular annuity or life insurance policy or plan, and is described in the prospectus for the applicable policy or contract, or the plan documents.

Expenses.   After the consummation of the Small Cap Reorganization, the total operating expenses of the Acquiring Fund, as a percent of net assets, are estimated to be the same as the current operating expenses of the Merging Fund, while the Mid Cap and International Reorganizations will result in total operating expenses of the Acquiring Fund, as a percent of net assets, being higher than the current operating expenses of the applicable Merging Fund.

As a condition of the Mid Cap Reorganization, MAM agreed to reduce the management fee of the Acquiring Fund from 1.00% to 0.90% to reflect the economies of scale that are expected to be achieved as a result of the Reorganization.  The Board reviewed the relative expenses of the two Funds involved in the Mid Cap Reorganization and considered that, because of the similarity of investment strategies, the Merging Fund’s management fee, by itself, was relatively low and that of the Acquiring Fund, by itself, was relatively high.  Therefore, although the management fee of the combined fund will be slightly higher than that of the Merging Fund, the management fee of the combined fund reflects an appropriate level for funds pursuing the mid cap investment strategies followed by surviving fund.

With regard to the International Reorganization, the Board recognized that the Merging Fund’s management fee reflected the fact that a portion of the fund is invested in domestic securities that typically incur lower management fees than foreign and international securities.  As a result, the management fee of the Acquiring Fund is appropriately higher than that of the Merging Fund.

Capitalization.  The Merging Funds and the Acquiring Funds are each a separate series of shares of the Ultra Series Fund.  Beneficial interests in the Ultra Series Fund are represented by an indefinite number of shares of common stock, par value $0.01 per share.  The Declaration of Trust of the Funds permits the Board to allocate shares into classes or series, with rights determined by the Board, without shareholder approval.

The following tables show the capitalization of each Merging Fund and the respective Acquiring Fund as of June 30, 2009, and on a pro forma basis giving effect to the proposed Reorganizations.

Global Fund èInternational Fund

Capitalization	Global (Merging Fund)	International (Acquiring Fund)	Pro Forma Adjustments	International Pro Forma Combined
Class I Net Assets	$28,425,669	$74,575,989		$103,001,658
Class I Shares Outstanding	4,923,988	9,260,999	(1,394,620)	12,790,367
Class I Net Asset Value per Share	$5.77	$8.05		$8.05
Class II Net Assets	$159,973	$625,157		785,130
Class II Shares Outstanding	27,722	77,661	(7,852)	97,531
Class II Net Asset Value per Share	$5.77	$8.05		$8.05

Mid Cap Growth Fund è Mid Cap Value Fund

Capitalization	Mid Cap Growth (Merging Fund)	Mid Cap Value (Acquiring Fund)	Pro Forma Adjustments	Mid Cap Value Pro Forma Combined
Class I Net Assets	$202,986,888	$160,153,975		$363,140,863
Class I Shares Outstanding	55,592,137	16,322,587	(34,908,009)	37,006,715
Class I Net Asset Value per Share	$3.65	$9.81		$9.81
Class II Net Assets	$284,616	$455,407		740,023
Class II Shares Outstanding	77,976	46,432	(48,940)	75,468
Class II Net Asset Value per Share	$3.65	$9.81		$9.81

Small Cap Growth Fund è Small Cap Value Fund

Capitalization	Small Cap Growth (Merging Fund)	Small Cap Value (Acquiring Fund)	Pro Forma Adjustments	Small Cap Value Pro Forma Combined
Class I Net Assets	$4,089,307	$6,435,618		$10,524,925
Class I Shares Outstanding	723,973	965,106	(110,713)	1,578,366
Class I Net Asset Value per Share	$5.65	$6.67		$6.67
Class II Net Assets	$3,912	$129,589		133,501
Class II Shares Outstanding	693	19,441	(106)	20,028
Class II Net Asset Value per Share	$5.65	$6.67		$6.67

SHAREHOLDER INFORMATION

The discussion in this section reflects information that applies equally to the Acquiring Funds and the Merging Funds.

Share Classes.  Each Fund offers two classes of shares:  Class I and Class II.  Pursuant to the terms of each Reorganization Plan, Class I shares of each Acquiring Fund will be issued in exchange for the assets attributable to the Class I shares of the applicable Merging Fund, and Class II shares of each Acquiring Fund will be issued in exchange for the assets attributable to the Class II shares of the applicable Merging Fund.

Purchase, Exchange and Redemption of Shares.  Both classes of shares are offered, without sales charge, for purchase to CUNA Mutual for allocation to its separate accounts (collectively, the “Variable Accounts”) to fund the benefits under the policies issued by CUNA Mutual, and Class I shares are also offered, without sales charge, to certain of CUNA Mutual’s pension plans (collectively, the “CMIS Plans”).  Shares are purchased by the Variable Accounts and the CMIS Plans at the net asset value (“NAV”) of the Fund next determined after the Trust receives the purchase payment in proper form.  The shares of each Fund are continuously offered at a price equal to the NAV per share.  Initial and subsequent payments allocated to a Fund are subject to the limits in the applicable policies issued by CUNA Mutual as well as the terms of the CMIS Plans.

It is conceivable that in the future, it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different insurance companies (besides just CUNA Mutual), to invest simultaneously in a Fund, although currently neither CUNA Mutual nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any insurance company.  The Board intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

Redemptions are processed on any day on which the Funds are open for business (each day the New York Stock Exchange ("NYSE") is open), and are effected at the applicable Fund’s NAV next computed after the Trust receives a redemption request in proper form.  Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request.  Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.  The amount received upon redemption of the shares of a Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by that Fund.

Exchange requests are accepted on any day on which the Funds are open for business (each day the NYSE is open), and are effected at the applicable Fund’s NAV next computed after the Trust receives the exchange request in acceptable form. The Funds reserve the right to terminate or modify the exchange privilege with 60 days’ written notice. The policy prospectus indicates whether CUNA Mutual charges any fees for moving a shareholder’s assets from one investment option to another.  No fees for exchanges are charged by the Funds.

Distribution and Service Plan.  The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Class II shares.  The 12b-1 Plan authorizes the Trust, with respect to the Class II shares of each Fund, to make payments to the Funds’ principal distributor, MFD, in connection with the distribution and servicing of the Class II shareholders at an annual rate of 0.25% of each Fund’s average daily net assets attributable to its Class II shares.  In return for compensation under the 12b-1 Plan, MFD carries out activities primarily intended to result in the sale of Class II shares or the servicing of Class II shareholders.  MFD may also pass through all or a portion of the distribution and service fee to broker-dealers or others who distribute Class II shares and/or service Class II shareholders.  MFD and/or MAM may also make payments from their own resources to brokers, financial advisors, or others for selling Class II shares or servicing Class II shareholders.

The 12b-1 Plan is a compensation plan, which pays MFD the distribution and service fee without regard to the expense MFD has incurred to provide distribution and shareholder servicing services.  It is, therefore, possible that MFD may realize a profit in a particular year as a result of these payments. MFD must, however, report to the Board on how it has spent the amount received.  The Trust will not pay more than the maximum amount allowed under the 12b-1 Plan, and shall not exceed the amount permitted to be paid under the rules of Financial Industry Regulatory Authority, Inc.  In the event that the distribution and service fee payable to MFD is less than the amount of expenses MFD incurs under the 12b-1 Plan in any fiscal year, MFD may carry these expenses forward, provided, however, that the Board may terminate the 12b-1 Plan and thus the Trust’s obligation to make further payments at any time.

How Shares are Priced. The price of shares is based on the applicable Fund’s NAV.  The NAV is computed by adding the value of the Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.  Each Fund’s NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 3:00 p.m., Central Time). Each Fund is open for business each day the NYSE is open.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading (usually 3:00 p.m., Central Time) on each day on which the NYSE is open for business.  Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Valuation Committee estimates the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MAM’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Valuation Committee and under the general supervision of the Board.  When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices.

A Fund’s investments will be valued at fair value if, in the judgment of the Valuation Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events may include, but are not limited to, the following:  (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to:  fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Valuation Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Valuation Committee and approved by the Board.

Market Timing Policy.  The Trust has a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts of shares of any Fund that may disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).  As investment vehicles for variable contracts and qualified pension and retirement plans, which are designed as long-term investments, the Funds are not appropriate for frequent trading or other trading strategies that entail rapid or frequent investment and disinvestment with regard to any Fund or market sector.  Such practices often disrupt the orderly management of a Fund’s investment portfolio by, among other things (1) requiring more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings; (2) necessitating premature liquidation of certain investments at unfavorable prices; or (3) increasing brokerage commissions and other portfolio transaction expenses.

Likewise, exploiting potential uncertainty about the value of certain portfolio investments when a Fund calculates its NAV often dilutes that value of investments held by long-term investors. In addition, such practices may give rise to irreconcilable conflicts of interest between owners of different types of variable contracts and plan participants, or otherwise cause the Trust to breach participation agreements.

The Trust’s Board has adopted policies and procedures reasonably designed to detect and deter disruptive trading. The Trust’s policies include: (1) a policy of not knowingly accommodating variable contract owner and plan participant transactions that result in disruptive trading; (2) a policy of applying any future restrictions on the volume or number of purchases of Fund shares uniformly to all accounts and plans without exception; and (3) a policy permitting procedures to vary among Funds provided that procedures related to restrictions on the volume or number of purchases of shares for a particular Fund apply uniformly to all accounts and plans investing in the Funds. At the current time, the procedures do not include specific restrictions on the volume or number of purchases of any Fund’s shares.

In addition to the above, to combat dilution of the value of long-term shareholders’ interests in a Fund, the Trust’s Board of Trustees has adopted policies and procedures for the Funds to employ fair valuation procedures on the securities the Trust holds in its portfolios.

Except as set forth below, currently, the only shareholders of the Trust are the Variable Accounts and the CMIS Plans. Because CUNA Mutual and certain of its affiliates funded certain series of the Trust upon organization of such series, these companies each own shares of the Trust as well.  Although each Variable Account and CMIS Plan typically makes either one purchase or redemption of shares of each Fund each day, the Trust does not consider such transactions disruptive to a Fund unless they are large in relation to the Fund’s size and not the random result of net transactions in a Variable Account or CMIS Plan. However, the Trust considers large purchases or redemptions of shares resulting from persons engaging in: (1) “frequent trading,” (2) attempted arbitrage based on the potential for uncertainty in the value of certain portfolio investments at the time the Fund computes its NAV, or (3) other trading strategies that entail rapid or frequent transfers of contract value from one subaccount of a Variable Account to another or from one investment option in a CMIS Plan to another, to be disruptive trading and will take appropriate action to deter such trading, including adoption of specific procedures appropriate to the circumstances.  Because any disruptive trading would occur in the Variable Accounts or the CMIS Plans, the Trust has adopted, as its own, the disruptive trading policy of CUNA Mutual for the Variable Accounts and the CMIS Plans. The policy provides for CUNA Mutual to monitor individual contract value transfer patterns and individual participant transaction patterns, to identify those that exceed certain frequency and/or amount thresholds that, in the past, have been indicators of potential disruptive trading. The monitoring process generates reports regarding such transactions that CUNA Mutual examines to determine if disruptive trading has taken place.  CUNA Mutual applies the policies and procedures for each Variable Account uniformly to all variable contracts issued through that Variable Account.  Likewise, CUNA Mutual applies its policies and procedures for each CMIS Plan uniformly to all participants in that CMIS Plan.

In addition to adopting procedures, the Trust may take other actions to stop disruptive trading such as ceasing sales of additional shares of one or more Funds to a Variable Account or a CMIS Plan.  In such an event, all other owners of contracts issued through that Variable Account or participants in that CMIS Plan would be disadvantaged.  Because actions taken to deter disruptive trading may be particular to the Variable Account or CMIS Plan in question, the Trust may not take such action on a uniform basis for all Variable Accounts or CMIS Plans.

Although the Trust will endeavor to ensure that each CUNA Mutual can and does identify and deter disruptive trading by its variable contract owners or participants, the Trust cannot be certain that any particular control will operate to deter all activity that can result in disruptive trading. Therefore, an investment in any of the Funds is subject to the risks of disruptive trading.

Dividends and Distributions. It is the intention of each Fund to distribute substantially all of its net investment income, if any on an annual basis. For dividend purposes, net investment income of a Fund consists of all interest income and dividends declared on investments, less expenses. All net realized capital gains, if any, of each Fund are declared and distributed periodically, no less frequently than annually.  All dividends and distributions are reinvested in additional Fund shares at NAV (rather than paid out in cash).

Taxes.   As a “regulated investment company” under the provisions of Subchapter M of the Code, the Funds are not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that they distribute their respective net investment income and realized capital gains.  Each Fund intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.  Each Fund also intends to comply with the diversification requirements of section 817 of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts.  For information concerning the federal tax consequences to purchasers of the variable annuity or variable life insurance policies issued by CUNA Mutual, see the prospectuses for the policies.

 INFORMATION ON SHAREHOLDER RIGHTS

Each Merging Fund is a separate series of Ultra Series Fund, an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Massachusetts business trust.  Each Acquiring Fund is also a series of Ultra Series Fund.  Accordingly, the rights of shareholders of each Merging Fund are identical to the rights of shareholders of each Acquiring Fund.

The following provides a brief summary of certain aspects of the organizational documents of the Funds and is not a complete description of those documents or applicable law. For more complete information, shareholders should refer directly to the provisions of the Declaration of Trust and By-Laws of the Funds and Massachusetts law.

Shares of Beneficial Interest.   Each Fund is a series of the Trust which offers two share classes for sale (Class I and Class II).  The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that Fund.  Holders of Class I and Class II shares have certain exclusive voting rights on matters relating to their respective shares.  The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.  Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class II shares will be borne exclusively by that class; and (ii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure.  Similarly, the NAV per share may vary depending on the share class purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders.  Shares entitle their holders to one vote per dollar value of shares, and have no preemptive, subscription or conversion rights.  When issued, shares are fully paid and non-assessable.

Share certificates will not be issued.

Voting Rights.  Pursuant to current interpretations of the 1940 Act, CUNA Mutual will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders.  Insurance companies not affiliated with the CUNA Mutual will generally follow similar procedures.  On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote are required to be voted in the aggregate and not by series or class, except for matters concerning only a series or class.  Certain matters approved by a vote of the shareholders of the Trust may not be binding on a series or class whose shareholders have not approved such matter.  This is the case if the matter affects interests of that series or class which are not identical with the interests of all other series and classes, such as a change in investment policy or approval of an investment adviser, and failure by the holders of a majority of the outstanding voting securities of the series or class to approve the matter.  The holders of each share of each series or class of stock of the Trust are entitled to one vote for each full dollar of NAV and a fractional vote for each fractional dollar of NAV attributed to the shareholder.

The Trust is not required to hold annual meetings of shareholders and does not plan to do so.  The Board may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust.  The Board has the power to alter the number and the terms of office of the trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the trustees have been elected by the shareholders of the Trust.  The Declaration of Trust provides that shareholders may remove trustees by a vote of two-thirds of the outstanding shares (by NAV) and the Declaration of Trust sets out procedures to be followed.

Limitation of Shareholder Liability.  Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.   However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability in connection with Trust property or the affairs of the Trust.  It also requires the Trust to indemnify and hold each shareholder harmless from and against all claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by her or him in connection with any such claim or liability.  Additionally, the Board must maintain insurance for the protection of, among other things, the shareholders in such amount as the Board shall deem adequate to cover all foreseeable tort liability to the extent such insurance is available at reasonable rates. Therefore, the risk of a shareholder’s incurring financial loss on account of shareholder liability is generally limited to circumstances in which the Trust and/or its insurance carrier(s) would be unable to meet these obligations.

Limitation of Trustee and Officer Liability.  The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust.  The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Interseries Liability.  All persons dealing with a fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust.  No Fund is liable for the obligations of any other Fund.

GENERAL INFORMATION ABOUT THE FUNDS

Additional information about each Fund is contained in the Prospectus and SAI for the Funds.  You may obtain additional copies of the Prospectus and SAI, or copies of this Prospectus/Proxy Statement and the Reorganization SAI, or copies of the Funds’ Semi-Annual and Annual Reports, by calling 800-670-3600 toll free or writing to the Funds’ at 550 Science Drive, Madison, WI 53711.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files proxy materials, reports, and other information with the SEC.  These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C. 20549 (for information on the operation of the SEC’s Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.  Alternatively, copies of any of these documents may be obtained without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds’ Annual Report to Shareholders for the period ended December 31, 2008, as well as the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein in reliance upon the reports of Deloitte & Touché LLP, independent accountants to each Fund, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

VOTING INFORMATION

Solicitation of Voting Instructions.  Voting instructions are being solicited by mail.  Additional solicitations may be made by telephone or facsimile by officers and employees of MAM and/or its affiliates, none of whom will be separately compensated for such activities.  The cost of solicitation will be borne by MAM, CUNA Mutual and/or their affiliates, but not by the Funds.  You may provide voting instructions by completing the enclosed voting instruction form.

Quorum. With respect to each Merging Fund, the holders of a majority of the issued and outstanding shares of that Merging Fund entitled to vote, represented in person or by proxy, constitute a quorum at the Meeting.  Shares of a Merging Fund held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum of that Merging Fund and for calculating the votes cast on the issues before the Meeting related to that Merging Fund.

Adjournment and/or Postponements.   In the event that a quorum is not present at the Meeting with respect to any Merging Fund, the shareholders of that Merging Fund present or represented by proxy at the Meeting may adjourn the Meeting from time to time until a quorum is present.  Any such adjournment will require the affirmative vote of a majority of those shares of the applicable Merging Fund represented at the Meeting in person or by proxy.  In the event that a quorum is present but sufficient votes to approve the respective proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proxy proposal.  If a quorum is present, and an adjournment is proposed, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proxy proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proxy proposal against any such adjournment.  A shareholder vote may be taken prior to adjournment of the Meeting on the applicable proxy proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

Vote Required.  If a quorum is present at the Meeting, the affirmative vote of “a majority of the outstanding voting securities,” as defined in the 1940 Act, of each Merging Fund eligible to vote on the proxy proposal is required for approval of the applicable Reorganization Plan. This means that the proxy proposal must be approved by the lesser of:

1.
67% or more of the shares of that Merging Fund entitled to vote and present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or

2.	more than 50% of the outstanding shares of that Merging Fund entitled to vote.

Method of Voting. In addition to voting in person at the Meeting, shareholders may also vote by marking, signing, dating and mailing the proxy card received with this Prospectus/Proxy Statement.  Shareholders may also vote by Internet or telephone by following the instructions on the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted “FOR” the applicable proposal if the proxy contains no voting instructions.

Revocation.  A shareholder may revoke his or her proxy at any time before it is exercised by: (1) delivering written notice of revocation addressed to the Secretary of the Ultra Series Fund prior to the Meeting, (2) submitting, prior to the Meeting, a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting.  However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes.  Proxies that reflect abstentions and “broker non-votes” will be counted as shares of the applicable Merging Fund that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. “Broker non-votes” are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter.  Accordingly, “broker non-votes” and abstentions effectively will be votes against the applicable proposal.  Those shares present at the Meeting by proxy (including abstentions and broker non-votes) will be voted by the named proxies in their discretion with respect to any proposal to adjourn the meeting to allow for further solicitation of proxies.

Proportional Voting.  CUNA Mutual will vote shares of each Merging Fund allocated to the Variable Accounts in accordance with instructions received from the respective policy owners. The number of shares as to which voting instructions may be given under a policy is determined by the number of full and fractional shares of that Merging Fund’s stock held in a Variable Account with respect to that particular policy.

Under applicable law, CUNA Mutual is required to vote all of the shares of each Merging Fund, including shares held by CUNA Mutual in its own name or in the name of any of its affiliates, in proportion to the voting instructions received from the respective policy owners. This means that CUNA Mutual will vote each Merging Fund’s shares for which no timely instructions are received in proportion to the instructions it does receive, and that proxies which are properly executed and returned but are not marked with voting instructions will be voted FOR the respective proposed Reorganization. CUNA Mutual will also vote any shares held in its general accounts which are not attributable to policies in the same proportion as it votes shares held in all of the Variable Accounts, in the aggregate (this is refereed to as “echo voting”).  As a result, with no minimum amount of instructed shares being required, a minority of policy owners could, in practice, determine the outcome of the vote on each proposed Reorganization.

The votes of shareholders of each Acquiring Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Record Date.  Shareholders of each Merging Fund of record at the close of business on March 1, 2010 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof.  Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of February 1, 2010, as shown on the books of each Merging Fund, the following numbers of shares were issued and outstanding:
Merging Fund	Number of Shares Outstanding
Global Fund	4,757,477.933
Mid Cap Growth Fund	51,646,559.639
Small Cap Growth Fund	693,680.468

As of February 1, 2010, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Merging Fund.

Control Persons and Principal Holders of Securities.   As of February 1, 2010, the following persons beneficially owned 5% or more of the outstanding voting securities of the Merging Funds as shown:

Merging Fund	Name and Address of Shareholder	No. of Shares	Ownership %
Global Fund Class I	CUNA Mutual Insurance Society, Madison, WI	1,479,179.971	31.80%
Small Cap Growth Fund Class I	CUNA Mutual Insurance Society, Madison, WI	504,062.127	72.80%
Small Cap Growth Fund Class II	Kevin K. Taylor, Marion, IA	284.999	28.59%
Small Cap Growth Fund Class II	Shelly M. Sampson, Cedar Rapids, IA	266.422	26.73%
Small Cap Growth Fund Class II	Marcus Gregory Dubberly, Glennville, GA	149.543	15.00%
Small Cap Growth Fund Class II	Joseph T. Lee III, Woodbine, GA	97.992	9.84%
Small Cap Growth Fund Class II	Henry Laukaitis, East Boston, MA	92.265	9.27%
Small Cap Growth Fund Class II	James E. Ulvi, Esko, MN	91.336	9.16%

Failure to Obtain Shareholder Approval.  In the event that shareholder approval is not obtained for any Reorganization, the Board may take any and all action, consistent with applicable law, including actions that would result in the liquidation of that Fund.

SHAREHOLDER PROPOSALS

The Ultra Series Fund does not hold annual meetings of shareholders.  Shareholders wishing to submit proposals for inclusion in a proxy statement and form of proxy for any subsequent meeting of shareholders should send their written proposals to the Secretary of the Ultra Series Fund at 550 Science Drive, Madison, Wisconsin 53711. Proposals must be received a reasonable time prior to the date of any such meeting of shareholders to be considered for inclusion in the proxy materials for such meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included.  Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to any proposal deferred to a later shareholders’ meeting because it was submitted on an untimely basis.  If the Reorganizations described in this Prospectus/Proxy Statement are consummated, there will be no further meetings of the shareholders of the Global Fund, the Mid Cap Growth Fund or the Small Cap Growth Fund.

 OTHER BUSINESS

The Board does not know of any matters to be presented at the Meeting other than those set forth in this Prospectus/Proxy Statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

By Order of the Board of Directors of the Ultra Series Fund

Holly S. Baggot
Secretary

THE BOARD OF TRUSTEES OF THE ULTRA SERIES FUND, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS A VOTE FOR APPROVAL OF EACH REORGANIZATION PLAN.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PLEASE PROMPTLY CAST YOUR VOTE ON THE INTERNET, BY TELEPHONE OR BY MARKING, DATING, EXECUTING AND MAILING THE ENCLOSED PROXY CARD.  A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of February 4, 2010, is between [name of Merging Fund] (the “Merging Fund”), a series of the Ultra Series Fund (the “Trust”), and [name of Acquiring Fund] (the “Acquiring Fund”), also a series of the Trust.

This Agreement and Plan of Reorganization (the “Agreement” or “Plan”) is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund, and the distribution of the Acquiring Fund's shares to the shareholders of the Merging Fund in complete liquidation of the Merging Fund, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.	SHAREHOLDER APPROVAL

A meeting of the Merging Fund shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Fund shall furnish to the Merging Fund such data and information as shall be reasonably requested by the Merging Fund for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2.	REORGANIZATION

(a)           Plan of Reorganization. At the closing as provided for in Section 2(b) hereof (the “Closing”), the Merging Fund will convey, transfer, and deliver to the Acquiring Fund all of the then existing assets and property of the Merging Fund, including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Fund and any deferred or prepaid expenses shown as an asset on the books of the Merging Fund as of the valuation time provided for in Section 3(a) of this Agreement (the “Valuation Time”). In consideration thereof, the Acquiring Fund agrees at the Closing to deliver to the Merging Fund, in exchange for the assets, the number of full and fractional shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Fund Shares to be issued shall be determined by dividing the per share net asset value of the Merging Fund shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Fund (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Fund as of the Valuation Time.  It is expressly agreed that there will be no sales charge to the Merging Fund, or to any of the shareholders of the Merging Fund, upon distribution of the Acquiring Fund Shares to them.

(b)           Closing and Valuation Time of the Reorganization. The Closing shall occur either: (i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Fund at which the Plan will be considered, or (ii) such later date as the parties may mutually agree (the “Closing Date”).  On or as soon as practicable prior to the Closing Date, the Merging Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3.           VALUATION OF NET ASSETS

(a)           The Valuation Time shall be the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m. CT)) on the business day immediately preceding the Closing Date.  At this time, the value of the Merging Fund’s assets to be transferred to the Acquiring Fund under this Agreement shall be computed using the valuation procedures as set forth in the Merging Fund’s prospectus.

(b)           The net asset value per share of the Acquiring Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the Valuation Time using the same valuation procedures as set forth in the Acquiring Fund’s prospectus.

(c)           In the event that the day on which the Valuation Time is required to occur: (i) the NYSE shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on the NYSE shall be disrupted so that, in the judgment of an officer of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Merging Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.           LIQUIDATION AND DISSOLUTION

(a)           As soon as practicable after the Closing Date, the Merging Fund will distribute pro rata to Merging Fund shareholders of record as of the Valuation Time the Acquiring Fund Shares received by the Merging Fund pursuant to Section 2(a) of this Agreement.  Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Fund in the names of each such shareholder of the Merging Fund, representing the respective pro rata number of full and fractional the Acquiring Fund Shares due to each.  No such shareholder accounts shall be established by the Acquiring Fund or the transfer agent for the Acquiring Fund except pursuant to written instructions from the Merging Fund, and the Merging Fund agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Fund shareholder a pro rata share of the number of the Acquiring Fund Shares received pursuant to Section 2(a) of this Agreement.

(b)           Share certificates representing the Acquiring Fund Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

(c)           As promptly as is practicable after the liquidation of the Merging Fund, and in no event later than 12 months from the date of this Agreement, the Merging Fund shall be terminated pursuant to the provisions of the Plan and the By-Laws and Declaration of Trust of the Trust.

(d)            Immediately after the Closing Date, the share transfer books of the Merging Fund shall be closed and no transfer of shares shall thereafter be made on those books.

5.           REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

(a)           Organization, Existence, etc.  The Acquiring Fund is a duly organized series of the Trust, validly existing and in good standing under the laws of the State of Massachusetts.  The Acquiring Fund has the power to carry on the business of the Acquiring Fund as it is now being conducted. The Acquiring Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)           Registration as Investment Company. The Trust, of which the Acquiring Fund is a series, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company.  Its registration has not been revoked or rescinded and is in full force and effect.

(c)           Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(d)           Authority Relative to this Agreement. The Trust has the power to enter into the Plan on behalf of the Acquiring Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Trust and no other proceedings by the Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

 (e)           Registration Statement. The Acquiring Fund shall have filed with the Securities and Exchange Commission (the “Commission”) a Registration Statement under the Securities Act of 1933, as amended (“Securities Act”) relating to the Acquiring Fund Shares issuable under this Agreement.  At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”), and (ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.
Further, at the time the Registration Statement becomes effective, at the time of the shareholders’ meeting referred to in Section 1, and at the Closing of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Fund and as pertaining to the Acquiring Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Fund for use in the Registration Statement or Prospectus and Statement of Additional Information.

6.           REPRESENTATIONS AND WARRANTIES OF THE MERGING FUND

(a)           Organization, Existence, etc.  The Merging Fund is a duly organized series of the Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has power to carry on its business as it is now being conducted.  The Merging Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b)           Registration as Investment Company. The Trust, of which the Merging Fund is a series, is registered under the Act as an open-end management investment company.  Its registration has not been revoked or rescinded and is in full force and effect.

(c)           Authority Relative to this Agreement. The Trust has the power to enter into the Plan on behalf of its series, the Merging Fund, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Trust and, except for approval by the holders of its outstanding shares, no other proceedings by the Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(d)           Registration Statement. The Merging Fund will cooperate with the Acquiring Fund in connection with the Registration Statement referred to in Section 5(e) of this Agreement, and will furnish to the Acquiring Fund the information relating to the Merging Fund required by the Securities Act and the Regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information).  At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Fund (i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  Further, at the time the Registration Statement becomes effective, at the time of the shareholders’ meeting referred to in Section 1 and at the Closing of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Fund, insofar as it relates to the Merging Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Fund for use in the Registration Statement or Prospectus and Statement of Additional Information.

7.           CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)           Representations, Warranties, and Agreements. As of the Closing of the Reorganization, the Merging Fund shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Fund since December 31, 2009.

(b)           Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c)           Tax Opinion. The Acquiring Fund shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Fund, as to certain of the federal income tax consequences of the Reorganization under the Code to the Acquiring Fund and the shareholders of the Acquiring Fund. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Fund in connection with the Reorganization, and on such other written representations as the Merging Fund and the Acquiring Fund will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:
(i)      neither the Merging Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Merging Fund to the Acquiring Fund in exchange for the Acquiring Fund Shares and upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the shareholders of the Merging Fund in exchange for their shares of the Merging Fund;

(ii) the shareholders of the Merging Fund who receive the Acquiring Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Fund for the Acquiring Fund Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Fund Shares received by the Merging Fund’s shareholders will be the same as the basis of the shares of the Merging Fund surrendered in the exchange, and the holding period of the Acquiring Fund Shares received by each shareholder of the Merging Fund will include the period during which the shares of the Merging Fund exchanged therefor were held by such shareholder, provided the shares of the Merging Fund were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Fund’s assets acquired by the Acquiring Fund will be the same as the basis of such assets to the Merging Fund immediately prior to the Reorganization, and the holding period of the assets of the Merging Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Merging Fund.

8.           CONDITIONS TO OBLIGATIONS OF THE MERGING FUND

The obligations of the Merging Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a)        Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Fund as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Fund entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Fund entitled to vote.

(b)        Representations, Warranties and, Agreements. As of the Closing of the Reorganization, the Acquiring Fund shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Fund since December 31, 2009.

(c)        Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d)        Tax Opinion. The Merging Fund shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Fund, as to certain of the federal income tax consequences of the Reorganization under the Code to the Merging Fund and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Fund in connection with the Reorganization, and on such other written representations as the Merging Fund and the Acquiring Fund will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:
(i)       neither the Merging Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Merging Fund to the Acquiring Fund in exchange for the Acquiring Fund Shares and upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the shareholders of the Merging Fund in exchange for their shares of the Merging Fund;

(ii)                 the shareholders of the Merging Fund who receive the Acquiring Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Fund for the Acquiring Fund Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii)                 the basis of the Acquiring Fund Shares received by the Merging Fund’s shareholders will be the same as the basis of the shares of the Merging Fund surrendered in the exchange, and the holding period of the Acquiring Fund Shares received by each shareholder of the Merging Fund will include the period during which the shares of the Merging Fund exchanged therefor were held by such shareholder, provided the shares of the Merging Fund were held as a capital asset on the date of the Reorganization; and

(iv)                 the basis of the Merging Fund assets acquired by the Acquiring Fund will be the same as the basis of such assets to the Merging Fund immediately prior to the Reorganization, and the holding period of the assets of the Merging Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Merging Fund.

9.           AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a)           The parties hereto may, by agreement in writing authorized by the Board of Trustees of the Trust, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Fund, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b)           At any time prior to the Closing of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c)           The Merging Fund may terminate the Plan at any time prior to the Closing of the Reorganization by notice to the Acquiring Fund if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Fund.

(d)       the Acquiring Fund may terminate the Plan at any time prior to the Closing of the Reorganization by notice to the Merging Fund if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Fund.

(e)           The Plan may be terminated by either party at any time prior to the Closing of the Reorganization, whether before or after approval by the shareholders of the Merging Fund, without liability on the part of either party hereto or its respective trustees, officers, or shareholders.

(f)      No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

10.           EXPENSES

All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by the Merging Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the costs specified below, “Expenses”) will be borne by Madison Investment Advisers, LLC and/or its affiliates, including the costs of liquidating such of Merging Fund’s portfolio securities as the Acquiring Fund shall indicate it does not wish to acquire before the Closing; and provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Merging Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

11.           GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

12.           NON-LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC.

In accordance with the Declaration of Trust of the Trust, this Plan is executed on behalf of the Trust, the Merging Fund and the Acquiring Fund, by the trustees or by an officer or officers of the Trust in their capacity as such and not individually, and the obligations hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the trustees, shareholders, officers, employees or agents of the Trust, but the property of the Trust or a specific portion thereof only shall be bound.

IN WITNESS WHEREOF, the Trust has caused this Plan to be executed on behalf of the Merging Fund and the Acquiring Fund as of the day and year first above written.

ULTRA SERIES FUND
on behalf of [NAME OF MERGING FUND]
By: _______________________ Name: Katherine L. Frank Title: President

ULTRA SERIES FUND
on behalf of [NAME OF ACQUIRING FUND]
By: _______________________ Name: Katherine L. Frank Title: President

VOTING INSTRUCTION	VOTING INSTRUCTION

Global Securities Fund, Mid Cap Growth Fund, Small Cap Growth Fund
Each, a Series of

ULTRA SERIES FUND

JOINT SPECIAL MEETING OF SHAREHOLDERS – APRIL 21, 2010

Beneficial Owners.  If the undersigned is an owner of a variable annuity contract or variable life insurance policy issued by CUNA Mutual Insurance Society, the undersigned hereby instructs CUNA Mutual Insurance Society to vote shares of Ultra Series Fund of which the undersigned is a beneficial owner in accordance with the instructions below at the joint special meeting of shareholders of the Global Securities Fund, the Mid Cap Growth Fund and the Mid Cap Value Fund to be held at 500 Science Drive, Madison, WI 53711, on April 21, 2010, at 9:00 a.m., Central Time (“Meeting”), and at any adjournment or postponement of the Meeting.

Record Owners.  If the undersigned is the legal owner of shares of Ultra Series Fund (i.e., a record owner), the undersigned hereby appoints Holly Baggot or Greg Hoppe, or either of them, as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting, and any adjournment or postponement of the Meeting, to vote at the Meeting on behalf of the undersigned in accordance with the instructions below, and to otherwise to represent the undersigned at the Meeting with all powers possessed by the undersigned if personally present at the Meeting.

Please check in the appropriate boxes below, date this form, and sign it exactly as your name appears below.  By signing this form, you acknowledge receipt of the Notice of Special Meeting of Shareholders and the accompanying proxy statement. If you return this form signed, but unmarked, the shares will be voted “For” each proposal. CUNA Mutual Insurance Society or the proxies, as applicable, will vote in their best judgment with respect to any other matter that is properly brought before the Meeting.

VOTE VIA THE INTERNET:  www.proxy-direct.com
VOTE VIA THE TELEPHONE:  1-866-241-6192

Note:  Please date these voting instructions and sign your name in the exact form as it appears herein and return it promptly in the enclosed envelope.  If you sign as “Trustee” or “Employee”, please give full title as such.

Signature of Beneficial Owner

Signature of Beneficial Owner (other) (if held jointly)

Date                                                               USF_xxxxxxxxx

VOTING OPTIONS
Read your proxy statement and have it at hand when voting.

VOTE ON THE INTERNET	VOTE BY PHONE	VOTE BY MAIL
Log on to:	Call 1-866-241-6192	Vote, sign and date this Proxy
www.proxy-direct.com	Follow the recorded	Card and return in the
Follow the on-screen instructions	instructions	postage-paid envelope
available 24 hours	available 24 hours

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.    Example:  [X]

To vote FOR all Proposals, mark the box.  No other vote is necessary.    ☐

Proposals

1.      To approve a proposed Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Global Securities Fund, a series of the Ultra Series Fund, to the International Stock Fund, a series of the Ultra Series Fund, in exchange for Class I and Class II shares of the International Stock Fund, and the distribution of these shares of the International Stock Fund to the holders of Global Securities Fund  shares in liquidation and subsequent termination of the Global Securities Fund.

FOR    AGAINST   ABSTAIN
Global Securities

2.           To approve a proposed Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Mid Cap Growth Fund, a series of the Ultra Series Fund, to the Mid Cap Value Fund, a series of the Ultra Series Fund, in exchange for Class I and Class II shares of the Mid Cap Value Fund, and the distribution of these shares of the Mid Cap Value Fund to the holders of Mid Cap Growth Fund shares in liquidation and subsequent termination of the Mid Cap Growth Fund.

FOR    AGAINST   ABSTAIN
Mid Cap Growth

3.           To approve a proposed Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Small Cap Growth Fund, a series of the Ultra Series Fund, to the Small Cap Value Fund, a series of the Ultra Series Fund, in exchange for Class I and Class II shares of the Small Cap Value Fund, and the distribution of these shares of the Small Cap Value Fund to the holders of Small Cap Growth Fund shares in liquidation and subsequent termination of the Small Cap Growth Fund.

FOR    AGAINST   ABSTAIN
Small Cap Growth

Important Notice Regarding the Availability of Proxy Materials for the Ultra Series Fund
Joint Special Meeting of Shareholders to be held on April 21, 2010
The Prospectus/Proxy Statement for this meeting is available at: xxxxxxxxxxxxxxxxxxxxxx

PLEASE VOTE, DATE AND SIGN THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE
USF_xxxxxxxx

PART B

March 12, 2010

STATEMENT OF ADDITIONAL INFORMATION
Relating to:

Acquisition of the Assets of the		By and in Exchange for Shares of the
GLOBAL SECURITIES FUND	è	INTERNATIONAL STOCK FUND
MID CAP GROWTH FUND	è	MID CAP VALUE FUND
SMALL CAP GROWTH FUND	è	SMALL CAP VALUE FUND

Each, a series of the ULTRA SERIES FUND,
550 Science Drive
Madison, Wisconsin 53711
800-798-5500
I.  GENERAL INFORMATION

This Statement of Additional Information (the “Reorganization SAI”) is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated March 12, 2010 of the Global Securities Fund (the “Global Fund”), the Mid Cap Growth Fund, the Small Cap Growth Fund, the International Stock Fund (the “International Fund”), the Mid Cap Value Fund and the Small Cap Value Fund, each a series of the Ultra Series Fund (the “Prospectus/Proxy Statement”). The Prospectus/Proxy Statement was filed with the Securities and Exchange Commission on February 10, 2010 and is available upon request and without charge by writing to Ultra Series Fund at 550 Science Drive, Madison, WI 53711, or by calling 800-798-5500.

This Reorganization SAI relates to the proposed transfer of the assets of (i) the Global Fund to the International Fund  in exchange for shares of the International Fund, which shares will be distributed to holders of shares of  the Global Fund in complete liquidation of the Global Fund, (ii) the Mid Cap Growth Fund to the Mid Cap Value Fund in exchange for shares of the Mid Cap Value Fund, which shares will be distributed to holders of shares of the Mid Cap Growth Fund in complete liquidation of the Mid Cap Growth Fund, and (iii) the Small Cap Growth Fund to the Small Cap Value Fund in exchange for shares of the Small Cap Value Fund, which shares will be distributed to holders of shares of the Small Cap Growth Fund in complete liquidation of the Small Cap Growth Fund (each of (i), (ii) and (iii), is referred to herein as a “Reorganization”).

This Reorganization SAI contains additional information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement relating to the Reorganizations. This Reorganization SAI consists of the following described documents, each of which is incorporated herein by reference, as well as the information set forth below:

•	Prospectus of Ultra Series Fund dated May 1, 2009, as supplemented on July 1, September 30, October 2 and October 8, 2009 and February 10, 2010;

•	Statement of Additional Information of Ultra Series Fund dated May 1, 2009, as supplemented on July 1 and September 30, 2009;

•	Annual Report to Shareholders of Ultra Series Fund for the fiscal year ended December 31, 2008; and

•	Semi-Annual Report to Shareholders of Ultra Series Fund for the six-month period ended June 30, 2009.

II.  PRO FORMA FINANCIAL INFORMATION FOR THE PERIOD ENDED JUNE 30, 2009

A.	Reorganization of Global Fund into International Fund

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Unaudited)
	Global			International			International Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
COMMON STOCKS
Argentina			0.00%			0.21%			0.15%
Tenaris S.A., ADR	-	$ -		5,870	$ 158,725		5,870	$ 158,725

Australia			7.25%			0.18%			2.13%
ABC Learning Centres, Ltd. (L) *	-	-		27,728	-		27,728	-
Amcor, Ltd.	84,089	337,949		-	-		84,089	337,949
Cabcharge Australia, Ltd.	-	-		4,345	18,003		4,345	18,003
Fairfax Media, Ltd.	-	-		39,362	38,511		39,362	38,511
Foster's Group, Ltd.	85,138	353,136		-	-		85,138	353,136
James Hardie Industries N.V. *	-	-		12,045	40,478		12,045	40,478
Macquarie Infrastructure Group	-	-		34,482	39,582		34,482	39,582
National Australia Bank, Ltd.	22,679	408,112		-	-		22,679	408,112
Telstra Corp., Ltd.	204,328	557,878		-	-		204,328	557,878
Wesfarmers, Ltd.	22,809	415,002		-	-		22,809	415,002
		2,072,077			136,574			2,208,651

Austria			0.00%			0.06%			0.05%
Andritz AG	-	-		1,142	48,034		1,142	48,034

Belgium			0.42%			1.58%			1.26%
Anheuser-Busch InBev N.V.	-	-		30,300	1,096,272		30,300	1,096,272
Arseus N.V.	-	-		5,287	48,403		5,287	48,403
EVS Broadcast Equipment S.A.	-	-		928	46,747		928	46,747
Fortis *	34,957	119,093		-	-		34,957	119,093
Fortis VVPR Strips *	13,256	19		-	-		13,256	19
		119,112			1,191,422			1,310,534

Brazil			0.00%			2.18%			1.58%
Banco do Brasil S.A.	-	-		42,640	459,484		42,640	459,484
Cia de Concessoes Rodoviarias	-	-		16,490	263,689		16,490	263,689
Companhia Brasileira de Meios de Pagamento *-		-		19,100	163,742		19,100	163,742
Empresa Brasileira de Aeronautica S.A., ADR-		-		3,870	64,087		3,870	64,087
JHSF Participacoes S.A.	-	-		31,100	29,114		31,100	29,114
Redecard S.A.	-	-		25,279	387,770		25,279	387,770
Souza Cruz S.A.	-	-		9,538	270,878		9,538	270,878
		-			1,638,764			1,638,764

Canada			0.00%			1.09%			0.79%
TELUS Corp.	-	-		30,800	817,289		30,800	817,289

Cyprus			0.00%			0.01%			0.01%
Prosafe Production Public, Ltd. *	-	-		5,001	9,397		5,001	9,397

Denmark			0.00%			0.82%			0.59%
Novo Nordisk A/S, B Shares	-	-		11,325	615,172		11,325	615,172

Egypt			0.00%			0.78%			0.56%
Commercial International Bank	-	-		12,431	109,132		12,431	109,132
Eastern Tobacco	-	-		4,212	86,439		4,212	86,439
Egyptian Co. for Mobile Services	-	-		4,127	143,198		4,127	143,198
Orascom Construction Industries	-	-		7,140	243,994		7,140	243,994
		-			582,763			582,763

Schedule of Portfolio Investments June 30, 2009 (continued)
(Unaudited)
	Global			International			International Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Finland			0.36%			2.33%			1.79%
Konecranes OYJ	-	$ -		1,646	$ 38,777		1,646	$ 38,777
Nokia OYJ	-	-		108,730	1,585,808		108,730	1,585,808
Sampo OYJ, A Shares	-	-		3,310	62,416		3,310	62,416
UPM-Kymmene OYJ	11,988	104,373		-	-		11,988	104,373
Vacon PLC	-	-		1,940	64,461		1,940	64,461
		104,373			1,751,462			1,855,835

France			8.98%			9.87%			9.63%
BNP Paribas	-	-		21,150	1,371,419		21,150	1,371,419
Bouygues S.A.	-	-		15,000	563,604		15,000	563,604
Carrefour S.A.	14,807	633,021		-	-		14,807	633,021
Danone	-	-		12,968	640,930		12,968	640,930
France Telecom S.A.	20,315	461,282		-	-		20,315	461,282
GDF Suez	-	-		30,900	1,153,654		30,900	1,153,654
Neopost S.A.	-	-		766	68,737		766	68,737
Sanofi-Aventis S.A.	-	-		27,312	1,603,261		27,312	1,603,261
Sechilienne-Sidec	-	-		1,076	37,276		1,076	37,276
Societe Generale	8,213	447,746		1	55		8,214	447,801
Total S.A.	18,961	1,026,346		35,587	1,926,301		54,548	2,952,647
Virbac S.A.	-	-		737	59,382		737	59,382
		2,568,395			7,424,619			9,993,014

Germany			3.21%			8.10%			6.75%
Allianz SE	-	-		13,400	1,238,370		13,400	1,238,370
Compugroup Holding AG *	-	-		11,435	96,352		11,435	96,352
CTS Eventim AG	-	-		2,063	83,501		2,063	83,501
Daimler AG	-	-		15,900	574,682		15,900	574,682
Deutsche Bank AG	-	-		9,400	571,671		9,400	571,671
Deutsche Telekom AG	38,486	454,573		-	-		38,486	454,573
E.ON AG	-	-		39,300	1,394,083		39,300	1,394,083
Fielmann AG	-	-		773	51,034		773	51,034
Gerresheimer AG	-	-		1,376	30,565		1,376	30,565
Merck KGaA	-	-		5,970	608,274		5,970	608,274
Pfeiffer Vacuum Technology AG	-	-		590	43,261		590	43,261
RWE AG	5,867	462,886		-	-		5,867	462,886
Siemens AG	-	-		19,219	1,329,733		19,219	1,329,733
Wincor Nixdorf AG	-	-		1,180	66,133		1,180	66,133
		917,459			6,087,659			7,005,118

Greece			0.00%			0.95%			0.69%
OPAP S.A.	-	-		27,013	716,979		27,013	716,979

Hong Kong			0.00%			0.92%			0.66%
Esprit Holdings, Ltd.	-	-		99,795	559,492		99,795	559,492
Huabao International Holdings, Ltd.	-	-		45,000	43,548		45,000	43,548
Shougang Concord International Enterprises Co., Ltd.	-	-		509,000	84,952		509,000	84,952
		-			687,992			687,992

India			0.00%			1.28%			0.93%
Infosys Technologies, Ltd., ADR	-	-		2,200	80,916		2,200	80,916
Jindal Steel & Power, Ltd.	-	-		2,016	105,342		2,016	105,342
Oil & Natural Gas Corp., Ltd.	-	-		23,645	525,787		23,645	525,787
Punjab National Bank, Ltd.	-	-		17,881	253,443		17,881	253,443
		-			965,488			965,488

Indonesia			0.00%			1.04%			0.76%
Astra International Tbk PT	-	-		14,000	32,580		14,000	32,580
Bank Mandiri Tbk PT	-	-		817,500	252,061		817,500	252,061
Telekomunikasi Indonesia Tbk PT, ADR	-	-		12,690	380,446		12,690	380,446
United Tractors Tbk PT	-	-		123,000	119,297		123,000	119,297
		-			784,384			784,384

Schedule of Portfolio Investments June 30, 2009 (continued)
(Unaudited)
	Global			International			International Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Ireland			0.00%			1.36%			0.99%
CRH PLC	-	$ -		38,602	$ 884,459		38,602	$ 884,459
DCC PLC	-	-		4,393	90,537		4,393	90,537
Irish Life & Permanent PLC	-	-		10,027	50,974		10,027	50,974
		-			1,025,970			1,025,970

Isle of Man			0.00%			0.06%			0.05%
Hansard Global PLC	-	-		22,207	47,487		22,207	47,487

Israel			0.00%			0.77%			0.55%
Bank Hapoalim BM *	-	-		72,603	191,390		72,603	191,390
Cellcom Israel, Ltd.	-	-		800	21,256		800	21,256
Delek Automotive Systems, Ltd.	-	-		11,882	95,951		11,882	95,951
Israel Chemicals, Ltd.	-	-		27,167	266,623		27,167	266,623
		-			575,220			575,220

Italy			3.10%			2.80%			2.88%
Ansaldo STS SpA	-	-		3,196	58,912		3,196	58,912
Atlantia SpA	-	-		28,900	584,527		28,900	584,527
ENI SpA	-	-		59,520	1,411,128		59,520	1,411,128
Intesa Sanpaolo SpA *	81,212	263,144		-	-		81,212	263,144
MARR SpA	-	-		6,308	48,765		6,308	48,765
UniCredit SpA *	242,949	622,050		-	-		242,949	622,050
		885,194			2,103,332			2,988,526

Japan			11.56%			15.35%			14.31%
Amano Corp.	-	-		4,570	44,588		4,570	44,588
Asahi Holdings, Inc. *	-	-		4,110	73,410		4,110	73,410
Astellas Pharma, Inc.	12,500	441,115		-	-		12,500	441,115
Canon, Inc.	15,000	487,724		37,100	1,206,303		52,100	1,694,027
Daito Trust Construction Co., Ltd.	-	-		27,010	1,266,594		27,010	1,266,594
Don Quijote Co., Ltd.	-	-		2,840	54,320		2,840	54,320
Fanuc, Ltd.	-	-		7,500	597,840		7,500	597,840
Hisamitsu Pharmaceutical Co., Inc.	-	-		880	27,308		880	27,308
HOYA Corp.	-	-		35,600	712,097		35,600	712,097
INPEX Corp.	-	-		78	620,678		78	620,678
Jafco Co., Ltd.	-	-		1,630	54,294		1,630	54,294
Japan Tobacco, Inc.	-	-		319	993,329		319	993,329
JSR Corp.	-	-		3,100	52,776		3,100	52,776
KDDI Corp.	-	-		157	831,556		157	831,556
Keyence Corp.	-	-		3,400	691,251		3,400	691,251
Konami Corp.	-	-		2,720	52,022		2,720	52,022
Kurita Water Industries, Ltd.	-	-		17,000	547,125		17,000	547,125
Megane TOP Co., Ltd.	-	-		4,000	61,226		4,000	61,226
MISUMI Group, Inc.	-	-		3,050	42,875		3,050	42,875
Mitsubishi Corp.	-	-		42,600	781,586		42,600	781,586
Mitsubishi Estate Co., Ltd.	-	-		56,000	926,779		56,000	926,779
Nitto Denko Corp.	17,100	517,644		-	-		17,100	517,644
Nomura Research Institute, Ltd.	-	-		1,900	42,108		1,900	42,108
Ohara, Inc.	-	-		3,660	51,498		3,660	51,498
Roland DG Corp.	-	-		3,070	41,388		3,070	41,388
Sankyo Co., Ltd.	-	-		680	36,316		680	36,316
Secom Co., Ltd.	-	-		22,000	891,491		22,000	891,491
Seven & I Holdings Co., Ltd.	21,300	499,230		-	-		21,300	499,230
Shinko Plantech Co., Ltd.	-	-		4,200	33,093		4,200	33,093
Suruga Bank, Ltd.	-	-		7,050	67,131		7,050	67,131
Sysmex Corp.	-	-		1,940	70,414		1,940	70,414
T Hasegawa Co., Ltd.	-	-		2,760	33,006		2,760	33,006
T&D Holdings, Inc.	-	-		8,350	237,859		8,350	237,859
Takeda Pharmaceutical Co., Ltd.	14,200	551,221		-	-		14,200	551,221
Tokio Marine Holdings, Inc.	18,100	496,621		10,100	277,120		28,200	773,741
Unicharm Petcare Corp.	-	-		1,100	32,805		1,100	32,805
Union Tool Co.	-	-		1,620	42,233		1,620	42,233
USS Co., Ltd.	-	-		960	49,208		960	49,208
West Japan Railway Co.	94	310,285		-	-		94	310,285
		3,303,840			11,543,627			14,847,467

Schedule of Portfolio Investments June 30, 2009 (continued)
(Unaudited)
	Global			International			International Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Malaysia			0.00%			0.23%			0.16%
British American Tobacco Malaysia Bhd	-	$ -		5,890	$ 74,987		5,890	$ 74,987
PLUS Expressways Bhd	-	-		103,830	94,414		103,830	94,414
		-			169,401			169,401

Mexico			0.00%			1.45%			1.05%
America Movil SAB de C.V., Series L, ADR	-	-		7,700	298,144		7,700	298,144
Desarrolladora Homex SAB de C.V., ADR *	-	-		6,450	179,891		6,450	179,891
Fomento Economico Mexicano SAB de C.V., ADR-		-		8,610	277,586		8,610	277,586
Grupo Televisa S.A., ADR	-	-		14,870	252,790		14,870	252,790
Kimberly-Clark de Mexico SAB de C.V., Class A-		-		22,270	84,963		22,270	84,963
		-			1,093,374			1,093,374

Netherlands			2.01%			1.30%			1.50%
ASM International N.V. *	-	-		2,700	39,732		2,700	39,732
Fugro N.V.	-	-		1,902	78,932		1,902	78,932
ING Groep N.V.	30,272	304,389		-	-		30,272	304,389
Reed Elsevier N.V.	24,407	269,005		-	-		24,407	269,005
Ten Cate N.V.	-	-		1,467	35,509		1,467	35,509
TNT N.V.	-	-		42,405	825,443		42,405	825,443
		573,394			979,616			1,553,010

Norway			0.00%			0.20%			0.14%
Kongsberg Gruppen AS	-	-		4,920	60,362		4,920	60,362
ODIM ASA	-	-		6,470	42,611		6,470	42,611
TGS Nopec Geophysical Co. ASA *	-	-		4,490	44,487		4,490	44,487
		-			147,460			147,460

Philippines			0.00%			0.54%			0.39%
Philippine Long Distance Telephone Co., ADR-		-		8,230	409,196		8,230	409,196

Russia			0.00%			1.60%			1.16%
Lukoil OAO, ADR	-	-		10,350	462,420		10,350	462,420
Mobile Telesystems OJSC, ADR	-	-		10,750	396,998		10,750	396,998
Oriflame Cosmetics S.A., SDR	-	-		4,238	183,896		4,238	183,896
TNK-BP Holding	-	-		150,668	157,448		150,668	157,448
		-			1,200,762			1,200,762

Singapore			2.99%			1.68%			2.04%
Ezra Holdings, Ltd. *	-	-		46,490	37,086		46,490	37,086
Oversea-Chinese Banking Corp., Ltd.	73,057	336,023		-	-		73,057	336,023
Singapore Telecommunications, Ltd.	251,000	518,054		595,300	1,228,676		846,300	1,746,730
		854,077			1,265,762			2,119,839

South Africa			0.00%			2.43%			1.76%
Kumba Iron Ore, Ltd.	-	-		12,658	295,912		12,658	295,912
Massmart Holdings, Ltd.	-	-		13,532	140,265		13,532	140,265
Murray & Roberts Holdings, Ltd.	-	-		43,201	280,319		43,201	280,319
Nedbank Group, Ltd.	-	-		24,321	307,998		24,321	307,998
Pretoria Portland Cement Co., Ltd.	-	-		45,784	171,605		45,784	171,605
Sanlam, Ltd.	-	-		141,937	316,780		141,937	316,780
Tiger Brands, Ltd.	-	-		5,580	103,853		5,580	103,853
Truworths International, Ltd.	-	-		44,018	210,354		44,018	210,354
		-			1,827,086			1,827,086

South Korea			0.00%			1.90%			1.37%
Amorepacific Corp.	-	-		196	105,081		196	105,081
Hite Brewery Co., Ltd.	-	-		1,375	169,128		1,375	169,128
KT&G Corp.	-	-		1,440	81,385		1,440	81,385
NHN Corp. *	-	-		1,516	209,473		1,516	209,473
S1 Corp./Korea	-	-		854	36,263		854	36,263
Samsung Electronics Co., Ltd., GDR (C)	-	-		940	219,255		940	219,255
Shinhan Financial Group Co., Ltd. *	-	-		14,695	369,116		14,695	369,116
Woongjin Coway Co., Ltd.	-	-		9,730	236,104		9,730	236,104
		-			1,425,805			1,425,805

Schedule of Portfolio Investments June 30, 2009 (continued)
(Unaudited)
	Global			International			International Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Spain			3.89%			1.27%			1.99%
Banco Santander S.A.	-	$ -		73,125	$ 881,936		73,125	$ 881,936
Iberdrola S.A.	82,050	666,883		-	-		82,050	666,883
Indra Sistemas S.A.	-	-		3,431	74,198		3,431	74,198
Telefonica S.A.	19,623	444,682		-	-		19,623	444,682
		1,111,565			956,134			2,067,699

Sweden			0.00%			1.37%			0.99%
Duni AB	-	-		8,066	39,121		8,066	39,121
Elekta AB, B Shares	-	-		6,390	93,688		6,390	93,688
Getinge AB, B Shares	-	-		3,093	40,404		3,093	40,404
Indutrade AB	-	-		3,280	42,634		3,280	42,634
Loomis AB, Class B	-	-		3,890	38,681		3,890	38,681
Telefonaktiebolaget LM Ericsson, B Shares-		-		79,680	777,642		79,680	777,642
		-			1,032,170			1,032,170

Switzerland			2.52%			8.42%			6.80%
Acino Holding AG	-	-		334	61,926		334	61,926
Bank Sarasin & Cie AG, Series B *	-	-		2,180	67,796		2,180	67,796
Burckhardt Compression Holding AG	-	-		365	47,185		365	47,185
Credit Suisse Group AG	-	-		32,500	1,483,185		32,500	1,483,185
Nestle S.A.	-	-		30,950	1,167,766		30,950	1,167,766
Novartis AG	17,756	721,200		20,997	852,840		38,753	1,574,040
Roche Holding AG	-	-		7,950	1,080,384		7,950	1,080,384
Swissquote Group Holding S.A.	-	-		1,838	88,303		1,838	88,303
Tecan Group AG	-	-		1,030	40,280		1,030	40,280
UBS AG *	-	-		40,500	495,234		40,500	495,234
Zurich Financial Services AG	-	-		5,360	948,511		5,360	948,511
		721,200			6,333,410			7,054,610

Taiwan			1.47%			0.95%			1.09%
Advanced Semiconductor Engineering, Inc.	-	-		205,946	120,501		205,946	120,501
HON HAI Precision Industry Co., Ltd.	-	-		66,678	205,247		66,678	205,247
HTC Corp.	-	-		17,000	239,044		17,000	239,044
Taiwan Semiconductor Manufacturing Co., Ltd.-		-		88,643	147,248		88,643	147,248
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	44,824	421,794		-	-		44,824	421,794
		421,794			712,040			1,133,834

Thailand			0.00%			0.40%			0.29%
Banpu PCL	-	-		14,170	139,709		14,170	139,709
Kasikornbank PCL	-	-		76,900	162,130		76,900	162,130
		-			301,839			301,839

Turkey			0.00%			1.17%			0.85%
Akbank TAS	-	-		56,952	253,151		56,952	253,151
Ford Otomotiv Sanayi AS	-	-		3,532	13,695		3,532	13,695
Turkcell Iletisim Hizmet AS	-	-		41,642	230,705		41,642	230,705
Turkiye Is Bankasi, Series C	-	-		130,721	382,513		130,721	382,513
		-			880,064			880,064

United Kingdom			15.43%			18.98%			18.00%
Aviva PLC	36,044	203,645		-	-		36,044	203,645
BAE Systems PLC	-	-		192,073	1,071,962		192,073	1,071,962
Barclays PLC	-	-		205,800	958,012		205,800	958,012
BG Group PLC	-	-		36,200	608,119		36,200	608,119
BP PLC	118,774	939,705		170,375	1,347,958		289,149	2,287,663
British American Tobacco PLC	-	-		21,330	589,142		21,330	589,142
BT Group PLC	-	-		185,800	310,991		185,800	310,991
Cairn Energy PLC *	-	-		11,400	440,331		11,400	440,331
Charter International PLC	-	-		4,410	31,522		4,410	31,522
Chemring Group PLC	-	-		2,255	80,491		2,255	80,491
Dignity PLC	-	-		7,023	69,544		7,023	69,544
GKN PLC	67,613	139,781		-	-		67,613	139,781
GlaxoSmithKline PLC	56,646	997,329		-	-		56,646	997,329
Schedule of Portfolio Investments June 30, 2009 (continued) (Unaudited)
	Global			International			International Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Hampson Industries PLC	-	$ -		31,448	$ 35,176		31,448	$ 35,176
Healthcare Locums PLC	-	-		19,343	60,771		19,343	60,771
HSBC Holdings PLC	-	-		166,400	1,375,399		166,400	1,375,399
IG Group Holdings PLC	-	-		14,452	66,621		14,452	66,621
Imperial Tobacco Group PLC	-	-		44,334	1,152,884		44,334	1,152,884
Informa PLC	-	-		76,700	275,983		76,700	275,983
Intertek Group PLC	-	-		4,307	74,248		4,307	74,248
National Grid PLC	-	-		53,112	478,933		53,112	478,933
Prudential PLC	-	-		165,800	1,127,715		165,800	1,127,715
QinetiQ Group PLC	-	-		128,000	302,833		128,000	302,833
Reckitt Benckiser Group PLC	-	-		14,270	650,223		14,270	650,223
Royal Dutch Shell PLC, A Shares	32,866	820,191		-	-		32,866	820,191
Sepura, Ltd.	-	-		46,399	33,772		46,399	33,772
Tesco PLC	-	-		145,500	847,909		145,500	847,909
Unilever PLC	32,424	760,717		51,800	1,215,308		84,224	1,976,025
Vodafone Group PLC	285,015	550,826		550,562	1,064,027		835,577	1,614,853
		4,412,194			14,269,874			18,682,068

United States			34.89%			0.00%			9.61%
3M Co.	9,500	570,950		-	-		9,500	570,950
Alcoa, Inc.	35,500	366,715		-	-		35,500	366,715
AT&T, Inc.	17,500	434,700		-	-		17,500	434,700
Bank of America Corp.	41,350	545,820		-	-		41,350	545,820
CBS Corp., Class B	14,200	98,264		-	-		14,200	98,264
Chevron Corp.	13,100	867,875		-	-		13,100	867,875
ConAgra Foods, Inc.	35,700	680,442		-	-		35,700	680,442
Fairpoint Communications, Inc.	621	373		-	-		621	373
General Electric Co.	49,100	575,452		-	-		49,100	575,452
General Mills, Inc.	7,700	431,354		-	-		7,700	431,354
Genuine Parts Co.	18,600	624,216		-	-		18,600	624,216
HJ Heinz Co.	20,600	735,420		-	-		20,600	735,420
Johnson & Johnson	6,700	380,560		-	-		6,700	380,560
Merck & Co., Inc./NJ	20,500	573,180		-	-		20,500	573,180
Microsoft Corp.	36,900	877,113		-	-		36,900	877,113
Pfizer, Inc.	37,000	555,000		-	-		37,000	555,000
Verizon Communications, Inc.	19,200	590,016		-	-		19,200	590,016
Wells Fargo & Co.	8,740	212,032		-	-		8,740	212,032
Wyeth	18,800	853,332		-	-		18,800	853,332
		9,972,814			-			9,972,814

Total Common Stocks		28,037,488	98.08%		71,916,352	95.63%		99,953,840	96.30%

PREFERRED STOCKS
Brazil			0.00%			0.65%			0.47%
AES Tiete S.A.	-	-		12,510	129,842		12,510	129,842
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A., B Shares	-	-		5,100	90,116		5,100	90,116
Fertilizantes Fosfatados S.A.	-	-		900	6,846		900	6,846
Klabin S.A.	-	-		10,570	16,079		10,570	16,079
Suzano Papel e Celulose S.A., Class A	-	-		15,230	117,470		15,230	117,470
Usinas Siderurgicas de Minas Gerais S.A., A Shares -		-		5,000	105,851		5,000	105,851
Vale S.A., Class A				1,416	21,505		1,416	21,505
		-			487,709			487,709

Germany			0.00%			0.05%			0.04%
Fuchs Petrolub AG	-	-		700	37,931		700	37,931

Total Preferred Stocks		-	0.00%		525,640	0.70%		525,640	0.51%

WARRANTS AND RIGHTS
Belgium
Fortis Bank S.A./N.V. Exp. 07/01/14 (L) *	34,957	-		-	-		34,957	-
Total Warrants and Rights		-	0.00%		-	0.00%		-	0.00%

Schedule of Portfolio Investments June 30, 2009 (continued) (Unaudited)
		Global			International			International Pro Forma Combined
		Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
INVESTMENT COMPANY
	United States
	SSgA Prime Money Market Fund	373,286	$ 373,286		2,380,670	$ 2,380,670		2,753,956	$ 2,753,956
	Total Investment Company		373,286	1.31%		2,380,670	3.17%		2,753,956	2.65%

TOTAL INVESTMENTS***			$28,410,774	99.39%		$74,822,662	99.50%		$103,233,436	99.46%
NET OTHER ASSETS AND LIABILITIES			174,868	0.61%		378,484	0.50%		553,352	0.54%
TOTAL NET ASSETS			$28,585,642	100.00%		$75,201,146	100.00%		$103,786,788	100.00%

TOTAL COST**			$45,207,879			$81,159,157			$126,367,036

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was:		$45,304,861			$83,282,237			$128,587,098
***	The aggregate amount of foreign securities fair valued
	pursuant to a systematic fair valuation model as a
	percent of net assets was:			51.07%			66.91%			62.55%
(C)	Security sold within terms of a private placement
	memorandum exempt from registration under section 144a of the Securities Act of
	1933, as amended, and may be sold only to dealers in that program or other
	"qualified institutional investors." The securities have been determined to be
	liquid under guidelines established by the Board of Trustees.
(L)	Security valued at fair value using methods determined in good faith by or at the
	Discretion of the Board of Trustees (see Note 3).
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.
SDR	Swedish Depositary Receipt.

See Notes to Pro Forma Financial Statements

Other Information:
Industry Concentration
Global		International	International Pro Forma Combined
	% of Net Assets	% of Net Assets	% of Net Assets
Oil, Gas & Consumable Fuels	12.8%	10.2%	10.9%
Commercial Banks	8.4%	10.1%	9.6%
Pharmaceuticals	17.7%	6.5%	9.6%
Diversified Telecommunication Services	12.1%	4.4%	6.5%
Food Products	9.1%	4.2%	5.5%
Insurance	2.5%	5.7%	4.8%
Wireless Telecommunication Services	1.9%	3.8%	3.3%
Net Other Assets & Liabilities	1.9%	3.7%	3.2%
Tobacco		4.3%	3.1%
Electric Utilities	2.3%	2.8%	2.7%
Food & Staples Retailing	5.4%	1.4%	2.5%
Communications Equipment		3.2%	2.3%
Electrical Equipment		3.0%	2.2%
Real Estate Management & Development		3.0%	2.2%
Capital Markets		2.9%	2.1%
Commercial Services & Supplies		2.7%	2.0%
Distributors	2.2%	1.8%	1.9%
Industrial Conglomerates	4.0%	1.1%	1.9%
Beverages	1.2%	2.1%	1.9%
Electronic Equipment & Instruments		2.5%	1.8%
Office Electronics	1.7%	1.7%	1.7%
Diversified Financial Services	3.0%	0.7%	1.3%
Aerospace & Defense		1.7%	1.2%
Metals & Mining	1.3%	1.1%	1.2%
Gas Utilities		1.5%	1.1%
Construction Materials		1.5%	1.1%
Machinery		1.4%	1.0%
Software	3.1%	0.2%	1.0%
Media	1.3%	0.7%	0.9%
Chemicals	1.8%	0.5%	0.9%
Air Freight & Logistics		1.1%	0.8%
Household Products		1.0%	0.7%
Hotels, Restaurants & Leisure		1.0%	0.7%
IT Services		1.0%	0.7%
Semiconductors & Semiconductor Equipment	1.5%	0.4%	0.7%
Automobiles		0.8%	0.6%
Construction & Engineering		0.7%	0.5%
Multi-Utilities *	1.6%	0.0%	0.4%
Transportation Infrastructure		0.6%	0.4%
Specialty Retail		0.5%	0.4%
Computers & Peripherals		0.5%	0.4%
Containers & Packaging	1.2%		0.3%
Road & Rail	1.1%		0.3%
Personal Products		0.4%	0.3%
Health Care Equipment & Supplies		0.4%	0.3%
Paper & Forest Products	0.4%	0.2%	0.3%
Textiles, Apparel & Luxury Goods		0.3%	0.2%
Household Durables		0.2%	0.1%
Energy Equipment & Services		0.2%	0.1%
Auto Components	0.5%		0.1%
Leisure Equipment & Products		0.1%	0.1%
Health Care Providers & Services		0.1%	0.1%
Multiline Retail		0.1%	0.1%
Marine *		0.0%	0.0%
	100.0%	100.0%	100.0%
*Rounds to 0.0%
The industry classification method used for purposes of this report’s allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

See Notes to Pro Forma Financial Statements

Pro Forma Statements of Assets and Liabilities as of June 30, 2009 (Unaudited)
				International Fund
	Global	International	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined
Assets:
Investments in securities, at cost
Unaffiliated issuers	$ 45,207,879	$ 81,159,157	$ -	$ 126,367,036
Net unrealized depreciation
Unaffiliated issuers	(16,797,105)	(6,336,495)	-	(23,133,600)
Total investments at value	28,410,774	74,822,662	-	$ 103,233,436
Cash	21	54	-	75
Foreign currency1	47,779	212,048		259,827
Receivables:
Investments sold	166,538	105,376	-	271,914
Fund shares sold	34,560	63,920	-	98,480
Dividends and interest	55,529	224,831	-	280,360
Other assets	11,703	138,635	-	150,338
Total Assets	28,726,904	75,567,526	-	$ 104,294,430
Liabilities:
Payables:
Investments purchased	117,613	250,287	-	367,900
Fund shares redeemed	-	37,810	-	37,810
Accrued management fees	22,541	75,200	-	97,741
Distribution fees - Class II2	19	81	-	100
Accrued expenses and other payables	1,089	3,002	-	4,091
Total Liabilities	141,262	366,380	-	507,642
Net Assets	$ 28,585,642	$ 75,201,146	$ -	$ 103,786,788
Net Assets consist of:
Paid-in capital	$ 51,827,811	$ 104,130,853	$ -	$ 155,958,664
Accumulated undistributed net
investment income	495,295	1,091,597	-	1,586,892
Accumulated net realized loss on investments
sold and foreign currency related transactions	(6,942,393)	(23,696,549)	-	(30,638,942)
Unrealized depreciation of investments
(including appreciation (depreciation) of foreign currency related transactions)	(16,795,071)	(6,324,755)	-	(23,119,826)
Net Assets	$ 28,585,642	$ 75,201,146	$ -	$ 103,786,788
Class I Shares:
Net Assets	$ 28,425,669	$ 74,575,989	$ -	$ 103,001,658
Shares of beneficial interest outstanding	4,923,988	9,260,999	(1,394,620)	12,790,367
Net Asset Value and redemption price per share	$ 5.77	$ 8.05	$ -	$ 8.05
Class II Shares2:
Net Assets	$ 159,973	$ 625,157	$ -	$ 785,130
Shares of beneficial interest outstanding	27,722	77,661	(7,852)	97,531
Net Asset Value and redemption price per share	$ 5.77	$ 8.05	$ -	$ 8.05

1Cost of Foreign Currency of $48,043 and $207,764 for the Global Securities and International Stock Funds, respectively.
2Class II shares commenced investment operations on May 1, 2009.

See Notes to Pro Forma Financial Statements

Pro Forma
Statements of Operations For the Year Ended June 30, 2009
(Unaudited)
				International
	Global	International	Pro Forma	Pro Forma
	Fund	Fund	Adjustments	Combined
Investment Income:
Interest	$ 3,746	$ 37,406	$ -	$ 41,152
Dividends
Unaffiliated issuers	1,347,168	3,088,369	-	4,435,537
Less: Foreign taxes withheld	(65,475)	(269,545)	-	(335,020)
Securities lending income	14,097	43,842	-	(57,939)
Total investment income	1,299,536	2,900,072	-	4,199,608
Expenses:	-
Management fees	294,712	1,023,832	80,4713	1,399,015
Trustees' fees	1,135	3,651	-	4,786
Audit fees	2,570	9,634	-	12,204
Distribution fees - Class II2	23	107	-	130
Compliance expense	1,397	4,526	-	5,923
Total expenses	299,837	1,041,750	80,471	1,422,058
Net Investment Income	999,699	1,858,322	(80,471)	2,777,550
Realized and Unrealized Gain (Loss) On Investments:
Net realized loss on investments (including net realized gain (loss) on foreign currency related

transactions) Unaffiliated issuers	(6,057,545)	(26,248,294)	-	(32,305,839)
Net change in unrealized depreciation on investments (including net unrealized
Appreciation (depreciation) on foreign
currency related transactions)1	(6,980,487)	(11,746,301)	-	(18,726,788)
Net Realized and Unrealized Loss On Investments	(13,038,032)	(37,994,595)	-	(51,032,627)
Net Decrease in Net Assets From Operations	$ (12,038,333)	$ (36,136,273)	$ (80,471)	$ (48,255,077)

1Net of deferred foreign capital gains taxes of $3,694 for the International Stock Fund.
2Class II shares commenced investment operations on May 1, 2009.
3Adjustment due to anticipated management fee of 1.20% of the Combined International Fund

See Notes to Pro Forma Financial Statements

B.	Reorganization of Mid Cap Growth Fund into Mid Cap Value Fund

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Unaudited)
	Mid Cap Growth			Mid Cap Value			Mid Cap Growth Pro Forma Combined1
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
COMMON STOCKS
Consumer Discretionary			17.97%			10.90%			14.85%
Aeropostale, Inc. *	55,000	$1,884,850		-	$ -		55,000	$1,884,850
Arbitron, Inc.	-	-		32,600	518,014		32,600	518,014
AutoZone, Inc. *	-	-		8,200	1,239,102		8,200	1,239,102
Bally Technologies, Inc. *	-	-		6,300	188,496		6,300	188,496
Big Lots, Inc. *	-	-		41,300	868,539		41,300	868,539
Buckle, Inc./The	144,382	4,587,016		-	-		144,382	4,587,016
Cablevision Systems Corp., Class A	-	-		33,000	640,530		33,000	640,530
Cato Corp./The, Class A	-	-		47,000	819,680		47,000	819,680
CEC Entertainment, Inc. *	-	-		12,400	365,552		12,400	365,552
Choice Hotels International, Inc.	-	-		17,700	470,997		17,700	470,997
Coach, Inc.	100,800	2,709,504		-	-		100,800	2,709,504
GameStop Corp., Class A *	119,540	2,631,075		50,400	1,109,304		169,940	3,740,379
Guess?, Inc.	77,600	2,000,528		-	-		77,600	2,000,528
Gymboree Corp. *	68,195	2,419,559		-	-		68,195	2,419,559
Hibbett Sports, Inc. *	-	-		17,700	318,600		17,700	318,600
Interpublic Group of Cos., Inc. *	-	-		140,400	709,020		140,400	709,020
ITT Educational Services, Inc. *	29,400	2,959,404		-	-		29,400	2,959,404
Jarden Corp. *	-	-		48,700	913,125		48,700	913,125
JC Penney Co., Inc.	-	-		35,400	1,016,334		35,400	1,016,334
Mattel, Inc.	-	-		43,400	696,570		43,400	696,570
Matthews International Corp., Class A -		-		13,400	417,008		13,400	417,008
Nordstrom, Inc.	195,700	3,892,473		-	-		195,700	3,892,473
NVR, Inc. *	5,100	2,562,189		-	-		5,100	2,562,189
O'Reilly Automotive, Inc. *	70,100	2,669,408		16,500	628,320		86,600	3,297,728
priceline.com, Inc. *	18,300	2,041,365		-	-		18,300	2,041,365
Pulte Homes, Inc.	-	-		96,100	848,563		96,100	848,563
Scripps Networks Interactive, Inc., Class A-		-		32,300	898,909		32,300	898,909
Snap-On, Inc.	-	-		42,300	1,215,702		42,300	1,215,702
Sonic Corp. *	-	-		36,600	367,098		36,600	367,098
Stage Stores, Inc.	-	-		68,600	761,460		68,600	761,460
Steiner Leisure, Ltd. *	42,004	1,282,382		-	-		42,004	1,282,382
TJX Cos., Inc.	-	-		53,900	1,695,694		53,900	1,695,694
True Religion Apparel, Inc. *	117,779	2,626,472		-	-		117,779	2,626,472
Valassis Communications, Inc. *	-	-		19,400	118,534		19,400	118,534
VF Corp.	-	-		12,300	680,805		12,300	680,805
Yum! Brands, Inc.	67,600	2,253,784		-	-		67,600	2,253,784
		36,520,009			17,505,956			54,025,965

Consumer Staples			3.33%			6.56%			4.76%
BJ's Wholesale Club, Inc. *	105,800	3,409,934		-	-		105,800	3,409,934
Bunge, Ltd.	-	-		18,300	1,102,575		18,300	1,102,575
Casey's General Stores, Inc.	-	-		15,200	390,488		15,200	390,488
ConAgra Foods, Inc.	-	-		71,300	1,358,978		71,300	1,358,978
Herbalife, Ltd.	84,000	2,649,360		23,900	753,806		107,900	3,403,166
Hormel Foods Corp.	-	-		16,900	583,726		16,900	583,726
Lance, Inc.	-	-		26,400	610,632		26,400	610,632
Molson Coors Brewing Co., Class B	-	-		29,400	1,244,502		29,400	1,244,502
Ralcorp Holdings, Inc. *	-	-		9,000	548,280		9,000	548,280
Safeway, Inc.	-	-		40,500	824,985		40,500	824,985
Sara Lee Corp.	-	-		131,800	1,286,368		131,800	1,286,368
SUPERVALU, Inc.	54,600	707,070		-	-		54,600	707,070
Tyson Foods, Inc., Class A	-	-		59,800	754,078		59,800	754,078
Wal-Mart Stores, Inc.	-	-		22,400	1,085,056		22,400	1,085,056
		6,766,364			10,543,474			17,309,838

Energy			9.48%			9.49%			9.49%
Atwood Oceanics, Inc. *	220,500	5,492,655		-	-		220,500	5,492,655
Consol Energy, Inc.	59,000	2,003,640		-	-		59,000	2,003,640
Denbury Resources, Inc. *	-	-		102,000	1,502,460		102,000	1,502,460
El Paso Corp.	-	-		187,400	1,729,702		187,400	1,729,702
Forest Oil Corp. *	-	-		70,500	1,051,860		70,500	1,051,860

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
	Mid Cap Growth			Mid Cap Value			Mid Cap Growth Pro Forma Combined1
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Helmerich & Payne, Inc.	-	$ -		52,100	$1,608,327		52,100	$1,608,327
Murphy Oil Corp.	-	-		11,500	624,680		11,500	624,680
Noble Corp.	126,400	3,823,600		35,500	1,073,875		161,900	4,897,475
Noble Energy, Inc.	56,000	3,302,320		37,400	2,205,478		93,400	5,507,798
Penn Virginia Corp.	-	-		15,500	253,735		15,500	253,735
PetroHawk Energy Corp. *	-	-		71,700	1,598,910		71,700	1,598,910
Plains Exploration & Production Co. *-		-		21,000	574,560		21,000	574,560
SEACOR Holdings, Inc. *	-	-		4,800	361,152		4,800	361,152
Smith International, Inc.	-	-		43,200	1,112,400		43,200	1,112,400
St. Mary Land & Exploration Co.	-	-		19,600	409,052		19,600	409,052
Tesoro Corp.	-	-		58,200	740,886		58,200	740,886
Ultra Petroleum Corp. *	48,900	1,907,100		-	-		48,900	1,907,100
Whiting Petroleum Corp. *	78,100	2,745,996		11,300	397,308		89,400	3,143,304
		19,275,311			15,244,385			34,519,696

Financials			6.45%			23.09%			13.79%
Aflac, Inc.	120,100	3,733,909		-	-		120,100	3,733,909
Alleghany Corp. *	-	-		1,268	343,628		1,268	343,628
Ameriprise Financial, Inc.	125,400	3,043,458		27,500	667,425		152,900	3,710,883
Annaly Capital Management, Inc., REIT-		-		100,500	1,521,570		100,500	1,521,570
AON Corp.	-	-		53,700	2,033,619		53,700	2,033,619
Arch Capital Group, Ltd. *	-	-		25,700	1,505,506		25,700	1,505,506
Ares Capital Corp.	-	-		53,699	432,814		53,699	432,814
Associated Banc-Corp.	-	-		65,676	820,950		65,676	820,950
Assurant, Inc.	-	-		43,700	1,052,733		43,700	1,052,733
Assured Guaranty, Ltd.	363,245	4,496,973		26,800	331,784		390,045	4,828,757
AvalonBay Communities, Inc., REIT-		-		22,434	1,254,958		22,434	1,254,958
Axis Capital Holdings, Ltd.	-	-		57,700	1,510,586		57,700	1,510,586
BlackRock, Inc.	-	-		11,900	2,087,498		11,900	2,087,498
Credit Acceptance Corp. *	-	-		14,800	323,380		14,800	323,380
Cullen/Frost Bankers, Inc.	-	-		19,100	880,892		19,100	880,892
Delphi Financial Group, Inc., Class A-		-		38,950	756,798		38,950	756,798
DiamondRock Hospitality Co., REIT-		-		27,600	172,776		27,600	172,776
Equity Residential, REIT	-	-		50,400	1,120,392		50,400	1,120,392
Everest Re Group, Ltd.	-	-		16,168	1,157,144		16,168	1,157,144
Fifth Third Bancorp	-	-		113,100	803,010		113,100	803,010
Financial Federal Corp.	-	-		13,100	269,205		13,100	269,205
First Midwest Bancorp, Inc./IL	-	-		32,600	238,306		32,600	238,306
Hartford Financial Services Group, Inc.	154,000	1,827,980		-	-		154,000	1,827,980
International Bancshares Corp.	-	-		31,850	328,373		31,850	328,373
IPC Holdings, Ltd.	-	-		13,200	360,888		13,200	360,888
JPMorgan Chase & Co.	-	-		56,700	1,934,037		56,700	1,934,037
Keycorp	-	-		166,600	872,984		166,600	872,984
Mack-Cali Realty Corp., REIT	-	-		10,600	241,680		10,600	241,680
Marsh & McLennan Cos., Inc.	-	-		52,900	1,064,877		52,900	1,064,877
MB Financial, Inc.	-	-		19,200	195,648		19,200	195,648
NewAlliance Bancshares, Inc.	-	-		17,738	203,987		17,738	203,987
NYSE Euronext	-	-		22,900	624,025		22,900	624,025
People's United Financial, Inc.	-	-		53,200	800,128		53,200	800,128
Platinum Underwriters Holdings, Ltd. -		-		21,200	606,108		21,200	606,108
Progressive Corp./The *	-	-		54,100	817,451		54,100	817,451
ProLogis, REIT	-	-		72,000	580,320		72,000	580,320
PS Business Parks, Inc., REIT	-	-		4,600	222,824		4,600	222,824
Realty Income Corp., REIT	-	-		26,800	587,456		26,800	587,456
Reinsurance Group of America, Inc. -		-		18,400	642,344		18,400	642,344
State Street Corp.	-	-		34,000	1,604,800		34,000	1,604,800
Suntrust Banks, Inc.	-	-		72,000	1,184,400		72,000	1,184,400
Unum Group	-	-		131,100	2,079,246		131,100	2,079,246
Ventas, Inc., REIT	-	-		9,000	268,740		9,000	268,740
Vornado Realty Trust, REIT	-	-		34,027	1,532,236		34,027	1,532,236
Webster Financial Corp.	-	-		44,200	355,810		44,200	355,810
Westamerica Bancorporation	-	-		6,400	317,504		6,400	317,504
XL Capital, Ltd., Class A	-	-		33,100	379,326		33,100	379,326
		13,102,320			37,090,166			50,192,486

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
	Mid Cap Growth			Mid Cap Value			Mid Cap Growth Pro Forma Combined1
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Health Care			11.87%			6.06%			9.31%
Amedisys, Inc. *	55,500	$1,832,610		-	$ -		55,500	$1,832,610
Amsurg Corp. *	-	-		23,400	501,696		23,400	501,696
Beckman Coulter, Inc.	25,900	1,479,926		-	-		25,900	1,479,926
Centene Corp. *	-	-		23,200	463,536		23,200	463,536
Cephalon, Inc. *	64,500	3,653,925		-	-		64,500	3,653,925
Charles River Laboratories International, Inc. *	-	-		19,200	648,000		19,200	648,000
China Medical Technologies, Inc., ADR	57,239	1,139,629		-	-		57,239	1,139,629
CIGNA Corp.	-	-		65,900	1,587,531		65,900	1,587,531
Community Health Systems, Inc. *	-	-		27,700	699,425		27,700	699,425
Forest Laboratories, Inc. *	-	-		40,200	1,009,422		40,200	1,009,422
Hologic, Inc. *	-	-		85,000	1,209,550		85,000	1,209,550
Hospira, Inc. *	33,200	1,278,864		-	-		33,200	1,278,864
Humana, Inc. *	121,600	3,922,816		-	-		121,600	3,922,816
Life Technologies Corp. *	78,267	3,265,299		47,870	1,997,136		126,137	5,262,435
Mylan, Inc./PA *	-	-		74,900	977,445		74,900	977,445
Orthofix International N.V. *	-	-		4,700	117,547		4,700	117,547
Psychiatric Solutions, Inc. *	107,900	2,453,646		-	-		107,900	2,453,646
St. Jude Medical, Inc. *	48,100	1,976,910		-	-		48,100	1,976,910
Universal American Corp./NY *	-	-		59,800	521,456		59,800	521,456
Waters Corp. *	60,800	3,129,376		-	-		60,800	3,129,376
		24,133,001			9,732,744			33,865,745

Industrials			19.07%			11.95%			15.93%
ACCO Brands Corp. *	-	-		72,400	204,168		72,400	204,168
Acuity Brands, Inc.	-	-		13,000	364,650		13,000	364,650
Albany International Corp., Class A	-	-		38,900	442,682		38,900	442,682
BE Aerospace, Inc. *	117,000	1,680,120		-	-		117,000	1,680,120
Belden, Inc.	-	-		47,025	785,318		47,025	785,318
Carlisle Cos., Inc.	-	-		44,600	1,072,184		44,600	1,072,184
Copart, Inc. *	-	-		6,200	214,954		6,200	214,954
Danaher Corp.	-	-		24,300	1,500,282		24,300	1,500,282
Dun & Bradstreet Corp.	-	-		15,400	1,250,634		15,400	1,250,634
DynCorp International, Inc., Class A *	175,500	2,946,645		-	-		175,500	2,946,645
ESCO Technologies, Inc. *	-	-		6,340	284,032		6,340	284,032
Flowserve Corp.	73,300	5,117,073		3,600	251,316		76,900	5,368,389
Fluor Corp.	38,200	1,959,278		-	-		38,200	1,959,278
GATX Corp.	-	-		26,600	684,152		26,600	684,152
Genesee & Wyoming, Inc., Class A *	-	-		18,687	495,392		18,687	495,392
Graco, Inc.	-	-		16,900	372,138		16,900	372,138
Herman Miller, Inc.	172,188	2,641,364		-	-		172,188	2,641,364
HUB Group, Inc., Class A *	102,649	2,118,675		-	-		102,649	2,118,675
ITT Corp.	-	-		28,100	1,250,450		28,100	1,250,450
Joy Global, Inc.	38,400	1,371,648		-	-		38,400	1,371,648
Kirby Corp. *	-	-		13,300	422,807		13,300	422,807
L-3 Communications Holdings, Inc.-		-		26,900	1,866,322		26,900	1,866,322
Mueller Industries, Inc.	-	-		28,000	582,400		28,000	582,400
Norfolk Southern Corp.	-	-		19,200	723,264		19,200	723,264
Precision Castparts Corp.	57,000	4,162,710		-	-		57,000	4,162,710
Quanta Services, Inc. *	-	-		54,700	1,265,211		54,700	1,265,211
Raytheon Co.	-	-		34,500	1,532,835		34,500	1,532,835
Republic Services, Inc.	-	-		51,300	1,252,233		51,300	1,252,233
Robbins & Myers, Inc.	88,800	1,709,400		-	-		88,800	1,709,400
Simpson Manufacturing Co., Inc.	-	-		10,300	222,686		10,300	222,686
Teledyne Technologies, Inc. *	80,200	2,626,550		-	-		80,200	2,626,550
Thomas & Betts Corp. *	136,400	3,936,504		-	-		136,400	3,936,504
Tyco International, Ltd.	-	-		56,700	1,473,066		56,700	1,473,066
United Stationers, Inc. *	-	-		19,500	680,160		19,500	680,160
Valmont Industries, Inc.	59,600	4,295,968		-	-		59,600	4,295,968
WESCO International, Inc. *	167,700	4,199,208		-	-		167,700	4,199,208
		38,765,143			19,193,336			57,958,479

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
	Mid Cap Growth			Mid Cap Value			Mid Cap Growth Pro Forma Combined1
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Information Technology			24.54%			9.03%			17.69%
Affiliated Computer Services, Inc., Class A * -		$ -		33,400	$1,483,628		33,400	$1,483,628
Akamai Technologies, Inc. *	162,900	3,124,422		-	-		162,900	3,124,422
Alliance Data Systems Corp. *	172,400	7,101,156		-	-		172,400	7,101,156
Amdocs, Ltd. *	129,900	2,786,355		-	-		129,900	2,786,355
Amphenol Corp., Class A	38,200	1,208,648		-	-		38,200	1,208,648
Arrow Electronics, Inc. *	-	-		64,700	1,374,228		64,700	1,374,228
Atheros Communications, Inc. *	87,400	1,681,576		-	-		87,400	1,681,576
BMC Software, Inc. *	61,400	2,074,706		-	-		61,400	2,074,706
Broadcom Corp., Class A *	54,500	1,351,055		-	-		54,500	1,351,055
Brocade Communications Systems, Inc. *	519,000	4,058,580		178,400	1,395,088		697,400	5,453,668
Cognizant Technology Solutions Corp., Class A *	114,400	3,054,480		-	-		114,400	3,054,480
Diebold, Inc.	-	-		25,500	672,180		25,500	672,180
Electronics for Imaging, Inc. *	-	-		33,300	354,978		33,300	354,978
Fiserv, Inc. *	-	-		12,100	552,970		12,100	552,970
Juniper Networks, Inc. *	97,100	2,291,560		-	-		97,100	2,291,560
Kla-Tencor Corp.	-	-		39,700	1,002,425		39,700	1,002,425
Mantech International Corp. *	60,600	2,608,224		-	-		60,600	2,608,224
Maxim Integrated Products, Inc.	197,600	3,100,344		125,300	1,965,957		322,900	5,066,301
MAXIMUS, Inc.	-	-		17,900	738,375		17,900	738,375
Micron Technology, Inc. *	-	-		165,600	837,936		165,600	837,936
NetApp, Inc. *	156,700	3,090,124		-	-		156,700	3,090,124
Perot Systems Corp., Class A *	230,600	3,304,498		-	-		230,600	3,304,498
Polycom, Inc. *	153,600	3,113,472		-	-		153,600	3,113,472
Sun Microsystems, Inc. *	-	-		63,100	581,782		63,100	581,782
Synopsys, Inc. *	-	-		69,000	1,346,190		69,000	1,346,190
Teradata Corp. *	-	-		20,300	475,629		20,300	475,629
VeriSign, Inc. *	104,000	1,921,920		-	-		104,000	1,921,920
Websense, Inc. *				34,300	611,912		34,300	611,912
Western Union Co./The	244,600	4,011,440		-	-		244,600	4,011,440
Xerox Corp.	-	-		91,300	591,624		91,300	591,624
Zebra Technologies Corp., Class A *	-	-		21,900	518,154		21,900	518,154
		49,882,560			14,503,056			64,385,616

Materials			4.95%			5.90%			5.37%
Air Products & Chemicals, Inc.	-	-		17,400	1,123,866		17,400	1,123,866
Aptargroup, Inc.	-	-		14,700	496,419		14,700	496,419
Cliffs Natural Resources, Inc.	106,200	2,598,714		-	-		106,200	2,598,714
Deltic Timber Corp.	-	-		12,200	432,734		12,200	432,734
Ecolab, Inc.	-	-		28,700	1,119,013		28,700	1,119,013
EI Du Pont de Nemours & Co.	-	-		38,020	974,073		38,020	974,073
FMC Corp.	-	-		9,827	464,817		9,827	464,817
Freeport-McMoRan Copper & Gold, Inc. -		-		24,565	1,230,952		24,565	1,230,952
Nucor Corp.	-	-		27,800	1,235,154		27,800	1,235,154
Pactiv Corp. *	229,406	4,978,110		71,100	1,542,870		300,506	6,520,980
Steel Dynamics, Inc.	168,800	2,486,424		-	-		168,800	2,486,424
Weyerhaeuser Co.	-	-		28,300	861,169		28,300	861,169
		10,063,248			9,481,067			19,544,315

Telecommunication Services			0.66%			2.12%			1.30%
Crown Castle International Corp. *	-	-		65,100	1,563,702		65,100	1,563,702
Embarq Corp.	-	-		28,300	1,190,298		28,300	1,190,298
MetroPCS Communications, Inc. *	100,900	1,342,979		-	-		100,900	1,342,979
Qwest Communications International, Inc.-		-		155,300	644,495		155,300	644,495
		1,342,979			3,398,495			4,741,474

Utilities - 11.11%	-	-	0.00%			11.11%			4.90%
Ameren Corp.	-	-		24,600	612,294		24,600	612,294
Atmos Energy Corp.	-	-		13,800	345,552		13,800	345,552
Consolidated Edison, Inc.	-	-		26,900	1,006,598		26,900	1,006,598
Edison International	-	-		59,800	1,881,308		59,800	1,881,308
New Jersey Resources Corp.	-	-		8,500	314,840		8,500	314,840
NRG Energy, Inc. *	-	-		31,600	820,336		31,600	820,336

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
		Mid Cap Growth			Mid Cap Value			Mid Cap Growth Pro Forma Combined1
		Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
NSTAR		-	$ -		46,700	$1,499,537		46,700	$1,499,537
Oneok, Inc.		-	-		32,100	946,629		32,100	946,629
Progress Energy, Inc.		-	-		57,900	2,190,357		57,900	2,190,357
Questar Corp.		-	-		31,300	972,178		31,300	972,178
Sempra Energy		-	-		47,800	2,372,314		47,800	2,372,314
UGI Corp.		-	-		20,800	530,192		20,800	530,192
Unisource Energy Corp.		-	-		19,500	517,530		19,500	517,530
Westar Energy, Inc.		-	-		26,000	488,020		26,000	488,020
WGL Holdings, Inc.		-	-		11,000	352,220		11,000	352,220
Wisconsin Energy Corp.		-	-		26,200	1,066,602		26,200	1,066,602
Xcel Energy, Inc.		-	-		104,300	1,920,163		104,300	1,920,163
			-			17,836,670			17,836,670

Total Common Stocks			199,850,935	98.32%		154,529,349	96.21%		354,380,284	97.39%

CERTIFICATE OF DEPOSIT				0.00%			1.07%			0.47%
State Street Eurodollar 0.010%, due 07/01/09 -			-		1,714,875	1,714,875		1,714,875	1,714,875
Total Certificate of Deposit			-			1,714,875			1,714,875

INVESTMENT COMPANY				1.60%			4.73%			2.98%
SPDR S&P Homebuilders ETF		-	-		24,300	285,525		24,300	285,525
SSgA Prime Money Market Fund		3,248,172	3,248,172		7,304,830	7,304,830		10,553,001	10,553,002
Total Investment Company			3,248,172			7,590,355			10,838,527

TOTAL INVESTMENTS			$203,099,107	99.92%		$163,834,579	102.01%		$366,933,686	100.84%
NET OTHER ASSETS AND LIABILITIES			$172,397	0.08%		($3,225,197)	(2.01%)		($3,052,800)	(0.84%)
TOTAL NET ASSETS			$203,271,504	100.00%		$160,609,382	100.00%		$363,880,886	100.00%

TOTAL COST**			$184,264,789			$177,184,343			$361,449,132

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was:		$207,818,432			$179,980,322			$387,798,754
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.
       1  Following the merger, the Mid Cap Growth Fund is deemed the accounting survivor therefore the pro forma combined is reflected as such.

See Notes to Pro Forma Financial Statements

Pro Forma Statements of Assets and Liabilities as of June 30, 2009 (Unaudited)
				Mid Cap Growth
	Mid Cap	Mid Cap	Pro Forma	Pro Forma
	Growth Fund	Value Fund	Adjustments	Combined2
Assets:
Investments in securities, at cost
Unaffiliated issuers	$ 184,264,789	$ 177,184,343	$ -	$ 361,449,132
Net unrealized appreciation (depreciation)
Unaffiliated issuers	18,834,318	(13,349,764)	-	5,484,554
Total investments at value	203,099,107	163,834,579	-	$ 366,933,686
Cash	138	119	-	257
Receivables:
Investments sold	1,268,618	19,990,418	-	21,259,036
Fund shares sold	159,798	95,691	-	255,489
Dividends and interest	59,329	314,823	-	374,152
Other assets	-	1,176	-	1,176
Total Assets	204,586,990	184,236,806	-	$ 388,823,796
Liabilities:
Payables:
Investments purchased	1,152,764	23,474,258	-	24,627,022
Fund shares redeemed	9,371	14,072	-	23,443
Accrued management fees	145,963	132,871	-	278,834
Distribution fees - Class II1	37	60	-	97
Accrued expenses and other payables	7,351	6,163	-	13,514
Total Liabilities	1,315,486	23,627,424	-	24,942,910
Net Assets	$ 203,271,504	$ 160,609,382	$ -	$ 363,880,886
Net Assets consist of:
Paid-in capital	$ 314,015,647	$ 246,894,297	$ -	$ 560,909,944
Accumulated undistributed (distribution in
excess of) net investment income	(128,683)	483,233	-	354,550
Accumulated net realized loss on investments
sold and foreign currency related transactions	(129,449,778)	(73,418,384)	-	(202,868,162)
Unrealized appreciation (depreciation) of investments
(including appreciation (depreciation) of foreign currency related transactions)	18,834,318	(13,349,764)	-	5,484,554
Net Assets	$ 203,271,504	$ 160,609,382	$ -	$ 363,880,886
Class I Shares:
Net Assets	$ 202,986,888	$ 160,153,975	$ -	$ 363,140,863
Shares of beneficial interest outstanding	55,592,137	16,322,587	(34,908,009)	37,006,715
Net Asset Value and redemption price per share	$ 3.65	$ 9.81	$ -	$ 9.81
Class II Shares1:
Net Assets	$ 284,616	$ 455,407	$ -	$ 740,023
Shares of beneficial interest outstanding	77,976	46,432	(49,030)	75,378
Net Asset Value and redemption price per share	$ 3.65	$ 9.81	$ -	$ 9.81

1Class II shares commenced investment operations on May 1, 2009.
2 Following the merger, the Mid Cap Growth is deemed the accounting survivor therefore the pro forma combined is reflected as such.

See Notes to Pro Forma Financial Statements

Pro Forma Statements of Operations For the Year Ended June 30, 2009 (Unaudited)

				Mid Cap Growth
	Mid Cap	Mid Cap	Pro Forma	Pro Forma
	Growth Fund	Value Fund	Adjustments	Combined2
Investment Income:
Interest	$ 69,925	$ 75,264	$ -	$ 145,189
Dividends
Unaffiliated issuers	1,658,414	4,686,089	-	6,344,503
Less: Foreign taxes withheld	(947)	-	-	(947)
Securities lending income	344,151	154,901	-	499,052
Total investment income	2,071,543	4,916,254	-	6,987,797
Expenses:
Management fees	1,768,854	1,814,997	(76,265)3	3,507,586
Trustees' fees	8,857	7,369	-	16,226
Audit fees	18,225	16,553	-	34,778
Distribution fees - Class II1	48	79	-	127
Compliance expense	10,894	9,118	-	20,012
Total expenses	1,806,878	1,848,116	(76,265)	3,578,729
Net Investment Income	264,665	3,068,138	(76,265)	2,409,068
Realized and Unrealized Gain (Loss) On Investments:
Net realized loss on investments (including net realized
gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(119,144,638)	(68,589,572)	-	(187,734,210)
Net change in unrealized appreciation (depreciation) on
investments (including net unrealized appreciation
(depreciation) on foreign currency related transactions)	20,167,237	(10,461,056)	-	9,706,181
Net Realized and Unrealized Gain (Loss) On Investments	(98,977,401)	(79,050,628)	-	(178,028,029)
Net Decrease in Net Assets From Operations	$ (98,712,736)	$ (75,982,490)	$ (76,265)	$ (174,618,961)

1 Class II shares commenced investment operations on May 1, 2009.
2 Following the merger, the Mid Cap Growth Fund is deemed the accounting survivor therefore the pro forma combined is reflected as such.
3Adjustment due to anticipated management fee of 0.90% of the Combined Midcap Fund

See Notes to Pro Forma Financial Statements

C. Reorganization of Small Cap Growth Fund into Small Cap Value Fund

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Unaudited)
	Small Cap Growth			Small Cap Value			Small Cap Value Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
COMMON STOCKS
Consumer Discretionary			11.89%			16.70%			14.85%
Aaron's, Inc.	1,500	$ 44,730		-	$ -		1,500	$ 44,730
Arbitron, Inc.	-	-		6,800	108,052		6,800	108,052
Carter's, Inc. *	1,100	27,071		-	-		1,100	27,071
Cato Corp./The, Class A	-	-		9,000	156,960		9,000	156,960
CEC Entertainment, Inc. *	-	-		2,400	70,752		2,400	70,752
Chico's FAS, Inc. *	300	2,919		-	-		300	2,919
Choice Hotels International, Inc.	-	-		3,300	87,813		3,300	87,813
CKE Restaurants, Inc.	1,100	9,328		-	-		1,100	9,328
CROCS, Inc. *	1,000	3,400		-	-		1,000	3,400
DineEquity, Inc.	600	18,714		-	-		600	18,714
Drew Industries, Inc. *	2,300	27,991		-	-		2,300	27,991
Gaylord Entertainment Co. *	600	7,626		-	-		600	7,626
Gymboree Corp. *	900	31,932		-	-		900	31,932
Helen of Troy, Ltd. *	-	-		7,000	117,530		7,000	117,530
Hibbett Sports, Inc. *	-	-		3,400	61,200		3,400	61,200
JOS A Bank Clothiers, Inc. *	1,700	58,582		-	-		1,700	58,582
Maidenform Brands, Inc. *	600	6,882		-	-		600	6,882
Matthews International Corp., Class A	-	-		2,700	84,024		2,700	84,024
Men's Wearhouse, Inc./The	2,300	44,114		-	-		2,300	44,114
Meritage Homes Corp. *	900	16,974		-	-		900	16,974
PF Chang's China Bistro, Inc. *	2,000	64,120		-	-		2,000	64,120
Pinnacle Entertainment, Inc. *	900	8,361		-	-		900	8,361
Red Robin Gourmet Burgers, Inc. *	200	3,750		-	-		200	3,750
Sonic Corp. *	-	-		7,900	79,237		7,900	79,237
Spartan Motors, Inc.	3,300	37,389		-	-		3,300	37,389
Stage Stores, Inc.	-	-		14,000	155,400		14,000	155,400
Tempur-Pedic International, Inc.	1,000	13,070		3,200	41,824		4,200	54,894
Unifirst Corp./MA	-	-		3,000	111,510		3,000	111,510
Valassis Communications, Inc. *	-	-		3,600	21,996		3,600	21,996
WMS Industries, Inc. *	1,600	50,416		-	-		1,600	50,416
Wolverine World Wide, Inc.	100	2,206		-	-		100	2,206
Zumiez, Inc. *	900	7,209		-	-		900	7,209
		486,784			1,096,298			1,583,082

Consumer Staples			3.39%			5.15%			4.47%
Casey's General Stores, Inc.	-	-		2,800	71,932		2,800	71,932
Coca-Cola Bottling Co. Consolidated	200	11,026		-	-		200	11,026
Green Mountain Coffee Roasters, Inc. *100		5,912		-	-		100	5,912
Herbalife, Ltd.	-	-		4,700	148,238		4,700	148,238
Lance, Inc.	-	-		5,100	117,963		5,100	117,963
Ruddick Corp.	1,100	25,773		-	-		1,100	25,773
United Natural Foods, Inc. *	2,600	68,250		-	-		2,600	68,250
Winn-Dixie Stores, Inc. *	2,200	27,588		-	-		2,200	27,588
		138,549			338,133			476,682

Energy			5.95%			3.96%			4.72%
Atwood Oceanics, Inc. *	1,000	24,910		-	-		1,000	24,910
CARBO Ceramics, Inc.	1,100	37,620		-	-		1,100	37,620
Carrizo Oil & Gas, Inc. *	3,700	63,455		-	-		3,700	63,455
Dril-Quip, Inc. *	200	7,620		-	-		200	7,620

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
	Small Cap Growth			Small Cap Value			Small Cap Value Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
GMX Resources, Inc. *	400	$ 4,256		-	$ -		400	$ 4,256
Hercules Offshore, Inc. *	2,400	9,528		-	-		2,400	9,528
Matrix Service Co. *	700	8,036		-	-		700	8,036
Penn Virginia Corp.	1,500	24,555		5,100	83,487		6,600	108,042
Petroleum Development Corp. *	1,200	18,828		-	-		1,200	18,828
RPC, Inc.	2,600	21,710		-	-		2,600	21,710
SEACOR Holdings, Inc. *	-	-		900	67,716		900	67,716
St. Mary Land & Exploration Co.	-	-		1,500	31,305		1,500	31,305
Stone Energy Corp. *	1,000	7,420		-	-		1,000	7,420
Superior Well Services, Inc. *	1,200	7,140		-	-		1,200	7,140
Whiting Petroleum Corp. *	-	-		2,200	77,352		2,200	77,352
World Fuel Services Corp.	200	8,246		-	-		200	8,246
		243,324			259,860			503,184

Financials			8.43%			21.22%			16.31%
Acadia Realty Trust, REIT	-	-		4,646	60,630		4,646	60,630
Alleghany Corp. *	-	-		200	54,200		200	54,200
American Campus Communities, Inc., REIT-		-		3,100	68,758		3,100	68,758
Ares Capital Corp.	-	-		11,833	95,374		11,833	95,374
Assured Guaranty, Ltd.	-	-		5,100	63,138		5,100	63,138
Credit Acceptance Corp. *	-	-		2,600	56,810		2,600	56,810
Delphi Financial Group, Inc., Class A	-	-		7,400	143,782		7,400	143,782
DiamondRock Hospitality Co., REIT	-	-		5,100	31,926		5,100	31,926
eHealth, Inc. *	1,400	24,724		-	-		1,400	24,724
Financial Federal Corp.	-	-		2,600	53,430		2,600	53,430
First Midwest Bancorp, Inc./IL	-	-		7,000	51,170		7,000	51,170
GAMCO Investors, Inc., Class A	800	38,800		-	-		800	38,800
Hancock Holding Co.	700	22,743		-	-		700	22,743
Highwoods Properties, Inc., REIT	1,200	26,844		-	-		1,200	26,844
International Bancshares Corp.	-	-		5,690	58,664		5,690	58,664
IPC Holdings, Ltd.	-	-		2,800	76,552		2,800	76,552
KBW, Inc. *	1,400	40,264		-	-		1,400	40,264
Knight Capital Group, Inc., Class A *	1,800	30,690		-	-		1,800	30,690
Mack-Cali Realty Corp., REIT	-	-		1,800	41,040		1,800	41,040
MB Financial, Inc.	-	-		4,700	47,893		4,700	47,893
NewAlliance Bancshares, Inc.	-	-		3,600	41,400		3,600	41,400
Omega Healthcare Investors, Inc., REIT3,600		55,872		-	-		3,600	55,872
Platinum Underwriters Holdings, Ltd.	-	-		3,800	108,642		3,800	108,642
Potlatch Corp., REIT	1,100	26,719		-	-		1,100	26,719
PS Business Parks, Inc., REIT	-	-		900	43,596		900	43,596
Realty Income Corp., REIT	-	-		4,900	107,408		4,900	107,408
Reinsurance Group of America, Inc.	-	-		1,600	55,856		1,600	55,856
Stifel Financial Corp. *	900	43,281		-	-		900	43,281
Teton Advisors, Inc. (L)(T) *	11	1		-	-		11	1
Tower Group, Inc.	1,100	27,258		-	-		1,100	27,258
Webster Financial Corp.	-	-		9,700	78,085		9,700	78,085
Westamerica Bancorporation	-	-		1,100	54,571		1,100	54,571
World Acceptance Corp. *	400	7,964		-	-		400	7,964
		345,160			1,392,925			1,738,085

Health Care			15.30%			8.63%			11.20%
Acorda Therapeutics, Inc. *	400	11,276		-	-		400	11,276
Alkermes, Inc. *	3,100	33,542		-	-		3,100	33,542

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
	Small Cap Growth			Small Cap Value			Small Cap Value Pro Forma Combined
	Shares/Par	Value	%	Shares/Par	Value	%	Shares/Par	Value	%
Allscripts-Misys Healthcare Solutions, Inc. 3,900		$ 61,854		-	$ -		3,900	$ 61,854
AMAG Pharmaceuticals, Inc. *	300	16,401		-	-		300	16,401
American Medical Systems Holdings, Inc. *3,600		56,880		-	-		3,600	56,880
AMN Healthcare Services, Inc. *	4,000	25,520		-	-		4,000	25,520
Amsurg Corp. *	-	-		4,100	87,904		4,100	87,904
Analogic Corp.	400	14,780		-	-		400	14,780
Arena Pharmaceuticals, Inc. *	7,300	36,427		-	-		7,300	36,427
Centene Corp. *	1,100	21,978		4,400	87,912		5,500	109,890
Cepheid, Inc. *	700	6,594		-	-		700	6,594
Charles River Laboratories International, Inc. *-		-		3,800	128,250		3,800	128,250
Chemed Corp.	200	7,896		-	-		200	7,896
Corvel Corp. *	-	-		2,500	56,925		2,500	56,925
Cubist Pharmaceuticals, Inc. *	1,900	34,827		-	-		1,900	34,827
Emeritus Corp. *	2,000	26,420		-	-		2,000	26,420
ev3, Inc. *	2,200	23,584		-	-		2,200	23,584
ICU Medical, Inc. *	-	-		2,400	98,760		2,400	98,760
Landauer, Inc.	500	30,670		-	-		500	30,670
MAP Pharmaceuticals, Inc. *	1,000	12,220		-	-		1,000	12,220
Medicines Co./The *	1,900	15,941		-	-		1,900	15,941
Myriad Pharmaceuticals, Inc. *	300	1,395		-	-		300	1,395
National Healthcare Corp.	500	18,970		-	-		500	18,970
Orthofix International N.V. *	-	-		900	22,509		900	22,509
PDL BioPharma, Inc.	1,500	11,850		-	-		1,500	11,850
PSS World Medical, Inc. *	2,000	37,020		-	-		2,000	37,020
Regeneron Pharmaceuticals, Inc. *	1,300	23,296		-	-		1,300	23,296
Theravance, Inc. *	600	8,784		-	-		600	8,784
Universal American Corp./NY *	-	-		9,700	84,584		9,700	84,584
Valeant Pharmaceuticals International *1,100		28,292		-	-		1,100	28,292
Viropharma, Inc. *	1,500	8,895		-	-		1,500	8,895
West Pharmaceutical Services, Inc.	1,200	41,820		-	-		1,200	41,820
XenoPort, Inc. *	400	9,268		-	-		400	9,268
		626,400			566,844			1,193,244

Industrials			22.92%			20.62%			21.50%
AAR Corp. *	2,400	38,520		-	-		2,400	38,520
ACCO Brands Corp. *	-	-		13,700	38,634		13,700	38,634
Actuant Corp., Class A	1,700	20,740		-	-		1,700	20,740
Acuity Brands, Inc.	-	-		2,600	72,930		2,600	72,930
Advanced Battery Technologies, Inc. *	700	2,814		-	-		700	2,814
Albany International Corp., Class A	-	-		7,300	83,074		7,300	83,074
Ameron International Corp.	400	26,816		-	-		400	26,816
Beacon Roofing Supply, Inc. *	300	4,338		-	-		300	4,338
Belden, Inc.	-	-		9,200	153,640		9,200	153,640
Bowne & Co., Inc.	-	-		7,399	48,167		7,399	48,167
Bucyrus International, Inc.	1,200	34,272		-	-		1,200	34,272
Carlisle Cos., Inc.	-	-		9,200	221,168		9,200	221,168
CLARCOR, Inc.	200	5,838		-	-		200	5,838
Copart, Inc. *	-	-		1,000	34,670		1,000	34,670
Deluxe Corp.	500	6,405		-	-		500	6,405
EMCOR Group, Inc. *	200	4,024		-	-		200	4,024
EnergySolutions, Inc.	7,900	72,680		-	-		7,900	72,680
EnerNOC, Inc. *	500	10,835		-	-		500	10,835

Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
		Small Cap Growth			Small Cap Value			Small Cap Value Pro Forma Combined
		Shares/Par	Value	%	Shares/Par	Value	% Shares/Par	Value	%
ESCO Technologies, Inc. *		-	$ -		1,200	$ 53,760	1,200	$ 53,760
Esterline Technologies Corp. *		300	8,121		-	-	300	8,121
Franklin Electric Co., Inc.		1,000	25,920		-	-	1,000	25,920
GATX Corp.		-	-		4,700	120,884	4,700	120,884
Genesee & Wyoming, Inc., Class A *		-	-		3,400	90,134	3,400	90,134
GeoEye, Inc. *		2,500	58,900		-	-	2,500	58,900
Heartland Express, Inc.		2,500	36,800		-	-	2,500	36,800
Herman Miller, Inc.		800	12,272		-	-	800	12,272
Hexcel Corp. *		4,300	40,979		-	-	4,300	40,979
ICF International, Inc. *		500	13,795		-	-	500	13,795
Kirby Corp. *		-	-		2,500	79,475	2,500	79,475
Korn/Ferry International *		2,000	21,280		-	-	2,000	21,280
Layne Christensen Co. *		1,000	20,450		-	-	1,000	20,450
Lindsay Corp.		200	6,620		-	-	200	6,620
MasTec, Inc. *		5,100	59,772		-	-	5,100	59,772
Mcgrath Rentcorp		1,400	26,684		-	-	1,400	26,684
Middleby Corp. *		600	26,352		-	-	600	26,352
Mine Safety Appliances Co.		1,200	28,920		-	-	1,200	28,920
Moog, Inc., Class A *		1,200	30,972		-	-	1,200	30,972
MPS Group, Inc. *		4,100	31,324		-	-	4,100	31,324
Mueller Industries, Inc.		-	-		5,300	110,240	5,300	110,240
Multi-Color Corp.		300	3,678		-	-	300	3,678
Navigant Consulting, Inc. *		100	1,292		-	-	100	1,292
Old Dominion Freight Line, Inc. *		2,300	77,211		-	-	2,300	77,211
Orbital Sciences Corp. *		900	13,653		-	-	900	13,653
RBC Bearings, Inc. *		700	14,315		-	-	700	14,315
Resources Connection, Inc. *		1,600	27,472		-	-	1,600	27,472
Rollins, Inc.		700	12,117		-	-	700	12,117
Simpson Manufacturing Co., Inc.		-	-		1,900	41,078	1,900	41,078
Sterling Construction Co., Inc. *		-	-		2,900	44,254	2,900	44,254
SYKES Enterprises, Inc. *		1,100	19,899		-	-	1,100	19,899
Triumph Group, Inc.		700	28,000		-	-	700	28,000
United Stationers, Inc. *		800	27,904		3,700	129,056	4,500	156,960
Valmont Industries, Inc.		500	36,040		-	-	500	36,040
Vitran Corp., Inc. *		-	-		3,300	32,670	3,300	32,670
			938,024			1,353,834		2,291,858

Information Technology				28.61%			9.35%		16.74%
Adtran, Inc.		1,500	32,205		-	-	1,500	32,205
Advanced Energy Industries, Inc. *		2,900	26,071		-	-	2,900	26,071
Advent Software, Inc. *		1,000	32,790		-	-	1,000	32,790
Anixter International, Inc. *		1,100	41,349		-	-	1,100	41,349
ANSYS, Inc. *		1,100	34,276		-	-	1,100	34,276
Bankrate, Inc. *		1,700	42,908		-	-	1,700	42,908
Benchmark Electronics, Inc. *		4,600	66,240		-	-	4,600	66,240
CommScope, Inc. *		200	5,252		-	-	200	5,252
Comtech Telecommunications Corp. *		100	3,188		-	-	100	3,188
Concur Technologies, Inc. *		2,000	62,160		-	-	2,000	62,160
CSG Systems International, Inc. *		1,400	18,536		-	-	1,400	18,536
Cymer, Inc. *		400	11,892		-	-	400	11,892
Diebold, Inc.		-	-		4,500	118,620	4,500	118,620
Electronics for Imaging, Inc. *		-	-		7,100	75,686	7,100	75,686
EPIQ Systems, Inc. *		2,100	32,235		-	-	2,100	32,235
Equinix, Inc. *		500	36,370		-	-	500	36,370
Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
		Small Cap Growth			Small Cap Value			Small Cap Value Pro Forma Combined
		Shares/Par	Value	%	Shares/Par	Value	% Shares/Par	Value	%
Factset Research Systems, Inc.		600	$ 29,922		-	$ -	600	$ 29,922
Harmonic, Inc. *		3,500	20,615		-	-	3,500	20,615
IXYS Corp.		3,400	34,408		-	-	3,400	34,408
j2 Global Communications, Inc. *		1,300	29,328		-	-	1,300	29,328
Littelfuse, Inc. *		1,600	31,936		-	-	1,600	31,936
Macrovision Solutions Corp. *		2,900	63,249		-	-	2,900	63,249
MAXIMUS, Inc.		700	28,875		3,400	140,250	4,100	169,125
MKS Instruments, Inc. *		2,500	32,975		-	-	2,500	32,975
NAM TAI Electronics, Inc.		-	-		6,500	27,690	6,500	27,690
Netlogic Microsystems, Inc. *		1,900	69,274		-	-	1,900	69,274
Novatel Wireless, Inc. *		1,600	14,432		-	-	1,600	14,432
NVE Corp. *		300	14,580		-	-	300	14,580
Omniture, Inc. *		200	2,512		-	-	200	2,512
Plexus Corp. *		400	8,184		-	-	400	8,184
Progress Software Corp. *		1,800	38,106		-	-	1,800	38,106
Quest Software, Inc. *		1,100	15,334		-	-	1,100	15,334
RightNow Technologies, Inc. *		300	3,540		-	-	300	3,540
Scansource, Inc. *		1,800	44,136		-	-	1,800	44,136
Smith Micro Software, Inc. *		1,300	12,766		-	-	1,300	12,766
SPSS, Inc. *		1,200	40,044		-	-	1,200	40,044
Synaptics, Inc. *		700	27,055		-	-	700	27,055
THQ, Inc. *		500	3,580		-	-	500	3,580
TNS, Inc. *		500	9,375		-	-	500	9,375
Ultratech, Inc. *		2,400	29,544		-	-	2,400	29,544
Valueclick, Inc. *		6,300	66,276		-	-	6,300	66,276
Varian Semiconductor Equipment Associates, Inc. *		1,300	31,187		-	-	1,300	31,187
VeriFone Holdings, Inc. *		600	4,506		-	-	600	4,506
Viasat, Inc. *		500	12,820		-	-	500	12,820
Websense, Inc. *		-	-		6,300	112,392	6,300	112,392
Wind River Systems, Inc. *		600	6,876		-	-	600	6,876
Xyratex, Ltd. *		-	-		10,800	53,892	10,800	53,892
Zebra Technologies Corp., Class A *		-	-		3,600	85,176	3,600	85,176
			1,170,907			613,706		1,784,613

Materials				1.76%			4.64%		3.54%
Allied Nevada Gold Corp. *		1,600	12,896		-	-	1,600	12,896
Aptargroup, Inc.		-	-		3,100	104,687	3,100	104,687
Deltic Timber Corp.		800	28,376		2,300	81,581	3,100	109,957
Haynes International, Inc. *		200	4,740		-	-	200	4,740
LSB Industries, Inc. *		1,100	17,787		-	-	1,100	17,787
WR Grace & Co. *		200	2,474		-	-	200	2,474
Zep, Inc.		-	-		9,850	118,693	9,850	118,693
Zoltek Cos., Inc. *		600	5,832		-	-	600	5,832
			72,105			304,961		377,066

Telecommunication Services				0.79%			0.00%		0.31%
Premiere Global Services, Inc. *		3,000	32,520		-	-	3,000	32,520

Utilities				0.00%			5.97%		3.68%
Atmos Energy Corp.		-	-		3,300	82,632	3,300	82,632
New Jersey Resources Corp.		-	-		1,250	46,300	1,250	46,300
Unisource Energy Corp.		-	-		4,000	106,160	4,000	106,160
Westar Energy, Inc.		-	-		4,600	86,342	4,600	86,342
WGL Holdings, Inc.		-	-		2,200	70,444	2,200	70,444
			-			391,878		391,878
Pro Forma
Schedule of Portfolio Investments June 30, 2009 (Continued) (Unaudited)
		Small Cap Growth			Small Cap Value			Small Cap Value Pro Forma Combined
		Shares/Par	Value	%	Shares/Par	Value	% Shares/Par	Value	%
Total Common Stocks			$4,053,773	99.04%		$6,318,439	96.24%	$10,372,212	97.32%

INVESTMENT COMPANY				1.01%			3.04%		2.26%
SSgA Prime Money Market Fund		41,473	41,473		199,367	199,367	240,840	240,840
Total Investment Company			41,473			199,367	-	240,840

TOTAL INVESTMENTS			4,095,246	100.05%		6,517,806	99.28%	10,613,052	99.58%
NET OTHER ASSETS AND LIABILITIES			(2,027)	(0.05%)		47,401	0.72%	45,374	0.42%
TOTAL NET ASSETS			$ 4,093,219	100.00%		$ 6,565,207	100.00%	10,658,426	100.00%

TOTAL COST**			$ 3,973,728			$ 7,944,555		$ 11,918,283

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was:		$ 3,977,005			$ 8,025,278		$ 12,002,283
(L)			Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).

(T)	Illiquid security.
REIT	Real Estate Investment Trust.

Pro Forma
Statements of Assets and Liabilities as of June 30, 2009 (Unaudited)
				Small Cap Value
	Small Cap	Small Cap	Pro Forma	Pro Forma
	Growth Fund	Value Fund	Adjustments	Combined
Assets:
Investments in securities, at cost
Unaffiliated issuers	$ 3,973,728	$ 7,944,555	$ -	$ 11,918,283
Net unrealized appreciation (depreciation)
Unaffiliated issuers	121,518	(1,426,749)	-	(1,305,231)
Total investments at value	4,095,246	6,517,806	-	$ 10,613,052
Cash	893	5	-	898
Receivables:
Investments sold	-	23,215	-	23,215
Fund shares sold	78	23,757	-	23,835
Dividends and interest	958	6,732	-	7,690
Total Assets	4,097,175	6,571,515	-	$ 10,668,690
Liabilities:
Payables:
Fund shares redeemed	51	65	-	116
Accrued management fees	3,750	5,990	-	9,740
Distribution fees - Class II1	-	16	-	16
Accrued expenses and other payables	155	237	-	392
Total Liabilities	3,956	6,308	-	10,264
Net Assets	$ 4,093,219	$ 6,565,207	$ -	$ 10,658,426
Net Assets consist of:
Paid-in capital	$ 7,234,174	$ 8,956,552	$ -	$ 16,190,726
Accumulated undistributed (distribution in
excess of) net investment income	(2,156)	13,718	-	11,562
Accumulated net realized loss on investments sold
and foreign currency related transactions	(3,260,317)	(978,314)	-	(4,238,631)
Unrealized appreciation (depreciation) of investments
(including appreciation (depreciation) of foreign currency related transactions)	121,518	(1,426,749)	-	(1,305,231)
Net Assets	$ 4,093,219	$ 6,565,207	$ -	$ 10,658,426
Class I Shares:
Net Assets	$ 4,089,307	$ 6,435,618	$ -	$ 10,524,925
Shares of beneficial interest outstanding	723,973	965,106	(110,713)	1,578,366
Net Asset Value and redemption price per share	$ 5.65	$ 6.67	$ -	$ 6.67
Class II Shares1:
Net Assets	$ 3,912	$ 129,589	$ -	$ 133,501
Shares of beneficial interest outstanding	693	19,441	(106)	20,028
Net Asset Value and redemption price per share	$ 5.65	$ 6.67	$ -	$ 6.67

1Class II shares commenced investment operations on May 1, 2009.

See Notes to Pro Forma Financial Statements

Pro Forma Statements of Operations For the Year Ended June 30, 2009 (Unaudited)
				Small Cap Value
	Small Cap	Small Cap	Pro Forma	Pro Forma
	Growth Fund	Value Fund	Adjustments	Combined
Investment Income:
Interest	$ 3,514	$ 3,777	$ -	$ 7,291
Dividends				-
Unaffiliated issuers	36,502	131,724	-	168,226
Total investment income	40,016	135,501	-	175,517
Expenses:				-
Management fees	50,244	66,143	-	116,387
Trustees' fees	171	202	-	373
Audit fees	482	556	-	1,038
Distribution fees - Class II1	1	19	-	20
Compliance expense	214	246	-	460
Total expenses	51,112	67,166	-	118,278
Net Investment Income (loss)	(11,096)	68,335	-	57,239
Realized and Unrealized Gain (Loss) On Investments:
Net realized loss on investments (including net realized
gain (loss) on foreign currency related transactions)
Unaffiliated issuers	(2,676,461)	(964,241)	-	(3,640,702)
Net change in unrealized appreciation (depreciation) on
investments (including net unrealized appreciation
(depreciation) on foreign currency related transactions)	121,631	(490,159)	-	(368,528)
Net Realized and Unrealized Gain (Loss) On Investments	(2,554,830)	(1,454,400)	-	(4,009,230)
Net Decrease in Net Assets From Operations	$ (2,565,926)	$ (1,386,065)	$ -	$ (3,951,991)

1Class II shares commenced investment operations on May 1, 2009.

See Notes to Pro Forma Financial Statements

Notes to Financial Statements (Unaudited)

1. Description of the Funds

The International Fund, Mid Cap Value Fund and the Small Cap Value Fund are each a series of the Ultra Series Fund.  The Ultra Series Fund (“the Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act’’), as amended, as a diversified, open-end management investment company.

The International Fund, Mid Cap Value Fund and the Small Cap Value Fund offer two classes of shares: Class I and Class II.  Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2.  Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Global Securities Fund by the International Stock Fund, the Mid Cap Growth Fund by the Mid Cap Value Fund and the Small Cap Growth Fund by the Small Cap Value Fund as if such acquisition had taken place on the first business day after the period ended, as of July 1, 2009.

The Global Securities Fund, Mid Cap Growth Fund and Small Cap Growth Fund are referred to herein collectively as the “Merging Funds,” and each, as a “Merging Fund”.   The International Stock Fund, Mid Cap Value Fund and Small Cap Value Fund are referred to herein collectively as the “Acquiring Funds,” and each, as an “Acquiring Fund”.  The Merging Funds and the Acquiring Funds are referred to herein collectively as the “Funds,” and each, as a “Fund”.  The International Reorganization, the Mid Cap Reorganization and the Small Cap Reorganization are referred to herein collectively as the “Reorganizations,” and each, as a “Reorganization”.

Under the terms of the Plan of Reorganization, the combination of the Global Securities Fund by the International Stock Fund, the Mid Cap Growth Fund by the Mid Cap Value Fund and the Small Cap Growth Fund by the Small Cap Value Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisitions would be accomplished by an acquisition of the net assets of Merging Funds in exchange for shares of the Acquiring Funds at net asset value.  The Statements of Assets and Liabilities and the related statements of operations of the Merging Funds and the Acquiring Funds have been combined as of and for the twelve months ended June 30, 2009.  Following the acquisition, the International Stock Fund, the Mid Cap Growth Fund, and the Small Cap Value Fund will be the accounting survivors.  In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving accounting funds, the International Stock Fund, the Mid Cap Growth Fund, and the Small Cap Value Fund and the results of operations for pre-combination periods of the Merging Funds will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Merging Funds and the Acquiring Funds included in their respective semi-annual reports dated June 30, 2009.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Merging Funds by the Acquiring Funds had taken place as of July 1, 2009.

3.  Significant Accounting Policies

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation:  The net asset value (“NAV”) for the Funds is calculated in exactly the same manner.  Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund by the total number of each Fund’s outstanding shares.  Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Valuation Committee estimates the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate as of Noon Eastern Time on each day that the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MAM’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices.  A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated.  Significant events may include, but are not limited to, the following:  (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to:  fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Fair Value Measurements:  Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The valuation techniques used by the funds to measure fair value for the period ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  As of June 30, 2009, both the

Global Securities and the International Stock funds held securities deemed as Level 3 securities.  These securities were valued at zero.

4.   Advisory, Administration and Distribution Agreements

For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets: 0.95% for the Global Securities Fund, 1.20% for the International Stock Fund, 1.00% for the Mid Cap Value Fund, 0.85% for the Mid Cap Growth Fund, 1.10% for the Small Cap Value and Small Cap Growth Funds.   As a condition of the Mid Cap Reorganization, MAM agreed to reduce the management fee of the Acquiring Fund from 1.00% to 0.90% to reflect the economies of scale that are expected to be achieved as a result of the Reorganization.

In addition to providing portfolio management services to each of the Funds, MAM also provides or arranges for the provision of substantially all other services required by the Funds.  Such services include all administrative, accounting and legal services, as well as the services of custodians, transfer agents and dividend disbursing agents.  The fees and expenses associated with these other services are reflected in the management fees paid to MAM.  No additional fees are due from the Funds for these services.  Fees and expenses not covered by this arrangement consist of the following:  extraordinary or non-recurring fees and expenses; fees and expenses of the Board of Trustees, the independent auditors and compliance; interest on borrowings; and taxes.

With regard to these other fees, MAM entered into a Limited Services Agreement with the Trust dated July 1, 2009.  Under the agreement, MAM agreed to cap certain operating expenses of each fund that, prior to that date, had been paid directly by the funds (not including securities transaction commissions and expenses, certain taxes, interest, share distribution expenses, and extraordinary and non-recurring expenses).  The Limited Services Agreement is in force for a period of no less than two years from the date of the agreement.  Specifically, Madison, in exchange for the Limited Services Fee, will be responsible for paying the fees and expenses of the Funds’ Independent Trustees, independent registered public accountants and all costs related to the Funds’ compliance program.  The Agreement is to maintain these expense levels at a dollar amount that is no more than the amount of such expenses incurred by each Fund’s Class I shares for the year-ended December 31, 2008 as follows: $5,735 for the Global Securities Fund, $24,119 for the International Stock Fund, $40,736 for the Mid Cap Value, $46,101 for the Mid Cap Growth, $1,035 for the Small Cap Value and $1,080 for the Small Cap Growth.

The fees reflected on the statements of operations for the twelve months ended June 30, 2009 for the Funds’ Independent Trustees, independent auditors, and a portion of the Chief Compliance Officer’s annual program budget  have been restated to show the fees paid for these expenses from the Limited Services Fees collected by MAM.

Effective June 30, 2009, Mosaic Funds Distributor, LLC (“MFD”) became the principal distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a distribution and service fee to MFD for Class II shares at an annual rate of 0.25% of each Fund’s daily net assets.   In return for the fee, MFD provides and compensates others that provide distribution and shareholder servicing services to the funds and their shareholders.  Fees incurred by the Funds under the plan are detailed in the statement of operations.

5.    Pro Forma Adjustments and Pro Forma Combined Columns

The unaudited pro forma adjustments and unaudited pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Merging Funds were included in the respective Acquiring Funds for the twelve months ended June 30, 2009 and will be in effect subsequent to merger except the Midcap Value adjustment and combined pro forma statement of operations which shows the management fee of 0.90%, the rate that will be in effect subsequent to merger. The unaudited pro forma statement of assets and liabilities and schedules of investments give effect to the proposed transfer of such assets as if the Reorganizations had occurred July 1, 2009.  The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated on July 1, 2009.  These pro forma numbers have been estimated in good faith based on information regarding the Merging Fund and the respective Acquiring Fund for the twelve months ended June 30, 2009.

6.	Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at June 30, 2009, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Acquiring Fund as of June 30, 2009, divided by the net asset value per share of the shares of the respective Acquiring Fund as of June 30, 2009.  The pro forma number of shares outstanding, by class, for the combined fund consists of the following at July 1, 2009:

Global Fund   è International Fund

	Shares of	Additional Shares	Total Outstanding
	International	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Class I	9,260,999	3,529,368	12,790,367
Class II	77,661	19,870	97,531

Mid Cap Growth Fund è Mid Cap Value Fund

	Shares of	Additional Shares	Total Outstanding
	Mid Cap Value	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Class I	16,322,587	20,684,128	37,006,715
Class II	46,432	28,946	75,378

Small Cap Growth Fund è   Small Cap Value Fund

	Shares of	Additional Shares	Total Outstanding
	Small Cap Value	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Class I	965,106	613,260	1,578,366
Class II	19,441	587	20,028

7.	Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  After the acquisition, each Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

8.	Costs of Reorganization

All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by the Merging Fund and each Acquiring Fund of the transactions contemplated by these Reorganizations will be borne by Madison Investment Advisors, LLC and/or its affiliates, including the costs of liquidating the Merging Fund portfolio securities that each Acquiring Fund indicates it does not wish to acquire before the consummation of the transaction; and provided that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of either fund as a “regulated investment company” within the meaning of Section 851 of the Code.  The costs of the reorganization are estimated to be approximately 40,000, which includes approximately $20,000 of brokerage costs associated with anticipated sales of Merging Fund  portfolio holdings following the reorganization.

PART C

OTHER INFORMATION

ITEM 15.  Indemnification

Ultra Series Fund (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on October 9, 2009 with Post-Effective Amendment No. 46.

ITEM 16.   Exhibits

1.	(a)	Amended and Restated Declaration of Trust of Registrant dated November 1, 2009 – filed herewith.

(b)           Amended and Restated Bylaws (incorporated by reference to Post-Effective Amendment (“PEA”) 19 to the Registration Statement on Form N-1A filed on February 28, 1997).

2.	Not applicable.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization – filed herewith.

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.	(a)	Amended and Restated Management Agreement between Registrant and	Madison Asset Management, LLC (“MAM”) dated November 1, 2009 (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(b)           Limited Services Agreement between Registrant and MAM dated July 1, 2009 (incorporated by reference to PEA No. 46 to the Registration Statement on FormN-1A filed on October 9, 2009).

(c)
Investment Subadvisory Agreement between MAM and Wellington Management Company LLP effective July 1, 2009 (for Small Cap Value Fund) (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(d)
Investment Subadvisory Agreement between MAM and Lazard Asset Management effective July 1, 2009 (for International Stock Fund) (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(e)
Investment Subadvisory Agreement between MAM and Mondrian Investment Partners Limited effective July 1, 2009 (for Global Securities Fund) (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

7.           Distribution Agreement between Registrant and Mosaic Funds Distributor, LLC (“MFD”) dated July 1, 2009 (incorporated by reference to PEA No. 45 to the Registration Statement on Form N-1A filed on August 19, 2009).

8.	Not applicable.

9.           Mutual Fund Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”) effective April 30, 1997 (incorporated by reference to PEA No. 22 to the Registration Statement on Form N-1A filed on February 12, 1999).

(a)	Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on April 23, 1999).

(b)	Amendment to Mutual Fund Custody Agreement effective December 2, 1999 (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on September 28, 2000).

(c)	Amendment No. 2 to Mutual Fund Custody Agreement effective October 15, 2000 (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on April 12, 2001).

(d)	Amendment No. 3 to Mutual Fund Custody Agreement effective October 15, 2000 (incorporated by reference to PEA No. 27 to the Registration Statement on Form N-1A filed on October 10, 2000).

(e)	Amendment No. 4 to Mutual Fund Custody Agreement effective March 14, 2001 (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on April 12, 2001).

(f)	Amendment No. 5 to Mutual Fund Custody Agreement effective May 1, 2002 (incorporated by reference to PEA No. 31 to the Registration Statement on Form N-1A filed on April 28, 2004).

(g)	Amendment No. 6 to Mutual Fund Custody Agreement effective May 1, 2007 (incorporated by reference to PEA No. 40 to the Registration Statement on Form N-1A filed on September 27, 2007).

(h)	Amendment No. 7 to Mutual Fund Custody Agreement effective October 1, 2007 (incorporated by reference to PEA No. 40 to the Registration Statement on Form N-1A filed on September 27, 2007).

10.	(a)
Distribution and Service Plan for Class II Shares effective May 1, 2009, as amended November 1, 2009 (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

    (b)           Amended and Restated Multi-Class Plan (Pursuant to Rule 18f-3) effective July 1, 2009 (incorporated by reference to PEA No. 45 to the Registration Statement on Form N-1A filed on August 19, 2009).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued – filed herewith.

12.	Form of Opinion of Counsel on Tax Matters – filed herewith.

13.	Other Material Contracts

(a)	Services Agreement between Registrant and SSB effective October 1, 2001 (incorporated by reference to PEA No. 44 to the Registration Statement on Form N-1A filed on April 17, 2009).

(b)           Amendment No. 1 to Services Agreement effective June 30, 2006 (incorporated by reference to PEA No. 44 to the Registration Statement on Form N-1A filed on April 17, 2009).

(c)	Amendment No. 2 to Services Agreement effective July 1, 2008 (incorporated by reference to PEA No. 44 to the Registration Statement on Form N-1A filed on April 17, 2009).

(d)
Assignment of Services Agreement from MEMBERS Capital Advisors, Inc. to MAM, effective July 1, 2009 (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(e)	Amended and Restated Fund Participation Agreement between Registrant, CUNA Mutual Insurance Society (“CMIS”), and MFD effective July 1, 2009 (variable products) – filed herewith.

(f)
Amendment No. 1 to Amended and Restated Fund Participation Agreement between Registrant, CMIS and MFD effective September 8, 2009 (variable products) (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(g)	Amendment No. 2 to Amended and Restated Fund Participation Agreement between Registrant, CMIS and MFD effective December 4, 2009 (variable products) – filed herewith.

(h)
Rule 22c-2 Shareholder Information Agreement between Registrant and CMIS dated October 16, 2006 (variable products) (incorporated by reference to Form N-4 Registration Statement of CMIS Separate Account--File No. 333-148426 filed on January 2, 2008).

(i)
Amended and Restated Fund Participation Agreement between Registrant, CMIS and CUNA Brokerage Services, Inc. (“CBSI”) dated September 22, 2008 (retirement plans) (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on December 18, 2008).

(j)
Consent to Assignment and Amendment of Fund Participation Agreement between Registrant, CMIS, CBSI and MFD effective July 1, 2009 (retirement plans) (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(k)
Information Sharing Agreement between Registrant and CMIS dated September 22, 2008 (retirement plans) (incorporated by reference to PEA No. 43 to the Registration Statement on Form N-1A filed on December 18, 2008).

(l)
First Amendment to Information Sharing Agreement between Registrant and CMIS effective July 1, 2009 (retirement plans) (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(m)	Investment Accounting Agreement between Registrant and SSB effective October 28, 2000 (incorporated by reference to PEA No. 28 to the Registration Statement on Form N-1A filed on April 12, 2001).

(n)	Amendment to Investment Accounting Agreement with SSB effective November 5, 2004 (incorporated by reference to PEA No. 33 to the Registration Statement on Form N-1A filed on April 28, 2005).

(o)           Amendment #3 to Investment Accounting Agreement with SSB effective June 30, 2006 (incorporated by reference to PEA No. 40 to the Registration Statement on Form N-1A filed on September 27, 2007).

(p)	Amendment #4 to Investment Accounting Agreement with SSB effective May 1, 2007 (incorporated by reference to PEA No. 40 to the Registration Statement on Form N-1A filed on September 27, 2007).

(q)	Amendment #5 to Investment Accounting Agreement with SSB effective October 1, 2007 (incorporated by reference to PEA No. 40 to the Registration Statement on Form N-1A filed on September 27, 2007).

(r)
Administrative Services Letter Agreement between MFD and CMIS relating to Class II Shares effective July 1, 2009 (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

(s)
Transfer Agent and Dividend Disbursing Agent Agreement between CMIS and MAM (on behalf of Registrant) effective July 1, 2009 (incorporated by reference to PEA No. 46 to the Registration Statement on Form N-1A filed on October 9, 2009).

14.	Consent of Deloitte & Touche LLP – filed herewith.

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 45 to the Registration Statement on Form N-1A filed on August 19, 2009).

17.	(a)
Prospectus of Ultra Series Fund dated May 1, 2009, as supplemented on July 1, September 30, October 2 and October 8, 2009 and February 10, 2010 (Prospectus is incorporated by reference to PEA No. 44 to the Registration Statement on Form N-1A filed on April 17, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

(b)
Statement of Additional Information (“SAI”) of Ultra Series Fund dated May 1, 2009, as supplemented July 1, 2009 and September 30, 2009 (SAI is incorporated by reference to PEA No. 44 to the Registration Statement on Form N-1A filed on April 17, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

(c)	Annual Report of Ultra Series Fund for the fiscal year ended December 31, 2008 (incorporated by reference to the Form N-CSR filed on February 25, 2009).

(d)	Semi-Annual Report of Ultra Series Fund for the six months ended June 30, 2009 (incorporated by reference to the Form N-CSR filed on August 31, 2009).

ITEM 17.  Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 10th day of February, 2010.

ULTRA SERIES FUND

_/s/ Katherine L. Frank___________
By:           Katherine L. Frank
Its:           President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Katherine L. Frank	President and Trustee (Principal	February 10, 2010
Katherine L. Frank	Executive Officer)

/s/ Greg D. Hoppe	Treasurer (Principal Financial	February 10, 2010
Greg D. Hoppe	Officer)

*	Trustee	February 10, 2010
Philip E. Blake

*	Trustee	February 10, 2010
James R. Imhoff, Jr.

*	Trustee	February 10, 2010
Steven P. Riege

*	Trustee	February 10, 2010
Richard E. Struthers

*	Trustee	February 10, 2010
Lorence D. Wheeler

*By: __/s/ W. Richard Mason_____________
W. Richard Mason
*Pursuant to Power of Attorney (see Exhibit 16 to this Registration Statement).

INDEX TO EXHIBITS

Exhibit                                Caption

1                      Amended and Restated Declaration of Trust of Registrant dated November 1, 2009

4                      Form of Agreement and Plan of Reorganization

11                      Opinion and Consent of Counsel Regarding Legality of Shares to be Issued

12                      Form of Tax Opinion

13(e)                      Amended and Restated Fund Participation Agreement between Registrant, CMIS, and MFD effective July 1, 2009 (variable products)

13(g)                      Amendment No. 2 to Amended and Restated Fund Participation Agreement between Registrant, CMIS and MFD effective December 4, 2009 (variable products)

14                      Consent of Deloitte & Touche LLP